UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.65%
Actual		$ 1,000.00	$ 1,087.20	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class	.75%
Actual		$ 1,000.00	$ 1,086.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2.90%
Actual		$ 1,000.00	$ 1,085.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R	.90%
Actual		$ 1,000.00	$ 1,086.10	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class	.73%
Actual		$ 1,000.00	$ 1,086.70	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.6	6.6
Gilead Sciences, Inc.	4.1	1.6
Keurig Green Mountain, Inc.	3.1	2.5
Harley-Davidson, Inc.	3.0	3.0
Google, Inc. Class A	2.4	4.3
Google, Inc. Class C	2.4	0.0
Apple, Inc.	2.2	2.5
Actavis PLC	2.0	1.1
The Blackstone Group LP	2.0	0.9
Danaher Corp.	1.9	1.5
	30.7
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.5	29.1
Consumer Discretionary	15.4	19.6
Health Care	14.7	17.0
Industrials	10.7	7.8
Consumer Staples	8.9	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 100.1%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.2%	** Foreign investments	12.6%

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 4.0%
Harley-Davidson, Inc.	2,056,952	$ 143,678,097
Tesla Motors, Inc. (a)(d)	201,627	48,402,578
		192,080,675
Distributors - 0.2%
LKQ Corp. (a)	418,900	11,180,441
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	234,900	10,086,606
H&R Block, Inc.	408,760	13,701,635
		23,788,241
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (a)	33,394	19,786,279
Domino's Pizza, Inc.	39,700	2,901,673
Dunkin' Brands Group, Inc.	569,795	26,102,309
Las Vegas Sands Corp.	128,000	9,756,160
Starbucks Corp.	830,973	64,300,691
Yum! Brands, Inc.	560,384	45,503,181
		168,350,293
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	102,755	14,215,127
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	71,542	23,235,411
TripAdvisor, Inc. (a)	230,453	25,041,023
		48,276,434
Leisure Products - 0.1%
NJOY, Inc. (e)	243,618	4,123,503
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	691,919	36,900,040
Specialty Retail - 3.3%
CarMax, Inc. (a)	145,500	7,567,455
Five Below, Inc. (a)	165,200	6,593,132
Home Depot, Inc.	1,059,232	85,755,423
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	337,844	30,882,320
Urban Outfitters, Inc. (a)	879,000	29,762,940
		160,561,270
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	1,342,740	16,271,550
Michael Kors Holdings Ltd. (a)	257,403	22,818,776
NIKE, Inc. Class B	528,676	40,998,824
		80,089,150
TOTAL CONSUMER DISCRETIONARY		739,565,174
CONSUMER STAPLES - 8.9%
Beverages - 1.2%
Monster Beverage Corp. (a)	134,007	9,518,517

	Shares	Value
SABMiller PLC	468,842	$ 27,184,506
The Coca-Cola Co.	537,438	22,765,874
		59,468,897
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	209,400	24,114,504
Sprouts Farmers Market LLC	62,695	2,051,380
Whole Foods Market, Inc.	412,066	15,918,110
		42,083,994
Food Products - 4.3%
Keurig Green Mountain, Inc.	1,173,537	146,234,446
Mead Johnson Nutrition Co. Class A	317,886	29,617,439
The Hershey Co.	293,344	28,562,905
		204,414,790
Household Products - 1.6%
Procter & Gamble Co.	1,001,523	78,709,693
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	98,700	7,329,462
Herbalife Ltd.	560,855	36,197,582
		43,527,044
TOTAL CONSUMER STAPLES		428,204,418
ENERGY - 8.8%
Energy Equipment & Services - 3.4%
Dril-Quip, Inc. (a)	159,812	17,457,863
Halliburton Co.	1,118,200	79,403,382
Oceaneering International, Inc.	408,874	31,945,326
Pason Systems, Inc.	533,244	14,992,100
RigNet, Inc. (a)	410,594	22,098,169
		165,896,840
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy, Inc. (a)	417,500	29,934,750
Continental Resources, Inc. (a)(d)	266,305	42,086,842
EOG Resources, Inc.	287,400	33,585,564
EQT Midstream Partners LP	149,500	14,462,630
Golar LNG Ltd. (NASDAQ) (d)	630,617	37,900,082
Markwest Energy Partners LP	182,900	13,091,982
Noble Energy, Inc.	190,800	14,779,368
Phillips 66 Partners LP	395,982	29,920,400
Pioneer Natural Resources Co.	105,298	24,198,533
Targa Resources Corp.	142,287	19,858,997
		259,819,148
TOTAL ENERGY		425,715,988
FINANCIALS - 7.8%
Banks - 1.0%
HDFC Bank Ltd. sponsored ADR	1,013,549	47,454,364
Capital Markets - 5.1%
BlackRock, Inc. Class A	91,606	29,277,278
E*TRADE Financial Corp. (a)	1,589,560	33,794,046
Fortress Investment Group LLC	635,700	4,729,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Harvest Capital Credit Corp. (d)	105,739	$ 1,568,109
Invesco Ltd.	1,316,093	49,682,511
KKR & Co. LP	604,500	14,707,485
Legg Mason, Inc.	385,742	19,792,422
The Blackstone Group LP	2,800,848	93,660,357
		247,211,816
Consumer Finance - 0.7%
American Express Co.	273,293	25,927,307
Shriram Transport Finance Co. Ltd.	478,307	7,207,655
		33,134,962
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	95,200	12,048,512
McGraw Hill Financial, Inc.	341,713	28,372,430
		40,420,942
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	320,900	1,655,167
Realogy Holdings Corp. (a)	181,301	6,836,861
		8,492,028
TOTAL FINANCIALS		376,714,112
HEALTH CARE - 14.7%
Biotechnology - 9.5%
Acceleron Pharma, Inc.	190,300	6,464,491
Actelion Ltd.	72,344	9,153,131
Alexion Pharmaceuticals, Inc. (a)	205,081	32,043,906
Biogen Idec, Inc. (a)	272,405	85,892,021
BioMarin Pharmaceutical, Inc. (a)	341,925	21,271,154
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	21,255
Enanta Pharmaceuticals, Inc. (a)(d)	402,880	17,352,042
Gilead Sciences, Inc. (a)	2,421,190	200,740,863
Insmed, Inc. (a)	1,164,602	23,268,748
Kamada (a)	185,418	1,320,176
Ophthotech Corp.	198,539	8,400,185
uniQure B.V.	131,324	1,784,693
Vanda Pharmaceuticals, Inc. (a)(d)	818,010	13,235,402
Vertex Pharmaceuticals, Inc. (a)	388,900	36,821,052
		457,769,119
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	119,651	332,630
GI Dynamics, Inc. CDI (a)	704,680	385,397
The Cooper Companies, Inc.	176,500	23,921,045
		24,639,072
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	483,176	8,005,066
Qualicorp SA (a)	992,800	11,727,576
		19,732,642
Health Care Technology - 0.2%
Cerner Corp. (a)	136,687	7,050,315

	Shares	Value
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	223,898	$ 39,974,749
Pharmaceuticals - 3.3%
AbbVie, Inc.	580,147	32,743,497
Actavis PLC (a)	437,566	97,599,096
AVANIR Pharmaceuticals Class A (a)	1,018,400	5,743,776
Perrigo Co. PLC	157,577	22,968,424
		159,054,793
TOTAL HEALTH CARE		708,220,690
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
TransDigm Group, Inc.	212,596	35,558,807
United Technologies Corp.	729,377	84,206,575
		119,765,382
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	144,682	8,073,256
Building Products - 0.4%
A.O. Smith Corp.	400,918	19,877,514
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	827,935	26,386,288
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	385,294	20,528,464
MasTec, Inc. (a)	76,200	2,348,484
		22,876,948
Electrical Equipment - 0.6%
AMETEK, Inc.	338,300	17,686,324
Power Solutions International, Inc. (a)	131,843	9,488,741
		27,175,065
Industrial Conglomerates - 2.4%
Danaher Corp.	1,171,226	92,210,623
Roper Industries, Inc.	170,117	24,838,783
		117,049,406
Machinery - 2.4%
Allison Transmission Holdings, Inc.	616,500	19,173,150
Caterpillar, Inc.	338,303	36,763,387
Manitowoc Co., Inc.	1,461,205	48,015,196
Sarine Technologies Ltd.	2,211,000	4,557,118
Sun Hydraulics Corp.	58,700	2,383,220
Weg SA	482,170	6,173,609
		117,065,680
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	405,104	24,314,342
WageWorks, Inc. (a)	112,773	5,436,786
		29,751,128
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	349,200	25,763,976
TOTAL INDUSTRIALS		513,784,643
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.4%
QUALCOMM, Inc.	280,200	$ 22,191,840
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	540,614	33,431,570
Internet Software & Services - 15.8%
Cornerstone OnDemand, Inc. (a)	257,965	11,871,549
CoStar Group, Inc. (a)	39,100	6,184,447
Cvent, Inc. (d)	594,275	17,287,460
Demandware, Inc. (a)	182,700	12,673,899
Facebook, Inc. Class A (a)	5,446,209	366,475,397
Google, Inc.:
Class A (a)	201,898	118,043,704
Class C (a)	201,898	116,147,881
Naver Corp.	45,797	37,787,050
SPS Commerce, Inc. (a)	249,629	15,774,057
Textura Corp. (d)	1,121,261	26,506,610
Xoom Corp. (a)	73,430	1,935,615
Yahoo!, Inc. (a)	962,588	33,815,716
		764,503,385
IT Services - 2.2%
Gartner, Inc. Class A (a)	369,017	26,023,079
Visa, Inc. Class A	377,468	79,536,282
		105,559,361
Semiconductors & Semiconductor Equipment - 0.3%
M/A-COM Technology Solutions, Inc. (a)	87,736	1,972,305
MediaTek, Inc.	685,000	11,580,049
		13,552,354
Software - 6.4%
Activision Blizzard, Inc.	377,032	8,407,814
ANSYS, Inc. (a)	5,410	410,186
Computer Modelling Group Ltd.	553,300	15,358,930
Electronic Arts, Inc. (a)	1,213,321	43,521,824
Fleetmatics Group PLC (a)	165,050	5,337,717
Microsoft Corp.	2,097,200	87,453,240
salesforce.com, Inc. (a)	1,468,462	85,288,273
ServiceNow, Inc. (a)	109,600	6,790,816
SolarWinds, Inc. (a)	299,007	11,559,611
Solera Holdings, Inc.	78,200	5,251,130
SS&C Technologies Holdings, Inc. (a)	782,308	34,593,660
The Rubicon Project, Inc.	278,602	3,577,250
		307,550,451

	Shares	Value
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	1,159,327	$ 107,736,258
Nimble Storage, Inc. (d)	407,900	12,530,688
		120,266,946
TOTAL INFORMATION TECHNOLOGY		1,367,055,907
MATERIALS - 4.9%
Chemicals - 2.3%
FMC Corp.	367,005	26,127,086
Monsanto Co.	272,549	33,997,762
Sherwin-Williams Co.	179,260	37,090,687
Westlake Chemical Corp.	179,904	15,068,759
		112,284,294
Construction Materials - 2.6%
CaesarStone Sdot-Yam Ltd.	50,648	2,485,804
Eagle Materials, Inc.	758,552	71,516,283
James Hardie Industries PLC sponsored ADR	210,300	13,747,311
Vulcan Materials Co.	593,846	37,857,683
		125,607,081
TOTAL MATERIALS		237,891,375
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
8x8, Inc. (a)	697,759	5,637,893
UTILITIES - 0.3%
Electric Utilities - 0.3%
ITC Holdings Corp.	401,937	14,662,662
TOTAL COMMON STOCKS (Cost $3,375,450,656)		4,817,452,862
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	1,049,416	4,848,302
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (e)	159,060	9,870,023
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,718,325)		14,718,325
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (Cost $849,986)	$ 850,000	$ 849,984
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,679,957	6,679,957
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	64,695,963	64,695,963
TOTAL MONEY MARKET FUNDS (Cost $71,375,920)		71,375,920
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,462,394,887)	4,904,397,091
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(77,256,827)
NET ASSETS - 100%	$ 4,827,140,264
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,841,827 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Uber Technologies, Inc. 8.00%	6/6/14	$ 9,870,023
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,544
Fidelity Securities Lending Cash Central Fund	217,837
Total	$ 267,381
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 744,413,476	$ 735,441,671	$ -	$ 8,971,805
Consumer Staples	428,204,418	428,204,418	-	-
Energy	425,715,988	425,715,988	-	-
Financials	376,714,112	375,058,945	1,655,167	-
Health Care	708,220,690	708,199,435	21,255	-
Industrials	513,784,643	513,784,643	-	-
Information Technology	1,376,925,930	1,367,055,907	-	9,870,023
Materials	237,891,375	237,891,375	-	-
Telecommunication Services	5,637,893	5,637,893	-	-
Utilities	14,662,662	14,662,662	-	-
U.S. Government and Government Agency Obligations	849,984	-	849,984	-
Money Market Funds	71,375,920	71,375,920	-	-
Total Investments in Securities:	$ 4,904,397,091	$ 4,883,028,857	$ 2,526,406	$ 18,841,828
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Ireland	3.1%
Bermuda	1.8%
India	1.4%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,532,662) - See accompanying schedule: Unaffiliated issuers (cost $3,391,018,967)	$ 4,833,021,171
Fidelity Central Funds (cost $71,375,920)	71,375,920
Total Investments (cost $3,462,394,887)		$ 4,904,397,091
Cash		15,063
Receivable for investments sold		22,532,201
Receivable for fund shares sold		1,059,279
Dividends receivable		2,205,607
Distributions receivable from Fidelity Central Funds		34,246
Other receivables		190,579
Total assets		4,930,434,066

Liabilities
Payable for investments purchased	$ 32,129,465
Payable for fund shares redeemed	3,434,978
Accrued management fee	2,203,254
Distribution and service plan fees payable	214,911
Other affiliated payables	372,383
Other payables and accrued expenses	242,848
Collateral on securities loaned, at value	64,695,963
Total liabilities		103,293,802

Net Assets		$ 4,827,140,264
Net Assets consist of:
Paid in capital		$ 3,408,403,798
Undistributed net investment income		5,445,262
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,712,804)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,442,004,008
Net Assets		$ 4,827,140,264

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,214,886,437 ÷ 51,748,969 shares)	$ 62.12

Service Class: Net Asset Value, offering price and redemption price per share ($519,265,440 ÷ 8,383,202 shares)	$ 61.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($835,040,966 ÷ 13,594,186 shares)	$ 61.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($11,018,116 ÷ 180,018 shares)	$ 61.21

Investor Class: Net Asset Value, offering price and redemption price per share ($246,929,305 ÷ 3,986,941 shares)	$ 61.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 23,022,608
Interest		27
Income from Fidelity Central Funds		267,381
Total income		23,290,016

Expenses
Management fee	$ 13,086,924
Transfer agent fees	1,649,014
Distribution and service plan fees	1,247,076
Accounting and security lending fees	548,164
Custodian fees and expenses	69,582
Independent trustees' compensation	9,878
Appreciation in deferred trustee compensation account	155
Audit	39,071
Legal	9,868
Interest	3,848
Miscellaneous	19,910
Total expenses before reductions	16,683,490
Expense reductions	(42,427)	16,641,063
Net investment income (loss)		6,648,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	383,977,223
Foreign currency transactions	(5,553)
Futures contracts	1,308,627
Total net realized gain (loss)		385,280,297
Change in net unrealized appreciation (depreciation) on: Investment securities	3,685,084
Assets and liabilities in foreign currencies	2,933
Total change in net unrealized appreciation (depreciation)		3,688,017
Net gain (loss)		388,968,314
Net increase (decrease) in net assets resulting from operations		$ 395,617,267

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,648,953	$ 9,367,117
Net realized gain (loss)	385,280,297	696,288,243
Change in net unrealized appreciation (depreciation)	3,688,017	576,499,103
Net increase (decrease) in net assets resulting from operations	395,617,267	1,282,154,463
Distributions to shareholders from net investment income	-	(9,763,755)
Distributions to shareholders from net realized gain	-	(2,850,414)
Total distributions	-	(12,614,169)
Share transactions - net increase (decrease)	(211,341,462)	(377,103,293)
Redemption fees	74,895	17,166
Total increase (decrease) in net assets	184,350,700	892,454,167

Net Assets
Beginning of period	4,642,789,564	3,750,335,397
End of period (including undistributed net investment income of $5,445,262 and distributions in excess of net investment income of $1,203,691, respectively)	$ 4,827,140,264	$ 4,642,789,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 42.05	$ 36.89	$ 37.09	$ 30.04	$ 23.53
Income from Investment Operations
Net investment income (loss) E	.10	.14	.26	.14	.07	.10
Net realized and unrealized gain (loss)	4.88	15.13	5.16	(.06)	7.18	6.55
Total from investment operations	4.98	15.27	5.42	.08	7.25	6.65
Distributions from net investment income	-	(.15)	(.26)	(.15) H	(.09)	(.12)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.18) M	(.26)	(.28) L	(.20)	(.14) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 62.12	$ 57.14	$ 42.05	$ 36.89	$ 37.09	$ 30.04
Total ReturnB, C, D	8.72%	36.34%	14.69%	.20%	24.17%	28.29%
Ratios to Average Net Assets F, I
Expenses before reductions	.65%A	.66%	.66%	.66%	.67%	.69%
Expenses net of fee waivers, if any	.65%A	.65%	.66%	.66%	.66%	.69%
Expenses net of all reductions	.64%A	.65%	.65%	.66%	.66%	.68%
Net investment income (loss)	.34%A	.28%	.64%	.36%	.22%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,214,886	$ 3,179,928	$ 2,613,977	$ 2,583,122	$ 2,842,307	$ 2,618,954
Portfolio turnover rate G	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share. LTotal distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share. MTotal distributions of $.18 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 41.95	$ 36.81	$ 36.99	$ 29.96	$ 23.47
Income from Investment Operations
Net investment income (loss) E	.07	.09	.22	.10	.04	.08
Net realized and unrealized gain (loss)	4.87	15.09	5.13	(.05)	7.16	6.52
Total from investment operations	4.94	15.18	5.35	.05	7.20	6.60
Distributions from net investment income	-	(.10)	(.21)	(.11) H	(.06)	(.09)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.13) L	(.21)	(.23)	(.17)	(.11) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.94	$ 57.00	$ 41.95	$ 36.81	$ 36.99	$ 29.96
Total ReturnB, C, D	8.67%	36.20%	14.54%	.14%	24.06%	28.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%A	.76%	.76%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.75%A	.75%	.76%	.76%	.76%	.79%
Expenses net of all reductions	.74%A	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	.24%A	.18%	.54%	.26%	.12%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,265	$ 491,959	$ 395,589	$ 395,217	$ 453,063	$ 421,996
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.57	$ 41.64	$ 36.53	$ 36.72	$ 29.75	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.03	.01	.16	.04	(.01)	.04
Net realized and unrealized gain (loss)	4.83	14.98	5.10	(.05)	7.10	6.48
Total from investment operations	4.86	14.99	5.26	(.01)	7.09	6.52
Distributions from net investment income	-	(.02)	(.15)	(.06) H	(.01)	(.05)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.06)	(.15)	(.18)	(.12)	(.08) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.43	$ 56.57	$ 41.64	$ 36.53	$ 36.72	$ 29.75
Total ReturnB, C, D	8.59%	36.00%	14.40%	(.03)%	23.86%	27.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.90%A	.91%	.91%	.92%	.92%	.94%
Expenses net of fee waivers, if any	.90%A	.90%	.91%	.91%	.91%	.94%
Expenses net of all reductions	.89%A	.90%	.90%	.91%	.91%	.93%
Net investment income (loss)	.09%A	.03%	.39%	.11%	(.03)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 835,041	$ 739,551	$ 592,407	$ 590,556	$ 584,193	$ 528,819
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.36	$ 41.55	$ 36.46	$ 36.64	$ 29.70	$ 23.26
Income from Investment Operations
Net investment income (loss) E	.02	.02	.16	.04	(.01)	.04
Net realized and unrealized gain (loss)	4.83	14.92	5.09	(.05)	7.09	6.46
Total from investment operations	4.85	14.94	5.25	(.01)	7.08	6.50
Distributions from net investment income	-	(.10)	(.16)	(.05) H	(.03)	(.04)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.13) L	(.16)	(.17)	(.14)	(.06) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.21	$ 56.36	$ 41.55	$ 36.46	$ 36.64	$ 29.70
Total ReturnB, C, D	8.61%	35.97%	14.41%	(.02)%	23.86%	27.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.90%A	.90%	.91%	.91%	.92%	.94%
Expenses net of fee waivers, if any	.90%A	.90%	.91%	.91%	.91%	.94%
Expenses net of all reductions	.90%A	.90%	.90%	.91%	.91%	.93%
Net investment income (loss)	.09%A	.03%	.39%	.11%	(.03)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,018	$ 17,284	$ 5,357	$ 5,202	$ 5,739	$ 4,084
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.99	$ 41.95	$ 36.81	$ 37.00	$ 29.97	$ 23.48
Income from Investment Operations
Net investment income (loss) E	.08	.10	.23	.10	.04	.08
Net realized and unrealized gain (loss)	4.86	15.09	5.13	(.05)	7.17	6.52
Total from investment operations	4.94	15.19	5.36	.05	7.21	6.60
Distributions from net investment income	-	(.11)	(.22)	(.12) H	(.07)	(.09)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.15)	(.22)	(.24)	(.18)	(.11) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.93	$ 56.99	$ 41.95	$ 36.81	$ 37.00	$ 29.97
Total ReturnB, C, D	8.67%	36.22%	14.58%	.14%	24.08%	28.14%
Ratios to Average Net Assets F, I
Expenses before reductions	.73%A	.74%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.73%A	.73%	.75%	.75%	.75%	.79%
Expenses net of all reductions	.73%A	.73%	.74%	.74%	.75%	.78%
Net investment income (loss)	.26%A	.20%	.55%	.27%	.13%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,929	$ 214,067	$ 143,005	$ 126,551	$ 117,936	$ 95,531
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,466,569,635
Gross unrealized depreciation	(33,402,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,433,167,140

Tax cost	$ 3,471,229,951

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (404,192,084)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,308,627 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,266,955,745 and $1,418,786,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 252,591
Service Class 2	975,666
Service Class 2R	18,819
$ 1,247,076

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets.

For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,051,920
Service Class	165,610
Service Class 2	256,282
Service Class 2R	4,858
Investor Class	170,344
$ 1,649,014

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,848 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 84,991,600.33%		$ 3,848

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,291 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,051,980. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $217,837, including $40,491 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,427 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 8,183,689
Service Class	-	834,735
Service Class 2	-	302,832
Service Class 2R	-	28,824
Investor Class	-	413,675
Total	$ -	$ 9,763,755

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

From net realized gain	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class	$ -	$ 1,948,498
Service Class	-	301,193
Service Class 2	-	460,831
Service Class 2R	-	10,619
Investor Class	-	129,273
Total	$ -	$ 2,850,414

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,124,411	1,850,753	$ 66,658,675	$ 90,925,901
Reinvestment of distributions	-	184,188	-	10,132,187
Shares redeemed	(5,029,841)	(8,540,450)	(300,545,789)	(413,920,350)
Net increase (decrease)	(3,905,430)	(6,505,509)	$ (233,887,114)	$ (312,862,262)
Service Class
Shares sold	372,838	506,606	$ 22,172,215	$ 24,889,515
Reinvestment of distributions	-	20,698	-	1,135,928
Shares redeemed	(620,974)	(1,325,183)	(36,459,440)	(63,783,330)
Net increase (decrease)	(248,136)	(797,879)	$ (14,287,225)	$ (37,757,887)
Service Class 2
Shares sold	1,754,318	1,978,056	$ 103,087,075	$ 97,911,059
Reinvestment of distributions	-	14,022	-	763,663
Shares redeemed	(1,234,367)	(3,143,720)	(72,256,920)	(152,819,651)
Net increase (decrease)	519,951	(1,151,642)	$ 30,830,155	$ (54,144,929)
Service Class 2R
Shares sold	163,973	261,110	$ 9,675,280	$ 13,399,914
Reinvestment of distributions	-	727	-	39,443
Shares redeemed	(290,609)	(84,125)	(17,526,991)	(4,065,469)
Net increase (decrease)	(126,636)	177,712	$ (7,851,711)	$ 9,373,888
Investor Class
Shares sold	574,007	770,590	$ 33,971,174	$ 38,503,533
Reinvestment of distributions	-	9,897	-	542,948
Shares redeemed	(343,598)	(432,922)	(20,116,741)	(20,758,584)
Net increase (decrease)	230,409	347,565	$ 13,854,433	$ 18,287,897

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWTR-SANN-0814
1.833448.108

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.65%
Actual		$ 1,000.00	$ 1,087.20	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class	.75%
Actual		$ 1,000.00	$ 1,086.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2.90%
Actual		$ 1,000.00	$ 1,085.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R	.90%
Actual		$ 1,000.00	$ 1,086.10	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class	.73%
Actual		$ 1,000.00	$ 1,086.70	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.6	6.6
Gilead Sciences, Inc.	4.1	1.6
Keurig Green Mountain, Inc.	3.1	2.5
Harley-Davidson, Inc.	3.0	3.0
Google, Inc. Class A	2.4	4.3
Google, Inc. Class C	2.4	0.0
Apple, Inc.	2.2	2.5
Actavis PLC	2.0	1.1
The Blackstone Group LP	2.0	0.9
Danaher Corp.	1.9	1.5
	30.7
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.5	29.1
Consumer Discretionary	15.4	19.6
Health Care	14.7	17.0
Industrials	10.7	7.8
Consumer Staples	8.9	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 100.1%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities)† (0.1)%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.2%	** Foreign investments	12.6%

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 4.0%
Harley-Davidson, Inc.	2,056,952	$ 143,678,097
Tesla Motors, Inc. (a)(d)	201,627	48,402,578
		192,080,675
Distributors - 0.2%
LKQ Corp. (a)	418,900	11,180,441
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	234,900	10,086,606
H&R Block, Inc.	408,760	13,701,635
		23,788,241
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (a)	33,394	19,786,279
Domino's Pizza, Inc.	39,700	2,901,673
Dunkin' Brands Group, Inc.	569,795	26,102,309
Las Vegas Sands Corp.	128,000	9,756,160
Starbucks Corp.	830,973	64,300,691
Yum! Brands, Inc.	560,384	45,503,181
		168,350,293
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	102,755	14,215,127
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	71,542	23,235,411
TripAdvisor, Inc. (a)	230,453	25,041,023
		48,276,434
Leisure Products - 0.1%
NJOY, Inc. (e)	243,618	4,123,503
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	691,919	36,900,040
Specialty Retail - 3.3%
CarMax, Inc. (a)	145,500	7,567,455
Five Below, Inc. (a)	165,200	6,593,132
Home Depot, Inc.	1,059,232	85,755,423
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	337,844	30,882,320
Urban Outfitters, Inc. (a)	879,000	29,762,940
		160,561,270
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	1,342,740	16,271,550
Michael Kors Holdings Ltd. (a)	257,403	22,818,776
NIKE, Inc. Class B	528,676	40,998,824
		80,089,150
TOTAL CONSUMER DISCRETIONARY		739,565,174
CONSUMER STAPLES - 8.9%
Beverages - 1.2%
Monster Beverage Corp. (a)	134,007	9,518,517

	Shares	Value
SABMiller PLC	468,842	$ 27,184,506
The Coca-Cola Co.	537,438	22,765,874
		59,468,897
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	209,400	24,114,504
Sprouts Farmers Market LLC	62,695	2,051,380
Whole Foods Market, Inc.	412,066	15,918,110
		42,083,994
Food Products - 4.3%
Keurig Green Mountain, Inc.	1,173,537	146,234,446
Mead Johnson Nutrition Co. Class A	317,886	29,617,439
The Hershey Co.	293,344	28,562,905
		204,414,790
Household Products - 1.6%
Procter & Gamble Co.	1,001,523	78,709,693
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	98,700	7,329,462
Herbalife Ltd.	560,855	36,197,582
		43,527,044
TOTAL CONSUMER STAPLES		428,204,418
ENERGY - 8.8%
Energy Equipment & Services - 3.4%
Dril-Quip, Inc. (a)	159,812	17,457,863
Halliburton Co.	1,118,200	79,403,382
Oceaneering International, Inc.	408,874	31,945,326
Pason Systems, Inc.	533,244	14,992,100
RigNet, Inc. (a)	410,594	22,098,169
		165,896,840
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy, Inc. (a)	417,500	29,934,750
Continental Resources, Inc. (a)(d)	266,305	42,086,842
EOG Resources, Inc.	287,400	33,585,564
EQT Midstream Partners LP	149,500	14,462,630
Golar LNG Ltd. (NASDAQ) (d)	630,617	37,900,082
Markwest Energy Partners LP	182,900	13,091,982
Noble Energy, Inc.	190,800	14,779,368
Phillips 66 Partners LP	395,982	29,920,400
Pioneer Natural Resources Co.	105,298	24,198,533
Targa Resources Corp.	142,287	19,858,997
		259,819,148
TOTAL ENERGY		425,715,988
FINANCIALS - 7.8%
Banks - 1.0%
HDFC Bank Ltd. sponsored ADR	1,013,549	47,454,364
Capital Markets - 5.1%
BlackRock, Inc. Class A	91,606	29,277,278
E*TRADE Financial Corp. (a)	1,589,560	33,794,046
Fortress Investment Group LLC	635,700	4,729,608
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Harvest Capital Credit Corp. (d)	105,739	$ 1,568,109
Invesco Ltd.	1,316,093	49,682,511
KKR & Co. LP	604,500	14,707,485
Legg Mason, Inc.	385,742	19,792,422
The Blackstone Group LP	2,800,848	93,660,357
		247,211,816
Consumer Finance - 0.7%
American Express Co.	273,293	25,927,307
Shriram Transport Finance Co. Ltd.	478,307	7,207,655
		33,134,962
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	95,200	12,048,512
McGraw Hill Financial, Inc.	341,713	28,372,430
		40,420,942
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	320,900	1,655,167
Realogy Holdings Corp. (a)	181,301	6,836,861
		8,492,028
TOTAL FINANCIALS		376,714,112
HEALTH CARE - 14.7%
Biotechnology - 9.5%
Acceleron Pharma, Inc.	190,300	6,464,491
Actelion Ltd.	72,344	9,153,131
Alexion Pharmaceuticals, Inc. (a)	205,081	32,043,906
Biogen Idec, Inc. (a)	272,405	85,892,021
BioMarin Pharmaceutical, Inc. (a)	341,925	21,271,154
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	21,255
Enanta Pharmaceuticals, Inc. (a)(d)	402,880	17,352,042
Gilead Sciences, Inc. (a)	2,421,190	200,740,863
Insmed, Inc. (a)	1,164,602	23,268,748
Kamada (a)	185,418	1,320,176
Ophthotech Corp.	198,539	8,400,185
uniQure B.V.	131,324	1,784,693
Vanda Pharmaceuticals, Inc. (a)(d)	818,010	13,235,402
Vertex Pharmaceuticals, Inc. (a)	388,900	36,821,052
		457,769,119
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	119,651	332,630
GI Dynamics, Inc. CDI (a)	704,680	385,397
The Cooper Companies, Inc.	176,500	23,921,045
		24,639,072
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	483,176	8,005,066
Qualicorp SA (a)	992,800	11,727,576
		19,732,642
Health Care Technology - 0.2%
Cerner Corp. (a)	136,687	7,050,315

	Shares	Value
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	223,898	$ 39,974,749
Pharmaceuticals - 3.3%
AbbVie, Inc.	580,147	32,743,497
Actavis PLC (a)	437,566	97,599,096
AVANIR Pharmaceuticals Class A (a)	1,018,400	5,743,776
Perrigo Co. PLC	157,577	22,968,424
		159,054,793
TOTAL HEALTH CARE		708,220,690
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
TransDigm Group, Inc.	212,596	35,558,807
United Technologies Corp.	729,377	84,206,575
		119,765,382
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	144,682	8,073,256
Building Products - 0.4%
A.O. Smith Corp.	400,918	19,877,514
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	827,935	26,386,288
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	385,294	20,528,464
MasTec, Inc. (a)	76,200	2,348,484
		22,876,948
Electrical Equipment - 0.6%
AMETEK, Inc.	338,300	17,686,324
Power Solutions International, Inc. (a)	131,843	9,488,741
		27,175,065
Industrial Conglomerates - 2.4%
Danaher Corp.	1,171,226	92,210,623
Roper Industries, Inc.	170,117	24,838,783
		117,049,406
Machinery - 2.4%
Allison Transmission Holdings, Inc.	616,500	19,173,150
Caterpillar, Inc.	338,303	36,763,387
Manitowoc Co., Inc.	1,461,205	48,015,196
Sarine Technologies Ltd.	2,211,000	4,557,118
Sun Hydraulics Corp.	58,700	2,383,220
Weg SA	482,170	6,173,609
		117,065,680
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	405,104	24,314,342
WageWorks, Inc. (a)	112,773	5,436,786
		29,751,128
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	349,200	25,763,976
TOTAL INDUSTRIALS		513,784,643
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.4%
QUALCOMM, Inc.	280,200	$ 22,191,840
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	540,614	33,431,570
Internet Software & Services - 15.8%
Cornerstone OnDemand, Inc. (a)	257,965	11,871,549
CoStar Group, Inc. (a)	39,100	6,184,447
Cvent, Inc. (d)	594,275	17,287,460
Demandware, Inc. (a)	182,700	12,673,899
Facebook, Inc. Class A (a)	5,446,209	366,475,397
Google, Inc.:
Class A (a)	201,898	118,043,704
Class C (a)	201,898	116,147,881
Naver Corp.	45,797	37,787,050
SPS Commerce, Inc. (a)	249,629	15,774,057
Textura Corp. (d)	1,121,261	26,506,610
Xoom Corp. (a)	73,430	1,935,615
Yahoo!, Inc. (a)	962,588	33,815,716
		764,503,385
IT Services - 2.2%
Gartner, Inc. Class A (a)	369,017	26,023,079
Visa, Inc. Class A	377,468	79,536,282
		105,559,361
Semiconductors & Semiconductor Equipment - 0.3%
M/A-COM Technology Solutions, Inc. (a)	87,736	1,972,305
MediaTek, Inc.	685,000	11,580,049
		13,552,354
Software - 6.4%
Activision Blizzard, Inc.	377,032	8,407,814
ANSYS, Inc. (a)	5,410	410,186
Computer Modelling Group Ltd.	553,300	15,358,930
Electronic Arts, Inc. (a)	1,213,321	43,521,824
Fleetmatics Group PLC (a)	165,050	5,337,717
Microsoft Corp.	2,097,200	87,453,240
salesforce.com, Inc. (a)	1,468,462	85,288,273
ServiceNow, Inc. (a)	109,600	6,790,816
SolarWinds, Inc. (a)	299,007	11,559,611
Solera Holdings, Inc.	78,200	5,251,130
SS&C Technologies Holdings, Inc. (a)	782,308	34,593,660
The Rubicon Project, Inc.	278,602	3,577,250
		307,550,451

	Shares	Value
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	1,159,327	$ 107,736,258
Nimble Storage, Inc. (d)	407,900	12,530,688
		120,266,946
TOTAL INFORMATION TECHNOLOGY		1,367,055,907
MATERIALS - 4.9%
Chemicals - 2.3%
FMC Corp.	367,005	26,127,086
Monsanto Co.	272,549	33,997,762
Sherwin-Williams Co.	179,260	37,090,687
Westlake Chemical Corp.	179,904	15,068,759
		112,284,294
Construction Materials - 2.6%
CaesarStone Sdot-Yam Ltd.	50,648	2,485,804
Eagle Materials, Inc.	758,552	71,516,283
James Hardie Industries PLC sponsored ADR	210,300	13,747,311
Vulcan Materials Co.	593,846	37,857,683
		125,607,081
TOTAL MATERIALS		237,891,375
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
8x8, Inc. (a)	697,759	5,637,893
UTILITIES - 0.3%
Electric Utilities - 0.3%
ITC Holdings Corp.	401,937	14,662,662
TOTAL COMMON STOCKS (Cost $3,375,450,656)		4,817,452,862
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	1,049,416	4,848,302
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (e)	159,060	9,870,023
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,718,325)		14,718,325
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (Cost $849,986)	$ 850,000	$ 849,984
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,679,957	6,679,957
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	64,695,963	64,695,963
TOTAL MONEY MARKET FUNDS (Cost $71,375,920)		71,375,920
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,462,394,887)	4,904,397,091
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(77,256,827)
NET ASSETS - 100%	$ 4,827,140,264
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,841,827 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Uber Technologies, Inc. 8.00%	6/6/14	$ 9,870,023
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,544
Fidelity Securities Lending Cash Central Fund	217,837
Total	$ 267,381
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 744,413,476	$ 735,441,671	$ -	$ 8,971,805
Consumer Staples	428,204,418	428,204,418	-	-
Energy	425,715,988	425,715,988	-	-
Financials	376,714,112	375,058,945	1,655,167	-
Health Care	708,220,690	708,199,435	21,255	-
Industrials	513,784,643	513,784,643	-	-
Information Technology	1,376,925,930	1,367,055,907	-	9,870,023
Materials	237,891,375	237,891,375	-	-
Telecommunication Services	5,637,893	5,637,893	-	-
Utilities	14,662,662	14,662,662	-	-
U.S. Government and Government Agency Obligations	849,984	-	849,984	-
Money Market Funds	71,375,920	71,375,920	-	-
Total Investments in Securities:	$ 4,904,397,091	$ 4,883,028,857	$ 2,526,406	$ 18,841,828
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Ireland	3.1%
Bermuda	1.8%
India	1.4%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,532,662) - See accompanying schedule: Unaffiliated issuers (cost $3,391,018,967)	$ 4,833,021,171
Fidelity Central Funds (cost $71,375,920)	71,375,920
Total Investments (cost $3,462,394,887)		$ 4,904,397,091
Cash		15,063
Receivable for investments sold		22,532,201
Receivable for fund shares sold		1,059,279
Dividends receivable		2,205,607
Distributions receivable from Fidelity Central Funds		34,246
Other receivables		190,579
Total assets		4,930,434,066

Liabilities
Payable for investments purchased	$ 32,129,465
Payable for fund shares redeemed	3,434,978
Accrued management fee	2,203,254
Distribution and service plan fees payable	214,911
Other affiliated payables	372,383
Other payables and accrued expenses	242,848
Collateral on securities loaned, at value	64,695,963
Total liabilities		103,293,802

Net Assets		$ 4,827,140,264
Net Assets consist of:
Paid in capital		$ 3,408,403,798
Undistributed net investment income		5,445,262
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,712,804)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,442,004,008
Net Assets		$ 4,827,140,264

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,214,886,437 ÷ 51,748,969 shares)	$ 62.12

Service Class: Net Asset Value, offering price and redemption price per share ($519,265,440 ÷ 8,383,202 shares)	$ 61.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($835,040,966 ÷ 13,594,186 shares)	$ 61.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($11,018,116 ÷ 180,018 shares)	$ 61.21

Investor Class: Net Asset Value, offering price and redemption price per share ($246,929,305 ÷ 3,986,941 shares)	$ 61.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 23,022,608
Interest		27
Income from Fidelity Central Funds		267,381
Total income		23,290,016

Expenses
Management fee	$ 13,086,924
Transfer agent fees	1,649,014
Distribution and service plan fees	1,247,076
Accounting and security lending fees	548,164
Custodian fees and expenses	69,582
Independent trustees' compensation	9,878
Appreciation in deferred trustee compensation account	155
Audit	39,071
Legal	9,868
Interest	3,848
Miscellaneous	19,910
Total expenses before reductions	16,683,490
Expense reductions	(42,427)	16,641,063
Net investment income (loss)		6,648,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	383,977,223
Foreign currency transactions	(5,553)
Futures contracts	1,308,627
Total net realized gain (loss)		385,280,297
Change in net unrealized appreciation (depreciation) on: Investment securities	3,685,084
Assets and liabilities in foreign currencies	2,933
Total change in net unrealized appreciation (depreciation)		3,688,017
Net gain (loss)		388,968,314
Net increase (decrease) in net assets resulting from operations		$ 395,617,267

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,648,953	$ 9,367,117
Net realized gain (loss)	385,280,297	696,288,243
Change in net unrealized appreciation (depreciation)	3,688,017	576,499,103
Net increase (decrease) in net assets resulting from operations	395,617,267	1,282,154,463
Distributions to shareholders from net investment income	-	(9,763,755)
Distributions to shareholders from net realized gain	-	(2,850,414)
Total distributions	-	(12,614,169)
Share transactions - net increase (decrease)	(211,341,462)	(377,103,293)
Redemption fees	74,895	17,166
Total increase (decrease) in net assets	184,350,700	892,454,167

Net Assets
Beginning of period	4,642,789,564	3,750,335,397
End of period (including undistributed net investment income of $5,445,262 and distributions in excess of net investment income of $1,203,691, respectively)	$ 4,827,140,264	$ 4,642,789,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 42.05	$ 36.89	$ 37.09	$ 30.04	$ 23.53
Income from Investment Operations
Net investment income (loss) E	.10	.14	.26	.14	.07	.10
Net realized and unrealized gain (loss)	4.88	15.13	5.16	(.06)	7.18	6.55
Total from investment operations	4.98	15.27	5.42	.08	7.25	6.65
Distributions from net investment income	-	(.15)	(.26)	(.15) H	(.09)	(.12)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.18) M	(.26)	(.28) L	(.20)	(.14) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 62.12	$ 57.14	$ 42.05	$ 36.89	$ 37.09	$ 30.04
Total ReturnB, C, D	8.72%	36.34%	14.69%	.20%	24.17%	28.29%
Ratios to Average Net Assets F, I
Expenses before reductions	.65%A	.66%	.66%	.66%	.67%	.69%
Expenses net of fee waivers, if any	.65%A	.65%	.66%	.66%	.66%	.69%
Expenses net of all reductions	.64%A	.65%	.65%	.66%	.66%	.68%
Net investment income (loss)	.34%A	.28%	.64%	.36%	.22%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,214,886	$ 3,179,928	$ 2,613,977	$ 2,583,122	$ 2,842,307	$ 2,618,954
Portfolio turnover rate G	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share. LTotal distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share. MTotal distributions of $.18 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 41.95	$ 36.81	$ 36.99	$ 29.96	$ 23.47
Income from Investment Operations
Net investment income (loss) E	.07	.09	.22	.10	.04	.08
Net realized and unrealized gain (loss)	4.87	15.09	5.13	(.05)	7.16	6.52
Total from investment operations	4.94	15.18	5.35	.05	7.20	6.60
Distributions from net investment income	-	(.10)	(.21)	(.11) H	(.06)	(.09)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.13) L	(.21)	(.23)	(.17)	(.11) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.94	$ 57.00	$ 41.95	$ 36.81	$ 36.99	$ 29.96
Total ReturnB, C, D	8.67%	36.20%	14.54%	.14%	24.06%	28.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%A	.76%	.76%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.75%A	.75%	.76%	.76%	.76%	.79%
Expenses net of all reductions	.74%A	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	.24%A	.18%	.54%	.26%	.12%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,265	$ 491,959	$ 395,589	$ 395,217	$ 453,063	$ 421,996
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.57	$ 41.64	$ 36.53	$ 36.72	$ 29.75	$ 23.31
Income from Investment Operations
Net investment income (loss) E	.03	.01	.16	.04	(.01)	.04
Net realized and unrealized gain (loss)	4.83	14.98	5.10	(.05)	7.10	6.48
Total from investment operations	4.86	14.99	5.26	(.01)	7.09	6.52
Distributions from net investment income	-	(.02)	(.15)	(.06) H	(.01)	(.05)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.06)	(.15)	(.18)	(.12)	(.08) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.43	$ 56.57	$ 41.64	$ 36.53	$ 36.72	$ 29.75
Total ReturnB, C, D	8.59%	36.00%	14.40%	(.03)%	23.86%	27.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.90%A	.91%	.91%	.92%	.92%	.94%
Expenses net of fee waivers, if any	.90%A	.90%	.91%	.91%	.91%	.94%
Expenses net of all reductions	.89%A	.90%	.90%	.91%	.91%	.93%
Net investment income (loss)	.09%A	.03%	.39%	.11%	(.03)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 835,041	$ 739,551	$ 592,407	$ 590,556	$ 584,193	$ 528,819
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.36	$ 41.55	$ 36.46	$ 36.64	$ 29.70	$ 23.26
Income from Investment Operations
Net investment income (loss) E	.02	.02	.16	.04	(.01)	.04
Net realized and unrealized gain (loss)	4.83	14.92	5.09	(.05)	7.09	6.46
Total from investment operations	4.85	14.94	5.25	(.01)	7.08	6.50
Distributions from net investment income	-	(.10)	(.16)	(.05) H	(.03)	(.04)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.13) L	(.16)	(.17)	(.14)	(.06) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.21	$ 56.36	$ 41.55	$ 36.46	$ 36.64	$ 29.70
Total ReturnB, C, D	8.61%	35.97%	14.41%	(.02)%	23.86%	27.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.90%A	.90%	.91%	.91%	.92%	.94%
Expenses net of fee waivers, if any	.90%A	.90%	.91%	.91%	.91%	.94%
Expenses net of all reductions	.90%A	.90%	.90%	.91%	.91%	.93%
Net investment income (loss)	.09%A	.03%	.39%	.11%	(.03)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,018	$ 17,284	$ 5,357	$ 5,202	$ 5,739	$ 4,084
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.99	$ 41.95	$ 36.81	$ 37.00	$ 29.97	$ 23.48
Income from Investment Operations
Net investment income (loss) E	.08	.10	.23	.10	.04	.08
Net realized and unrealized gain (loss)	4.86	15.09	5.13	(.05)	7.17	6.52
Total from investment operations	4.94	15.19	5.36	.05	7.21	6.60
Distributions from net investment income	-	(.11)	(.22)	(.12) H	(.07)	(.09)
Distributions from net realized gain	-	(.04)	-	(.12) H	(.11)	(.02)
Total distributions	-	(.15)	(.22)	(.24)	(.18)	(.11) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.93	$ 56.99	$ 41.95	$ 36.81	$ 37.00	$ 29.97
Total ReturnB, C, D	8.67%	36.22%	14.58%	.14%	24.08%	28.14%
Ratios to Average Net Assets F, I
Expenses before reductions	.73%A	.74%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.73%A	.73%	.75%	.75%	.75%	.79%
Expenses net of all reductions	.73%A	.73%	.74%	.74%	.75%	.78%
Net investment income (loss)	.26%A	.20%	.55%	.27%	.13%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,929	$ 214,067	$ 143,005	$ 126,551	$ 117,936	$ 95,531
Portfolio turnover rateG	54%A	74%	68%	71%	75%	134%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,466,569,635
Gross unrealized depreciation	(33,402,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,433,167,140

Tax cost	$ 3,471,229,951

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (404,192,084)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,308,627 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,266,955,745 and $1,418,786,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 252,591
Service Class 2	975,666
Service Class 2R	18,819
$ 1,247,076

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets.

For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,051,920
Service Class	165,610
Service Class 2	256,282
Service Class 2R	4,858
Investor Class	170,344
$ 1,649,014

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,848 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 84,991,600.33%		$ 3,848

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,291 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,051,980. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $217,837, including $40,491 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,427 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 8,183,689
Service Class	-	834,735
Service Class 2	-	302,832
Service Class 2R	-	28,824
Investor Class	-	413,675
Total	$ -	$ 9,763,755

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

From net realized gain	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class	$ -	$ 1,948,498
Service Class	-	301,193
Service Class 2	-	460,831
Service Class 2R	-	10,619
Investor Class	-	129,273
Total	$ -	$ 2,850,414

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,124,411	1,850,753	$ 66,658,675	$ 90,925,901
Reinvestment of distributions	-	184,188	-	10,132,187
Shares redeemed	(5,029,841)	(8,540,450)	(300,545,789)	(413,920,350)
Net increase (decrease)	(3,905,430)	(6,505,509)	$ (233,887,114)	$ (312,862,262)
Service Class
Shares sold	372,838	506,606	$ 22,172,215	$ 24,889,515
Reinvestment of distributions	-	20,698	-	1,135,928
Shares redeemed	(620,974)	(1,325,183)	(36,459,440)	(63,783,330)
Net increase (decrease)	(248,136)	(797,879)	$ (14,287,225)	$ (37,757,887)
Service Class 2
Shares sold	1,754,318	1,978,056	$ 103,087,075	$ 97,911,059
Reinvestment of distributions	-	14,022	-	763,663
Shares redeemed	(1,234,367)	(3,143,720)	(72,256,920)	(152,819,651)
Net increase (decrease)	519,951	(1,151,642)	$ 30,830,155	$ (54,144,929)
Service Class 2R
Shares sold	163,973	261,110	$ 9,675,280	$ 13,399,914
Reinvestment of distributions	-	727	-	39,443
Shares redeemed	(290,609)	(84,125)	(17,526,991)	(4,065,469)
Net increase (decrease)	(126,636)	177,712	$ (7,851,711)	$ 9,373,888
Investor Class
Shares sold	574,007	770,590	$ 33,971,174	$ 38,503,533
Reinvestment of distributions	-	9,897	-	542,948
Shares redeemed	(343,598)	(432,922)	(20,116,741)	(20,758,584)
Net increase (decrease)	230,409	347,565	$ 13,854,433	$ 18,287,897

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWT-SANN-0814
1.705692.116

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.68%
Actual		$ 1,000.00	$ 1,050.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.78%
Actual		$ 1,000.00	$ 1,048.50	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,047.90	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R	.68%
Actual		$ 1,000.00	$ 1,048.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R	.78%
Actual		$ 1,000.00	$ 1,047.00	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2R	.93%
Actual		$ 1,000.00	$ 1,046.10	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.71%
Actual		$ 1,000.00	$ 1,048.40	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Alcatel-Lucent U.S.A., Inc.	2.3	1.2
Clear Channel Communications, Inc.	2.0	0.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.7	1.5
SLM Corp.	1.7	1.0
APX Group, Inc.	1.6	1.2
	9.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.7	12.9
Telecommunications	9.2	7.3
Diversified Financial Services	7.7	6.0
Technology	7.4	9.0
Healthcare	6.4	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
BBB 1.0%	BBB 1.1%
BB 34.1%	BB 35.8%
B 43.0%	B 43.2%
CCC,CC,C 17.0%	CCC,CC,C 14.7%
Not Rated 1.4%	Not Rated 0.6%
Equities 0.4%	Equities 0.0%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Nonconvertible Bonds 84.3%		Nonconvertible Bonds 89.3%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.0%
	Bank Loan Obligations 11.0%		Bank Loan Obligations 5.8%
	Other Investments 1.2%		Other Investments 0.3%
	Common Stocks 0.0%†		Common Stocks 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
* Foreign investments	22.0%	** Foreign investments	20.8%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
Aerospace - 0.9%
TransDigm, Inc.:
5.5% 10/15/20	$ 7,785,000	$ 7,912,674
6% 7/15/22 (d)	1,545,000	1,587,488
6.5% 7/15/24 (d)	1,520,000	1,582,700
Triumph Group, Inc.:
4.875% 4/1/21	2,210,000	2,204,475
5.25% 6/1/22 (d)	655,000	656,638
		13,943,975
Air Transportation - 3.2%
Air Canada:
6.625% 5/15/18 (d)	4,995,000	5,170,824
7.75% 4/15/21 (d)	4,185,000	4,446,563
Allegiant Travel Co. 5.5% 7/15/19	495,000	503,044
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	480,502	497,319
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,687,460	3,090,578
5.5% 4/29/22	2,867,570	2,996,611
6.125% 4/29/18 (d)	520,000	556,400
9.25% 5/10/17	592,300	666,337
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,985,000	2,123,950
6.75% 5/23/17	1,985,000	2,123,950
8.021% 8/10/22	1,462,738	1,711,403
8.954% 8/10/14	1,144,613	1,153,197
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	536,518	606,909
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	3,306,063
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,680,863
Series 2013-1 Class B, 5.375% 5/15/23	710,000	734,850
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,348,273	2,583,101
9.75% 1/15/17	1,469,384	1,682,444
12% 1/15/16 (d)	392,683	444,714
United Continental Holdings, Inc.:
6% 12/1/20	4,505,000	4,707,725
6% 7/15/26	4,610,000	4,494,750
6% 7/15/28	3,050,000	2,935,625
6.375% 6/1/18	300,000	324,000
		50,541,220
Automotive - 2.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	575,000	603,750
6.25% 3/15/21	6,980,000	7,503,500

	Principal Amount	Value
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	$ 8,460,000	$ 9,189,675
Dana Holding Corp.:
6% 9/15/23	1,085,000	1,150,100
6.75% 2/15/21	1,710,000	1,844,663
General Motors Co. 3.5% 10/2/18 (d)	2,455,000	2,510,238
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,670,000	2,710,050
4.75% 8/15/17	2,270,000	2,414,713
Schaeffler Finance BV 4.25% 5/15/21 (d)	2,350,000	2,354,113
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	4,625,000	4,873,594
		35,154,396
Banks & Thrifts - 0.9%
Ally Financial, Inc. 4.75% 9/10/18	2,050,000	2,175,563
GMAC LLC 8% 12/31/18	2,465,000	2,927,188
Ocwen Financial Corp. 6.625% 5/15/19 (d)	3,325,000	3,433,063
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,865,000	3,922,337
6% 12/19/23	385,000	416,046
Synovus Financial Corp.:
5.125% 6/15/17	395,000	411,788
7.875% 2/15/19	628,000	719,060
		14,005,045
Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	14,607,550
9% 12/15/19	2,255,000	2,404,394
10% 1/15/18 (d)	5,510,000	5,324,038
Starz LLC/Starz Finance Corp. 5% 9/15/19	4,990,000	5,195,838
		27,531,820
Building Materials - 2.0%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,965,200
6.875% 8/15/18 (d)	4,490,000	4,656,130
Building Materials Holding Corp. 9% 9/15/18 (d)	4,410,000	4,751,775
CEMEX Finance LLC 6% 4/1/24 (d)	2,170,000	2,259,513
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	1,365,000	1,462,256
HD Supply, Inc. 7.5% 7/15/20	7,655,000	8,363,088
Headwaters, Inc.:
7.25% 1/15/19 (d)	905,000	957,038
7.625% 4/1/19	2,525,000	2,695,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Masco Corp. 5.95% 3/15/22	$ 1,815,000	$ 2,005,575
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	1,160,000	1,255,700
		32,371,713
Cable TV - 2.4%
Altice S.A. 7.75% 5/15/22 (d)	4,515,000	4,819,763
Cablevision Systems Corp. 7.75% 4/15/18	740,000	836,200
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,607,188
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	4,290,000	4,273,913
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	710,000	718,875
DISH DBS Corp. 4.25% 4/1/18	1,705,000	1,773,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,095,000	1,220,925
Numericable Group SA:
4.875% 5/15/19 (d)	2,630,000	2,699,038
6% 5/15/22 (d)	4,540,000	4,721,600
6.25% 5/15/24 (d)	895,000	934,156
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	2,615,000	2,798,050
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (d)(g)	375,000	384,844
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	7,920,000	8,553,600
		37,341,352
Capital Goods - 0.3%
Belden, Inc. 5.25% 7/15/24 (d)	400,000	403,000
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,260,875
		4,663,875
Chemicals - 2.2%
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	4,374,000	4,712,985
LSB Industries, Inc. 7.75% 8/1/19	1,785,000	1,909,950
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,140,000	3,285,225
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,850,000	2,956,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	14,895,000	16,049,363
Tronox Finance LLC 6.375% 8/15/20	4,935,000	5,095,388
		34,009,786

	Principal Amount	Value
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	$ 5,415,000	$ 5,117,175
Containers - 3.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (d)(g)	3,230,212	3,419,179
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (d)	1,080,000	1,108,519
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2132% 12/15/19 (d)(f)(g)	3,830,000	3,820,425
6% 6/30/21 (d)(f)	655,000	655,393
6.25% 1/31/19 (d)	910,000	932,750
6.75% 1/31/21 (d)	1,055,000	1,089,288
7% 11/15/20 (d)	874,412	905,016
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)	2,525,000	2,588,125
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)(g)	2,242,276	2,315,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,240,000	8,025,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,330,000	10,898,150
8.5% 5/15/18 (c)	6,290,000	6,580,913
9.875% 8/15/19	5,310,000	5,880,825
		48,219,493
Diversified Financial Services - 6.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75% 5/15/19 (d)	3,220,000	3,244,150
4.5% 5/15/21 (d)	3,105,000	3,159,338
Aircastle Ltd.:
4.625% 12/15/18	1,245,000	1,282,350
5.125% 3/15/21	2,800,000	2,898,000
6.25% 12/1/19	1,740,000	1,905,300
6.75% 4/15/17	1,735,000	1,925,850
CIT Group, Inc.:
3.875% 2/19/19	2,525,000	2,532,323
5.25% 3/15/18	1,790,000	1,922,013
5.5% 2/15/19 (d)	2,850,000	3,088,688
CNH Industrial Capital LLC 3.375% 7/15/19 (d)	4,005,000	3,974,963
Cogent Communications Finance, Inc. 5.625% 4/15/21 (d)	1,125,000	1,116,563
FLY Leasing Ltd. 6.75% 12/15/20	4,590,000	4,888,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	685,000	692,706
4.875% 3/15/19	7,080,000	7,292,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22	$ 9,400,000	$ 9,846,500
6% 8/1/20	8,415,000	9,014,569
ILFC E-Capital Trust I 5.21% 12/21/65 (d)(g)	6,955,000	6,789,819
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	5,260,000	5,283,144
International Lease Finance Corp.:
4.625% 4/15/21	2,020,000	2,085,650
5.875% 4/1/19	5,485,000	6,033,500
5.875% 8/15/22	3,480,000	3,801,900
SLM Corp.:
4.875% 6/17/19	3,775,000	3,890,515
5.5% 1/15/19	12,695,000	13,380,530
5.5% 1/25/23	4,900,000	4,857,125
8% 3/25/20	1,565,000	1,809,531
8.45% 6/15/18	1,560,000	1,846,650
		108,562,427
Diversified Media - 1.4%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	2,715,000	2,898,263
6.5% 11/15/22	4,990,000	5,376,725
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,630,000	4,884,650
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,525,000	4,558,938
5% 4/15/22 (d)(f)	910,000	916,825
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	3,610,000	3,727,325
		22,362,726
Electric Utilities - 3.2%
Atlantic Power Corp. 9% 11/15/18	8,740,000	9,155,150
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (d)	400,000	400,000
NRG Energy, Inc.:
6.25% 7/15/22 (d)	3,810,000	4,057,650
6.25% 5/1/24 (d)	4,745,000	4,958,525
7.625% 1/15/18	2,660,000	3,052,350
NSG Holdings II, LLC 7.75% 12/15/25 (d)	13,550,000	14,634,000
The AES Corp.:
4.875% 5/15/23	3,475,000	3,440,250
7.375% 7/1/21	9,660,000	11,302,200
		51,000,125

	Principal Amount	Value
Energy - 10.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 4,265,000	$ 4,494,244
4.875% 3/15/24	1,005,000	1,061,531
Approach Resources, Inc. 7% 6/15/21	1,535,000	1,600,238
Basic Energy Services, Inc. 7.75% 2/15/19	615,000	651,900
Chesapeake Energy Corp.:
4.875% 4/15/22	2,615,000	2,706,525
6.125% 2/15/21	4,515,000	5,056,800
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	658,050
6.125% 7/15/22	1,745,000	1,928,225
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	1,175,000	1,236,688
7.75% 4/1/19	2,315,000	2,482,838
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,140,000	5,422,700
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,734,875
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	10,435,000	11,139,363
Energy Partners Ltd. 8.25% 2/15/18	4,350,000	4,654,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,015,000	4,526,913
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	995,000	1,058,431
9.375% 5/1/20	8,685,000	9,944,325
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,312,000	3,461,040
Exterran Holdings, Inc. 7.25% 12/1/18	6,220,000	6,562,100
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	6,300,000	6,363,000
6% 10/1/22 (d)	1,770,000	1,796,550
Forbes Energy Services Ltd. 9% 6/15/19	5,725,000	5,939,688
Gibson Energy, Inc. 6.75% 7/15/21 (d)	3,635,000	3,934,888
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)(f)	1,675,000	1,675,000
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,880,000	1,875,300
5.875% 4/1/20	1,240,000	1,283,400
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (d)	1,270,000	1,304,925
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125% 7/15/19 (d)(f)	$ 1,325,000	$ 1,328,313
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	6,070,000	6,578,363
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,890,000	1,918,350
7.5% 11/1/19	9,295,000	9,829,463
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	5,550,000	5,924,625
Rice Energy, Inc. 6.25% 5/1/22 (d)	7,825,000	8,020,625
Rosetta Resources, Inc.:
5.625% 5/1/21	3,715,000	3,821,806
5.875% 6/1/24	940,000	977,600
Samson Investment Co. 10.75% 2/15/20 (d)	3,580,000	3,772,425
SemGroup Corp. 7.5% 6/15/21	2,775,000	3,038,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,445,000	2,429,719
5.25% 5/1/23	4,876,000	5,095,420
6.375% 8/1/22	592,000	643,800
6.875% 2/1/21	2,840,000	3,074,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	855,000	912,713
Western Refining, Inc. 6.25% 4/1/21	7,485,000	7,821,825
Whiting Petroleum Corp.:
5% 3/15/19	4,610,000	4,852,025
5.75% 3/15/21	4,815,000	5,272,425
		170,866,459
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	2,970,000	3,073,950
Environmental - 0.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	5,875,000	6,330,313
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	6,065,000	6,398,575
		12,728,888
Food & Drug Retail - 1.1%
JBS Investments GmbH:
7.25% 4/3/24 (d)	1,815,000	1,887,600
7.75% 10/28/20 (d)	3,740,000	4,001,800
Minerva Luxmbourg SA 7.75% 1/31/23 (d)	2,430,000	2,600,100
SUPERVALU, Inc. 6.75% 6/1/21	8,560,000	8,816,800
		17,306,300

	Principal Amount	Value
Food/Beverage/Tobacco - 2.0%
DS Waters of America, Inc. 10% 9/1/21 (d)	$ 1,485,000	$ 1,659,488
ESAL GmbH 6.25% 2/5/23 (d)	11,480,000	11,307,800
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	4,705,000	5,034,350
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (d)	1,825,000	1,820,438
7.25% 6/1/21 (d)	2,930,000	3,142,425
8.25% 2/1/20 (d)	6,670,000	7,236,950
Post Holdings, Inc. 6% 12/15/22 (d)	905,000	923,100
		31,124,551
Gaming - 2.6%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (d)	2,845,000	2,887,675
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	1,735,000	1,791,388
5.375% 11/1/23 (d)	1,310,000	1,359,125
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	9,965,000	10,463,250
MCE Finance Ltd. 5% 2/15/21 (d)	6,645,000	6,711,450
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	3,150,000	3,291,750
11% 10/1/21 (d)	3,140,000	3,375,500
Scientific Games Corp. 6.625% 5/15/21 (d)	7,235,000	7,162,650
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	1,490,000	1,493,725
Wynn Macau Ltd. 5.25% 10/15/21 (d)	1,970,000	2,024,175
		40,560,688
Healthcare - 5.3%
Community Health Systems, Inc.:
5.125% 8/15/18	3,535,000	3,707,331
5.125% 8/1/21 (d)	1,125,000	1,153,125
6.875% 2/1/22 (d)	5,405,000	5,729,300
8% 11/15/19	8,020,000	8,781,900
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,417,500
8.75% 3/15/18	165,000	177,375
9.875% 4/15/18	2,425,000	2,619,000
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	2,960,000	3,226,400
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	2,245,000	2,329,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA Holdings, Inc.:
3.75% 3/15/19	$ 3,820,000	$ 3,853,425
5% 3/15/24	2,360,000	2,392,615
8% 10/1/18	4,350,000	5,143,875
HealthSouth Corp. 7.25% 10/1/18	3,588,000	3,749,460
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	800,000	838,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,828,550
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	4,565,000	4,793,250
Tenet Healthcare Corp.:
5% 3/1/19 (d)	2,265,000	2,296,144
6% 10/1/20	5,420,000	5,880,700
6.25% 11/1/18	1,435,000	1,592,850
8.125% 4/1/22	12,170,000	14,086,775
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	4,195,000	4,520,113
6.875% 12/1/18 (d)	2,315,000	2,422,069
		83,538,945
Homebuilders/Real Estate - 3.2%
CBRE Group, Inc. 6.625% 10/15/20	945,000	1,002,881
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,690,619
3.75% 3/1/19	2,530,000	2,542,650
4.375% 9/15/22	1,675,000	1,660,344
Howard Hughes Corp. 6.875% 10/1/21 (d)	2,870,000	3,070,900
KB Home 4.75% 5/15/19	3,190,000	3,213,925
Lennar Corp.:
4.125% 12/1/18	3,605,000	3,681,606
4.5% 6/15/19	3,290,000	3,368,138
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)	1,960,000	1,955,100
Standard Pacific Corp. 8.375% 5/15/18	13,040,000	15,387,200
Toll Brothers Finance Corp.:
4% 12/31/18	3,350,000	3,450,500
4.375% 4/15/23	5,520,000	5,423,400
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (d)	990,000	992,475
5.875% 6/15/24 (d)	725,000	745,844
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	640,000	656,000
		50,841,582
Hotels - 0.2%
Playa Resorts Holding BV 8% 8/15/20 (d)	3,665,000	3,949,038

	Principal Amount	Value
Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (d)	$ 680,000	$ 676,600
NCL Corp. Ltd. 5% 2/15/18	5,690,000	5,874,925
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	6,347,250
7.5% 10/15/27	595,000	682,346
		13,581,121
Metals/Mining - 2.1%
CONSOL Energy, Inc. 5.875% 4/15/22 (d)	5,200,000	5,447,000
Imperial Metals Corp. 7% 3/15/19 (d)	320,000	327,673
Murray Energy Corp.:
8.625% 6/15/21 (d)	3,870,000	4,189,275
9.5% 12/5/20 (d)	3,380,000	3,777,150
New Gold, Inc. 6.25% 11/15/22 (d)	7,295,000	7,586,800
Peabody Energy Corp.:
6.25% 11/15/21	2,530,000	2,520,513
7.875% 11/1/26	1,268,000	1,333,492
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)	2,925,000	3,071,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (d)	2,845,000	2,880,563
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (d)(g)	1,610,000	1,344,350
		32,478,066
Paper - 0.3%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	4,920,000	5,473,500
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (d)	965,000	965,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	8,095,000	9,289,013
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,319,900
7% 2/15/22	1,100,000	1,212,750
7.25% 5/15/18	1,473,000	1,704,998
Time, Inc. 5.75% 4/15/22 (d)	1,145,000	1,156,450
		16,648,111
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,549,463
Services - 4.4%
APX Group, Inc.:
6.375% 12/1/19	12,190,000	12,647,125
8.75% 12/1/20	9,955,000	10,104,325
8.75% 12/1/20 (d)	2,375,000	2,410,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Audatex North America, Inc. 6% 6/15/21 (d)	$ 5,355,000	$ 5,716,463
Bankrate, Inc. 6.125% 8/15/18 (d)	2,580,000	2,738,025
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	2,370,000	2,529,975
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	4,640,000	4,953,200
FTI Consulting, Inc. 6.75% 10/1/20	3,715,000	3,965,763
Garda World Security Corp.:
7.25% 11/15/21 (d)	2,200,000	2,312,750
7.25% 11/15/21 (d)	715,000	751,644
Hertz Corp.:
4.25% 4/1/18	3,145,000	3,223,625
6.25% 10/15/22	5,315,000	5,627,256
The Geo Group, Inc. 5.875% 1/15/22	7,310,000	7,675,500
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (g)	4,340,000	4,530,960
		69,187,236
Shipping - 1.3%
Aguila 3 SA 7.875% 1/31/18 (d)	4,595,000	4,847,725
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	4,055,000	4,237,475
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	7,410,000	7,632,300
8.125% 2/15/19	1,465,000	1,540,081
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (d)	1,575,000	1,638,000
		19,895,581
Steel - 1.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	8,990,000	9,169,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	1,635,000	1,749,450
11.25% 10/15/18	5,515,000	6,149,225
Steel Dynamics, Inc. 6.125% 8/15/19	7,280,000	7,917,000
		24,985,475
Super Retail - 0.5%
Best Buy Co., Inc. 5% 8/1/18	5,280,000	5,544,000
JC Penney Corp., Inc. 7.4% 4/1/37	3,230,000	2,802,309
		8,346,309
Technology - 5.9%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	2,440,000	2,629,100

	Principal Amount	Value
ADT Corp.:
4.125% 4/15/19	$ 3,790,000	$ 3,790,758
4.125% 6/15/23	1,305,000	1,203,863
6.25% 10/15/21	3,545,000	3,757,700
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (d)	3,385,000	3,596,563
7% 7/1/24 (d)	1,720,000	1,756,550
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.75% 5/15/17 (d)	3,500,000	3,521,875
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	6,115,000	6,290,806
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (d)(g)	2,505,000	2,442,375
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,400,000	3,298,000
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	1,615,000	1,639,225
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (d)(g)	735,000	751,538
Lucent Technologies, Inc.:
6.45% 3/15/29	7,815,000	7,736,850
6.5% 1/15/28	3,265,000	3,232,350
Micron Technology, Inc. 5.875% 2/15/22 (d)	1,190,000	1,276,275
Nuance Communications, Inc. 5.375% 8/15/20 (d)	10,783,000	11,160,405
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	12,835,000	12,867,088
Seagate HDD Cayman 4.75% 1/1/25 (d)	2,430,000	2,411,775
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	4,745,000	4,412,850
VeriSign, Inc. 4.625% 5/1/23	3,295,000	3,255,131
Viasystems, Inc. 7.875% 5/1/19 (d)	4,410,000	4,663,575
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,995,000	3,365,631
10.25% 7/15/19 (d)	315,000	353,981
13.375% 10/15/19	2,705,000	3,131,038
		92,545,302
Telecommunications - 8.8%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	8,465,000	8,740,113
6.75% 11/15/20 (d)	11,270,000	12,002,550
8.875% 1/1/20 (d)	6,325,000	7,163,063
Altice Financing SA:
6.5% 1/15/22 (d)	685,000	729,525
7.875% 12/15/19 (d)	4,180,000	4,575,010
Altice Finco SA 9.875% 12/15/20 (d)	5,890,000	6,788,225
Columbus International, Inc. 7.375% 3/30/21 (d)	5,000,000	5,387,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Crown Castle International Corp. 4.875% 4/15/22	$ 4,740,000	$ 4,899,975
Digicel Group Ltd.:
6% 4/15/21 (d)	5,265,000	5,436,113
7% 2/15/20 (d)	295,000	311,225
7.125% 4/1/22 (d)	3,355,000	3,497,588
8.25% 9/1/17 (d)	5,395,000	5,550,376
8.25% 9/30/20 (d)	5,855,000	6,381,950
DigitalGlobe, Inc. 5.25% 2/1/21	9,505,000	9,409,950
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	4,580,000	4,934,950
Inmarsat Finance PLC 4.875% 5/15/22 (d)	2,580,000	2,605,800
Level 3 Financing, Inc. 3.8229% 1/15/18 (d)(g)	7,525,000	7,656,688
MasTec, Inc. 4.875% 3/15/23	2,875,000	2,831,875
SBA Communications Corp. 4.875% 7/15/22 (d)(f)	3,235,000	3,194,563
Sprint Capital Corp.:
6.875% 11/15/28	1,155,000	1,166,550
8.75% 3/15/32	3,650,000	4,215,750
Sprint Communications, Inc. 9% 11/15/18 (d)	6,240,000	7,566,000
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	4,055,000	4,257,750
6.464% 4/28/19	2,610,000	2,747,025
TW Telecom Holdings, Inc.:
5.375% 10/1/22	2,815,000	3,078,906
6.375% 9/1/23	1,535,000	1,746,063
Wind Acquisition Finance SA:
4.75% 7/15/20 (d)(f)	3,835,000	3,863,954
7.25% 2/15/18 (d)	2,770,000	2,926,505
7.375% 4/23/21 (d)	4,080,000	4,355,400
		138,020,942
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	3,490,000	3,638,325
TOTAL NONCONVERTIBLE BONDS (Cost $1,274,868,992)		1,328,164,960
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g) (Cost $0)	9,496	6,647
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $1,273,881)	1	$ 136,000
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $5,739,857)	236,106	5,796,402
Bank Loan Obligations - 11.0%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (g)	$ 1,770,000	1,763,363
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	950,225	950,225
Chrysler Group LLC term loan 3.25% 12/31/18 (g)	1,960,088	1,964,988
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/15/20 (h)	750,000	752,813
		3,668,026
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.8995% 1/30/19 (g)	9,165,000	9,119,175
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	985,050	985,050
		10,104,225
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (g)	3,120,000	3,104,712
Tranche 2LN, term loan 7.75% 4/1/22 (g)	625,000	629,688
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (g)	2,110,000	2,112,638
		5,847,038
Cable TV - 0.4%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (g)	3,860,752	3,812,492
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (g)	1,340,385	1,348,762
Tranche B 2LN, term loan 4.5% 5/8/20 (g)	1,159,615	1,166,863
		6,328,117
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 6/30/21 (h)	$ 4,125,000	$ 4,140,469
Tranche 2LN, term loan 6/30/22 (h)	1,585,000	1,590,944
		5,731,413
Containers - 0.5%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	1,561,088	1,555,233
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (g)	6,380,000	6,348,100
		7,903,333
Diversified Financial Services - 0.8%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (g)	2,400,000	2,400,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	5,650,000	5,812,438
TransUnion LLC Tranche B, term loan 4% 4/9/21 (g)	4,124,663	4,124,663
		12,337,101
Electric Utilities - 0.1%
Bayonne Energy Center, LLC Tranche B, term loan 6/30/21 (h)	590,000	594,425
Southwire LLC, Tranche B, term loan 3.2538% 2/10/21 (g)	1,321,688	1,318,383
		1,912,808
Energy - 0.9%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	3,645,000	3,605,379
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	5,774,951	5,962,637
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	591,111	592,589
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	4,175,035	4,159,379
		14,319,984
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (g)	892,260	891,145
Gaming - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	600,000	598,500
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (g)	337,803	344,559

	Principal Amount	Value
5.5% 11/21/19 (g)	$ 144,773	$ 147,668
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (g)	1,004,950	1,004,950
		2,095,677
Healthcare - 1.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (g)	3,725,663	3,716,348
Grifols, S.A. Tranche B, term loan 3.1495% 2/27/21 (g)	6,299,213	6,299,213
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (g)	2,081,636	2,073,830
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (g)	1,885,000	1,903,850
Tranche B 1LN, term loan 4.25% 1/28/21 (g)	3,340,538	3,353,065
		17,346,306
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	1,135,048	1,135,048
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	4,213,620	4,203,086
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	1,248,385	1,246,887
		5,449,973
Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (g)	325,000	327,844
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (g)	987,813	992,753
		1,320,597
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (g)	2,416,738	2,410,696
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	5,414,088	5,454,693
		7,865,389
Publishing/Printing - 0.4%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (g)	6,876,563	6,988,307
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (g)	7,318,367	7,245,183
Bank Loan Obligations - continued
	Principal Amount	Value
Restaurants - continued
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (h)	$ 590,000	$ 590,738
Tranche B 2LN, term loan 6/30/21 (h)	660,000	650,100
		8,486,021
Services - 1.0%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	2,518,688	2,493,501
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	4,497,400	4,519,887
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	2,519,561	2,519,561
Tranche DD, term loan 4% 11/8/20 (g)	644,539	644,539
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (g)	3,635,000	3,571,388
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	1,625,925	1,617,795
		15,366,671
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (g)	1,228,825	1,228,825
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (g)	1,020,000	1,030,200
Tranche B 1LN, term loan 4.5% 4/9/21 (g)	1,835,000	1,841,881
		2,872,081
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (g)	175,000	175,665
6% 5/22/18 (g)	3,092,191	3,119,248
		3,294,913
Technology - 1.5%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (g)	3,620,513	3,615,987
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (g)	2,572,075	2,581,849
First Data Corp. term loan 4.154% 3/24/18 (g)	6,685,000	6,693,356
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (g)	1,559,250	1,557,301
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	855,700	848,255

	Principal Amount	Value
NXP BV Tranche D, term loan 3.25% 1/11/20 (g)	$ 3,632,550	$ 3,609,847
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (g)	4,668,300	4,627,452
		23,534,047
Telecommunications - 0.4%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (g)	6,460,806	6,460,806
TOTAL BANK LOAN OBLIGATIONS (Cost $173,111,967)		174,251,214
Preferred Securities - 1.2%

Banks & Thrifts - 1.2%
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,612,138
Barclays PLC 8.25% (e)(g)	1,660,000	1,765,554
TOTAL PREFERRED SECURITIES (Cost $17,454,194)		19,377,692
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $53,167,314)	53,167,314	53,167,314
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,525,616,205)		1,580,900,229
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,141,103)
NET ASSETS - 100%		$ 1,575,759,126
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $604,624,350 or 38.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,947
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 5,796,402	$ 5,796,402	$ -	$ -
Telecommunication Services	136,000	-	-	136,000
Corporate Bonds	1,328,164,960	-	1,328,164,960	-
Commercial Mortgage Securities	6,647	-	-	6,647
Bank Loan Obligations	174,251,214	-	174,251,214	-
Preferred Securities	19,377,692	-	19,377,692	-
Money Market Funds	53,167,314	53,167,314	-	-
Total Investments in Securities:	$ 1,580,900,229	$ 58,963,716	$ 1,521,793,866	$ 142,647
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.0%
Luxembourg	4.5%
Canada	3.3%
Bermuda	2.4%
United Kingdom	2.1%
Netherlands	2.0%
Cayman Islands	1.4%
Austria	1.3%
Marshall Islands	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,472,448,891)	$ 1,527,732,915
Fidelity Central Funds (cost $53,167,314)	53,167,314
Total Investments (cost $1,525,616,205)		$ 1,580,900,229
Cash		121,752
Receivable for investments sold		10,549,686
Receivable for fund shares sold		714,715
Interest receivable		21,053,415
Distributions receivable from Fidelity Central Funds		3,818
Other receivables		137,473
Total assets		1,613,481,088

Liabilities
Payable for investments purchased Regular delivery	$ 16,595,012
Delayed delivery	15,452,817
Payable for fund shares redeemed	4,672,392
Accrued management fee	738,656
Distribution and service plan fees payable	63,211
Other affiliated payables	150,533
Other payables and accrued expenses	49,341
Total liabilities		37,721,962

Net Assets		$ 1,575,759,126
Net Assets consist of:
Paid in capital		$ 1,521,529,831
Undistributed net investment income		41,644,356
Accumulated undistributed net realized gain (loss) on investments		(42,699,085)
Net unrealized appreciation (depreciation) on investments		55,284,024
Net Assets		$ 1,575,759,126

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($593,973,023 ÷ 97,607,165 shares)	$ 6.09

Service Class: Net Asset Value, offering price and redemption price per share ($67,041,962 ÷ 11,086,833 shares)	$ 6.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($247,599,002 ÷ 41,914,323 shares)	$ 5.91

Initial Class R: Net Asset Value, offering price and redemption price per share ($30,027,218 ÷ 4,954,355 shares)	$ 6.06

Service Class R: Net Asset Value, offering price and redemption price per share ($59,916,190 ÷ 9,966,600 shares)	$ 6.01

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,473,497 ÷ 927,021 shares)	$ 5.90

Investor Class: Net Asset Value, offering price and redemption price per share ($571,728,234 ÷ 94,322,585 shares)	$ 6.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 682,872
Interest		45,506,318
Income from Fidelity Central Funds		27,947
Total income		46,217,137

Expenses
Management fee	$ 4,399,407
Transfer agent fees	639,387
Distribution and service plan fees	404,388
Accounting fees and expenses	264,343
Custodian fees and expenses	14,779
Independent trustees' compensation	3,220
Audit	46,099
Legal	11,569
Miscellaneous	6,716
Total expenses before reductions	5,789,908
Expense reductions	(712)	5,789,196
Net investment income (loss)		40,427,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,571,647
Change in net unrealized appreciation (depreciation) on investment securities		16,229,368
Net gain (loss)		32,801,015
Net increase (decrease) in net assets resulting from operations		$ 73,228,956

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,427,941	$ 80,845,745
Net realized gain (loss)	16,571,647	46,584,559
Change in net unrealized appreciation (depreciation)	16,229,368	(41,731,572)
Net increase (decrease) in net assets resulting from operations	73,228,956	85,698,732
Distributions to shareholders from net investment income	-	(86,921,876)
Share transactions - net increase (decrease)	(25,852,412)	16,318,361
Redemption fees	2,696	28,583
Total increase (decrease) in net assets	47,379,240	15,123,800

Net Assets
Beginning of period	1,528,379,886	1,513,256,086
End of period (including undistributed net investment income of $41,644,356 and undistributed net investment income of $1,216,415, respectively)	$ 1,575,759,126	$ 1,528,379,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.80	$ 5.81	$ 5.39	$ 5.57	$ 5.29	$ 3.96
Income from Investment Operations
Net investment income (loss)E	.155	.330	.361	.391	.439	.438
Net realized and unrealized gain (loss)	.135	.014	.405	(.171)	.288	1.298
Total from investment operations	.290	.344	.766	.220	.727	1.736
Distributions from net investment income	-	(.354)	(.346)	(.400)	(.448)	(.406)
Redemption fees added to paid in capitalE	-I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.09	$ 5.80	$ 5.81	$ 5.39	$ 5.57	$ 5.29
Total ReturnB, C, D	5.00%	5.95%	14.23%	4.03%	13.82%	43.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.68%	.68%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.68%	.68%	.69%	.69%	.70%
Expenses net of all reductions	.68%A	.68%	.68%	.69%	.69%	.70%
Net investment income (loss)	5.27%A	5.55%	6.22%	6.85%	7.84%	9.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 593,973	$ 587,376	$ 606,506	$ 561,514	$ 594,688	$ 608,802
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.77	$ 5.78	$ 5.36	$ 5.54	$ 5.26	$ 3.95
Income from Investment Operations
Net investment income (loss) E	.152	.323	.353	.384	.431	.429
Net realized and unrealized gain (loss)	.128	.015	.407	(.171)	.290	1.281
Total from investment operations	.280	.338	.760	.213	.721	1.710
Distributions from net investment income	-	(.348)	(.340)	(.393)	(.442)	(.400)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.05	$ 5.77	$ 5.78	$ 5.36	$ 5.54	$ 5.26
Total ReturnB, C, D	4.85%	5.87%	14.20%	3.93%	13.79%	43.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.78%	.78%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.79%	.78%	.80%
Expenses net of all reductions	.78%A	.77%	.78%	.79%	.78%	.80%
Net investment income (loss)	5.17%A	5.46%	6.13%	6.75%	7.74%	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,042	$ 68,982	$ 77,397	$ 91,573	$ 98,988	$ 103,511
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 5.66	$ 5.26	$ 5.45	$ 5.18	$ 3.89
Income from Investment Operations
Net investment income (loss) E	.144	.307	.338	.368	.417	.422
Net realized and unrealized gain (loss)	.126	.014	.396	(.170)	.287	1.264
Total from investment operations	.270	.321	.734	.198	.704	1.686
Distributions from net investment income	-	(.341)	(.334)	(.388)	(.435)	(.396)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 5.91	$ 5.64	$ 5.66	$ 5.26	$ 5.45	$ 5.18
Total ReturnB, C, D	4.79%	5.70%	13.97%	3.72%	13.67%	43.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.93%	.93%	.94%	.94%	.95%
Expenses net of fee waivers, if any	.93%A	.92%	.93%	.94%	.94%	.95%
Expenses net of all reductions	.93%A	.92%	.93%	.94%	.94%	.95%
Net investment income (loss)	5.01%A	5.31%	5.98%	6.60%	7.59%	8.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,599	$ 280,444	$ 281,065	$ 220,333	$ 182,465	$ 181,377
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.78	$ 5.79	$ 5.37	$ 5.55	$ 5.27	$ 3.95
Income from Investment Operations
Net investment income (loss) E	.155	.330	.360	.391	.439	.440
Net realized and unrealized gain (loss)	.125	.014	.407	(.171)	.288	1.286
Total from investment operations	.280	.344	.767	.220	.727	1.726
Distributions from net investment income	-	(.354)	(.347)	(.400)	(.448)	(.406)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.06	$ 5.78	$ 5.79	$ 5.37	$ 5.55	$ 5.27
Total ReturnB, C, D	4.84%	5.97%	14.30%	4.05%	13.88%	43.82%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.68%	.68%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.67%	.68%	.68%	.68%	.70%
Expenses net of all reductions	.68%A	.67%	.68%	.68%	.68%	.69%
Net investment income (loss)	5.27%A	5.56%	6.23%	6.85%	7.84%	9.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,027	$ 29,558	$ 35,605	$ 31,627	$ 34,946	$ 34,080
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.74	$ 5.75	$ 5.34	$ 5.52	$ 5.25	$ 3.94
Income from Investment Operations
Net investment income (loss)E	.151	.321	.352	.383	.433	.431
Net realized and unrealized gain (loss)	.119	.018	.400	(.167)	.280	1.280
Total from investment operations	.270	.339	.752	.216	.713	1.711
Distributions from net investment income	-	(.349)	(.342)	(.396)	(.444)	(.401)
Redemption fees added to paid in capitalE	-I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.01	$ 5.74	$ 5.75	$ 5.34	$ 5.52	$ 5.25
Total ReturnB, C, D	4.70%	5.92%	14.10%	3.99%	13.66%	43.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.78%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.78%	.78%	.80%
Expenses net of all reductions	.78%A	.77%	.78%	.78%	.78%	.80%
Net investment income (loss)	5.17%A	5.46%	6.13%	6.75%	7.74%	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,916	$ 58,042	$ 69,893	$ 63,557	$ 68,806	$ 47,873
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 5.65	$ 5.26	$ 5.45	$ 5.17	$ 3.89
Income from Investment Operations
Net investment income (loss) E	.144	.307	.340	.369	.415	.416
Net realized and unrealized gain (loss)	.116	.023	.390	(.175)	.293	1.257
Total from investment operations	.260	.330	.730	.194	.708	1.673
Distributions from net investment income	-	(.340)	(.340)	(.384)	(.429)	(.393)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 5.90	$ 5.64	$ 5.65	$ 5.26	$ 5.45	$ 5.17
Total ReturnB, C, D	4.61%	5.87%	13.90%	3.64%	13.79%	43.13%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.93%	.93%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.93%A	.92%	.93%	.93%	.93%	.95%
Expenses net of all reductions	.93%A	.92%	.93%	.93%	.93%	.94%
Net investment income (loss)	5.02%A	5.31%	5.98%	6.60%	7.59%	8.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,473	$ 4,348	$ 4,019	$ 1,350	$ 1,543	$ 2,016
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.78	$ 5.79	$ 5.37	$ 5.56	$ 5.27	$ 3.96
Income from Investment Operations
Net investment income (loss) E	.154	.327	.358	.388	.437	.441
Net realized and unrealized gain (loss)	.126	.016	.407	(.180)	.298	1.274
Total from investment operations	.280	.343	.765	.208	.735	1.715
Distributions from net investment income	-	(.353)	(.345)	(.398)	(.446)	(.405)
Redemption fees added to paid in capitalE	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 6.06	$ 5.78	$ 5.79	$ 5.37	$ 5.56	$ 5.27
Total ReturnB, C, D	4.84%	5.95%	14.26%	3.82%	14.04%	43.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.71%	.71%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.71%A	.71%	.71%	.72%	.72%	.73%
Expenses net of all reductions	.71%A	.71%	.71%	.72%	.72%	.73%
Net investment income (loss)	5.23%A	5.52%	6.20%	6.82%	7.81%	8.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,728	$ 499,630	$ 438,772	$ 284,370	$ 244,738	$ 182,806
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,891,397
Gross unrealized depreciation	(3,274,562)
Net unrealized appreciation (depreciation) on securities and other investments	$ 56,616,835

Tax cost	$ 1,524,283,394

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (58,936,967)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $693,723,735 and $656,051,187, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 33,804
Service Class 2	335,152
Service Class R	29,673
Service Class 2 R	5,759
$ 404,388

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 209,711
Service Class	23,752
Service Class 2	93,470
Initial Class R	10,106
Service Class R	20,194
Service Class 2R	1,567
Investor Class	280,587
$ 639,387

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,410 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $712.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 33,473,820
Service Class	-	3,969,791
Service Class 2	-	16,115,842
Initial Class R	-	1,722,419
Service Class R	-	3,349,920
Service Class 2R	-	230,462
Investor Class	-	28,059,622
Total	$ -	$ 86,921,876

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	5,135,576	14,039,906	$ 30,535,505	$ 83,416,151
Reinvestment of distributions	-	5,790,037	-	33,473,820
Shares redeemed	(8,717,004)	(23,058,485)	(51,764,852)	(136,983,639)
Net increase (decrease)	(3,581,428)	(3,228,542)	$ (21,229,347)	$ (20,093,668)
Service Class
Shares sold	154,718	929,486	$ 917,055	$ 5,521,007
Reinvestment of distributions	-	690,233	-	3,969,791
Shares redeemed	(1,021,066)	(3,064,824)	(6,019,674)	(18,085,383)
Net increase (decrease)	(866,348)	(1,445,105)	$ (5,102,619)	$ (8,594,585)
Service Class 2
Shares sold	4,283,437	20,103,362	$ 24,787,533	$ 116,574,992
Reinvestment of distributions	-	2,866,946	-	16,115,842
Shares redeemed	(12,076,406)	(22,951,503)	(69,884,631)	(132,172,105)
Net increase (decrease)	(7,792,969)	18,805	$ (45,097,098)	$ 518,729
Initial Class R
Shares sold	187,809	852,998	$ 1,113,381	$ 5,061,609
Reinvestment of distributions	-	298,955	-	1,722,419
Shares redeemed	(346,271)	(2,192,612)	(2,044,567)	(12,973,240)
Net increase (decrease)	(158,462)	(1,040,659)	$ (931,186)	$ (6,189,212)
Service Class R
Shares sold	302,302	5,190,571	$ 1,768,937	$ 30,731,567
Reinvestment of distributions	-	585,519	-	3,349,920
Shares redeemed	(452,284)	(7,823,949)	(2,663,456)	(46,022,233)
Net increase (decrease)	(149,982)	(2,047,859)	$ (894,519)	$ (11,940,746)
Service Class 2R
Shares sold	389,193	995,220	$ 2,251,939	$ 5,809,165
Reinvestment of distributions	-	40,999	-	230,462
Shares redeemed	(233,183)	(976,234)	(1,329,887)	(5,617,855)
Net increase (decrease)	156,010	59,985	$ 922,052	$ 421,772
Investor Class
Shares sold	10,936,048	25,574,430	$ 64,457,540	$ 151,658,997
Reinvestment of distributions	-	4,870,500	-	28,059,622
Shares redeemed	(3,012,061)	(19,845,132)	(17,977,235)	(117,522,548)
Net increase (decrease)	7,923,987	10,599,798	$ 46,480,305	$ 62,196,071

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0814
1.705694.116

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.69%
Actual		$ 1,000.00	$ 1,076.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,075.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,074.50	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.77%
Actual		$ 1,000.00	$ 1,075.20	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.3	3.7
Chevron Corp.	3.0	3.2
Citigroup, Inc.	2.7	2.7
Berkshire Hathaway, Inc. Class B	2.6	1.5
Bank of America Corp.	2.2	2.8
U.S. Bancorp	1.8	2.2
General Electric Co.	1.7	2.5
British American Tobacco PLC sponsored ADR	1.6	0.5
Covidien PLC	1.6	0.0
Occidental Petroleum Corp.	1.5	1.7
	22.0
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.0	27.6
Energy	14.4	14.2
Health Care	12.9	12.0
Information Technology	9.6	11.8
Industrials	8.7	9.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.5%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	20.5%	** Foreign investments	16.9%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.2%
Delphi Automotive PLC	19,300	$ 1,326,682
Visteon Corp. (a)	21,300	2,066,313
		3,392,995
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co.	106,900	2,048,204
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.	11,300	549,745
Household Durables - 1.0%
KB Home (d)	147,600	2,757,168
Media - 3.1%
CBS Corp. Class B	56,100	3,486,054
Lamar Advertising Co. Class A	41,500	2,199,500
Twenty-First Century Fox, Inc. Class A	77,100	2,710,065
		8,395,619
Multiline Retail - 0.5%
Target Corp.	23,400	1,356,030
Specialty Retail - 1.7%
AutoZone, Inc. (a)	3,300	1,769,592
Lowe's Companies, Inc.	28,700	1,377,313
Office Depot, Inc. (a)	241,600	1,374,704
		4,521,609
TOTAL CONSUMER DISCRETIONARY		23,021,370
CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 1.2%
Walgreen Co.	43,800	3,246,894
Food Products - 1.2%
Dean Foods Co.	108,800	1,913,792
Ingredion, Inc.	20,400	1,530,816
		3,444,608
Household Products - 2.0%
Procter & Gamble Co.	44,800	3,520,832
Svenska Cellulosa AB (SCA) (B Shares)	72,000	1,876,092
		5,396,924
Personal Products - 0.7%
Coty, Inc. Class A	118,500	2,029,905
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	36,400	4,334,512
TOTAL CONSUMER STAPLES		18,452,843

	Shares	Value
ENERGY - 14.4%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	11,916	$ 806,832
Halliburton Co.	57,800	4,104,378
		4,911,210
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	26,500	2,900,955
Chevron Corp.	62,100	8,107,155
Cimarex Energy Co.	11,400	1,635,444
Energen Corp.	23,491	2,087,880
Imperial Oil Ltd.	70,300	3,704,577
Marathon Petroleum Corp.	31,700	2,474,819
Occidental Petroleum Corp.	41,198	4,228,151
Stone Energy Corp. (a)	4,200	196,518
Suncor Energy, Inc.	88,800	3,786,514
Tesoro Corp.	67,900	3,983,693
Whiting Petroleum Corp. (a)	17,300	1,388,325
		34,494,031
TOTAL ENERGY		39,405,241
FINANCIALS - 29.0%
Banks - 10.4%
Bank of America Corp.	386,400	5,938,968
Barclays PLC sponsored ADR	87,032	1,271,538
Citigroup, Inc.	154,947	7,298,004
JPMorgan Chase & Co.	155,919	8,984,053
U.S. Bancorp	116,634	5,052,585
		28,545,148
Capital Markets - 3.7%
Ameriprise Financial, Inc.	16,700	2,004,000
BlackRock, Inc. Class A	5,700	1,821,720
E*TRADE Financial Corp. (a)	73,000	1,551,980
KKR & Co. LP	95,600	2,325,948
UBS AG	138,308	2,535,810
		10,239,458
Consumer Finance - 1.5%
Capital One Financial Corp.	49,300	4,072,180
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	57,600	7,289,856
The NASDAQ OMX Group, Inc.	53,500	2,066,170
		9,356,026
Insurance - 7.3%
Allied World Assurance Co. Holdings Ltd.	44,700	1,699,494
Allstate Corp.	33,100	1,943,632
Fidelity National Financial, Inc. Class A	66,200	2,168,712
Primerica, Inc.	36,000	1,722,600
Prudential PLC	82,600	1,892,486
Reinsurance Group of America, Inc.	31,200	2,461,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	41,200	$ 3,797,404
The Travelers Companies, Inc.	44,900	4,223,743
		19,909,751
Real Estate Investment Trusts - 2.2%
American Tower Corp.	22,900	2,060,542
Equity Lifestyle Properties, Inc.	47,900	2,115,264
Weyerhaeuser Co.	53,900	1,783,551
		5,959,357
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. Class A (a)	73,500	1,460,445
TOTAL FINANCIALS		79,542,365
HEALTH CARE - 12.9%
Biotechnology - 1.5%
Amgen, Inc.	24,800	2,935,576
United Therapeutics Corp. (a)	12,900	1,141,521
		4,077,097
Health Care Equipment & Supplies - 1.6%
Covidien PLC	47,600	4,292,568
Health Care Providers & Services - 3.1%
Cigna Corp.	20,800	1,912,976
HCA Holdings, Inc. (a)	69,400	3,912,772
McKesson Corp.	14,439	2,688,686
		8,514,434
Pharmaceuticals - 6.7%
Actavis PLC (a)	17,500	3,903,375
GlaxoSmithKline PLC sponsored ADR	52,900	2,829,092
Novartis AG sponsored ADR	43,700	3,956,161
Roche Holding AG (participation certificate)	9,235	2,751,632
Sanofi SA sponsored ADR	59,400	3,158,298
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,900	1,934,298
		18,532,856
TOTAL HEALTH CARE		35,416,955
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.8%
Curtiss-Wright Corp.	37,400	2,451,944
Meggitt PLC	197,137	1,707,144
United Technologies Corp.	30,468	3,517,531
		7,676,619
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	65,700	2,329,065

	Shares	Value
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (a)	35,600	$ 1,896,768
URS Corp.	50,500	2,315,425
		4,212,193
Industrial Conglomerates - 1.7%
General Electric Co.	175,248	4,605,517
Machinery - 1.2%
Stanley Black & Decker, Inc.	21,700	1,905,694
Valmont Industries, Inc.	9,100	1,382,745
		3,288,439
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	41,300	1,891,540
TOTAL INDUSTRIALS		24,003,373
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.0%
QUALCOMM, Inc.	35,500	2,811,600
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	22,800	1,409,952
IT Services - 4.0%
Amdocs Ltd.	34,700	1,607,651
CGI Group, Inc. Class A (sub. vtg.) (a)	35,400	1,254,700
Computer Sciences Corp.	30,000	1,896,000
Global Payments, Inc.	37,600	2,739,160
Total System Services, Inc.	113,100	3,552,471
		11,049,982
Software - 3.2%
Activision Blizzard, Inc.	79,300	1,768,390
Electronic Arts, Inc. (a)	53,100	1,904,697
Oracle Corp.	73,600	2,983,008
Synopsys, Inc. (a)	51,800	2,010,876
		8,666,971
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	26,800	2,490,524
TOTAL INFORMATION TECHNOLOGY		26,429,029
MATERIALS - 3.3%
Chemicals - 2.6%
Agrium, Inc.	19,100	1,749,707
Axiall Corp.	28,400	1,342,468
Eastman Chemical Co.	24,400	2,131,340
Methanex Corp.	29,700	1,836,192
		7,059,707
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	56,500	2,062,250
TOTAL MATERIALS		9,121,957
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	40,172	$ 1,341,343
UTILITIES - 5.0%
Electric Utilities - 2.4%
Edison International	42,307	2,458,460
ITC Holdings Corp.	80,443	2,934,561
PPL Corp.	29,735	1,056,485
		6,449,506
Multi-Utilities - 2.6%
DTE Energy Co.	29,600	2,304,952
NiSource, Inc.	55,800	2,195,172
Sempra Energy	25,500	2,670,105
		7,170,229
TOTAL UTILITIES		13,619,735
TOTAL COMMON STOCKS (Cost $228,890,601)		270,354,211
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,234,981	$ 3,234,981
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,279,200	2,279,200
TOTAL MONEY MARKET FUNDS (Cost $5,514,181)		5,514,181
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $234,404,782)		275,868,392
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,432,156)
NET ASSETS - 100%		$ 274,436,236
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,116
Fidelity Securities Lending Cash Central Fund	6,587
Total	$ 10,703
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,021,370	$ 23,021,370	$ -	$ -
Consumer Staples	18,452,843	18,452,843	-	-
Energy	39,405,241	39,405,241	-	-
Financials	79,542,365	75,114,069	4,428,296	-
Health Care	35,416,955	32,665,323	2,751,632	-
Industrials	24,003,373	24,003,373	-	-
Information Technology	26,429,029	26,429,029	-	-
Materials	9,121,957	9,121,957	-	-
Telecommunication Services	1,341,343	1,341,343	-	-
Utilities	13,619,735	13,619,735	-	-
Money Market Funds	5,514,181	5,514,181	-	-
Total Investments in Securities:	$ 275,868,392	$ 268,688,464	$ 7,179,928	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	79.5%
United Kingdom	4.9%
Switzerland	4.4%
Canada	4.4%
Ireland	3.0%
France	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,211,712) - See accompanying schedule: Unaffiliated issuers (cost $228,890,601)	$ 270,354,211
Fidelity Central Funds (cost $5,514,181)	5,514,181
Total Investments (cost $234,404,782)		$ 275,868,392
Cash		45,150
Foreign currency held at value (cost $79)		80
Receivable for investments sold		20,376,049
Receivable for fund shares sold		259,649
Dividends receivable		444,113
Distributions receivable from Fidelity Central Funds		2,452
Other receivables		179
Total assets		296,996,064

Liabilities
Payable for investments purchased	$ 20,082,829
Payable for fund shares redeemed	10,235
Accrued management fee	123,946
Distribution and service plan fees payable	1,408
Other affiliated payables	33,141
Other payables and accrued expenses	29,069
Collateral on securities loaned, at value	2,279,200
Total liabilities		22,559,828

Net Assets		$ 274,436,236
Net Assets consist of:
Paid in capital		$ 216,677,693
Undistributed net investment income		2,451,024
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,843,832
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,463,687
Net Assets		$ 274,436,236

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($125,208,036 ÷ 7,759,346 shares)	$ 16.14

Service Class: Net Asset Value, offering price and redemption price per share ($226,186 ÷ 14,025 shares)	$ 16.13

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,517,341 ÷ 408,068 shares)	$ 15.97

Investor Class: Net Asset Value, offering price and redemption price per share ($142,484,673 ÷ 8,842,102 shares)	$ 16.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,482,499
Special dividends		846,171
Income from Fidelity Central Funds		10,703
Total income		3,339,373

Expenses
Management fee	$ 679,421
Transfer agent fees	134,706
Distribution and service plan fees	8,109
Accounting and security lending fees	48,151
Custodian fees and expenses	4,793
Independent trustees' compensation	478
Audit	29,540
Legal	636
Miscellaneous	2,324
Total expenses before reductions	908,158
Expense reductions	(4)	908,154
Net investment income (loss)		2,431,219
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,235,597
Foreign currency transactions	(5,930)
Total net realized gain (loss)		14,229,667
Change in net unrealized appreciation (depreciation) on: Investment securities	2,047,304
Assets and liabilities in foreign currencies	101
Total change in net unrealized appreciation (depreciation)		2,047,405
Net gain (loss)		16,277,072
Net increase (decrease) in net assets resulting from operations		$ 18,708,291

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,431,219	$ 2,336,289
Net realized gain (loss)	14,229,667	23,890,866
Change in net unrealized appreciation (depreciation)	2,047,405	26,021,968
Net increase (decrease) in net assets resulting from operations	18,708,291	52,249,123
Distributions to shareholders from net investment income	-	(2,294,348)
Distributions to shareholders from net realized gain	(2,822,977)	(17,534,055)
Total distributions	(2,822,977)	(19,828,403)
Share transactions - net increase (decrease)	26,590,703	51,029,038
Total increase (decrease) in net assets	42,476,017	83,449,758

Net Assets
Beginning of period	231,960,219	148,510,461
End of period (including undistributed net investment income of $2,451,024 and undistributed net investment income of $19,805, respectively)	$ 274,436,236	$ 231,960,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.18	$ 12.60	$ 10.60	$ 11.00	$ 9.47	$ 6.69
Income from Investment Operations
Net investment income (loss) E	.15H	.19	.20	.12	.13I	.07
Net realized and unrealized gain (loss)	.99	3.84	2.01	(.40)	1.56	2.78
Total from investment operations	1.14	4.03	2.21	(.28)	1.69	2.85
Distributions from net investment income	-	(.17)	(.21)	(.12)	(.15)	(.07)
Distributions from net realized gain	(.18)	(1.27)	-	-	(.01)	-
Total distributions	(.18)	(1.45)K	(.21)	(.12)	(.16)	(.07)
Net asset value, end of period	$ 16.14	$ 15.18	$ 12.60	$ 10.60	$ 11.00	$ 9.47
Total ReturnB, C, D	7.65%	32.46%	20.91%	(2.51)%	17.82%	42.66%
Ratios to Average Net Assets F, J
Expenses before reductions	.69%A	.71%	.72%	.73%	.76%	.80%
Expenses net of fee waivers, if any	.69%A	.70%	.72%	.72%	.75%	.80%
Expenses net of all reductions	.69%A	.70%	.71%	.72%	.74%	.80%
Net investment income (loss)	2.01%A, H	1.27%	1.70%	1.14%	1.33%I	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,208	$ 115,004	$ 82,711	$ 82,980	$ 78,133	$ 64,198
Portfolio turnover rateG	67%A	96%	106%	79%	160%	73%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KTotal distributions of $1.45 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $1.274 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.18	$ 12.60	$ 10.60	$ 10.99	$ 9.46	$ 6.69
Income from Investment Operations
Net investment income (loss) E	.15H	.17	.19	.12	.12I	.06
Net realized and unrealized gain (loss)	.98	3.84	2.01	(.40)	1.56	2.77
Total from investment operations	1.13	4.01	2.20	(.28)	1.68	2.83
Distributions from net investment income	-	(.15)	(.20)	(.11)	(.14)	(.06)
Distributions from net realized gain	(.18)	(1.27)	-	-	(.01)	-
Total distributions	(.18)	(1.43)K	(.20)	(.11)	(.15)	(.06)
Net asset value, end of period	$ 16.13	$ 15.18	$ 12.60	$ 10.60	$ 10.99	$ 9.46
Total ReturnB, C, D	7.59%	32.29%	20.80%	(2.55)%	17.73%	42.35%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%A	.80%	.81%	.81%	.84%	.91%
Expenses net of fee waivers, if any	.79%A	.80%	.81%	.81%	.83%	.91%
Expenses net of all reductions	.79%A	.79%	.80%	.81%	.83%	.90%
Net investment income (loss)	1.91%A, H	1.18%	1.61%	1.05%	1.24%I	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 214	$ 211	$ 194	$ 258	$ 251
Portfolio turnover rateG	67%A	96%	106%	79%	160%	73%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KTotal distributions of $1.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $1.274 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 12.50	$ 10.52	$ 10.90	$ 9.38	$ 6.63
Income from Investment Operations
Net investment income (loss) E	.13H	.15	.17	.10	.11I	.05
Net realized and unrealized gain (loss)	.97	3.81	1.99	(.39)	1.53	2.75
Total from investment operations	1.10	3.96	2.16	(.29)	1.64	2.80
Distributions from net investment income	-	(.14)	(.18)	(.09)	(.11)	(.05)
Distributions from net realized gain	(.18)	(1.27)	-	-	(.01)	-
Total distributions	(.18)	(1.41)	(.18)	(.09)	(.12)	(.05)
Net asset value, end of period	$ 15.97	$ 15.05	$ 12.50	$ 10.52	$ 10.90	$ 9.38
Total ReturnB, C, D	7.45%	32.18%	20.55%	(2.68)%	17.52%	42.32%
Ratios to Average Net Assets F, J
Expenses before reductions	.94%A	.96%	.98%	.98%	1.00%	1.05%
Expenses net of fee waivers, if any	.94%A	.96%	.98%	.97%	1.00%	1.05%
Expenses net of all reductions	.94%A	.95%	.97%	.97%	.99%	1.05%
Net investment income (loss)	1.76%A, H	1.01%	1.45%	.89%	1.08%I	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,517	$ 5,831	$ 3,736	$ 3,202	$ 8,652	$ 8,277
Portfolio turnover rateG	67%A	96%	106%	79%	160%	73%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.08%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.17	$ 12.59	$ 10.59	$ 10.99	$ 9.46	$ 6.69
Income from Investment Operations
Net investment income (loss) E	.15H	.18	.19	.12	.12I	.07
Net realized and unrealized gain (loss)	.97	3.84	2.01	(.41)	1.56	2.77
Total from investment operations	1.12	4.02	2.20	(.29)	1.68	2.84
Distributions from net investment income	-	(.16)	(.20)	(.11)	(.14)	(.07)
Distributions from net realized gain	(.18)	(1.27)	-	-	(.01)	-
Total distributions	(.18)	(1.44)K	(.20)	(.11)	(.15)	(.07)
Net asset value, end of period	$ 16.11	$ 15.17	$ 12.59	$ 10.59	$ 10.99	$ 9.46
Total ReturnB, C, D	7.52%	32.42%	20.83%	(2.59)%	17.74%	42.41%
Ratios to Average Net Assets F, J
Expenses before reductions	.77%A	.78%	.80%	.80%	.83%	.89%
Expenses net of fee waivers, if any	.77%A	.78%	.80%	.80%	.83%	.89%
Expenses net of all reductions	.77%A	.78%	.79%	.80%	.82%	.88%
Net investment income (loss)	1.94%A, H	1.19%	1.62%	1.06%	1.25%I	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,485	$ 110,911	$ 61,852	$ 58,025	$ 64,242	$ 56,380
Portfolio turnover rateG	67%A	96%	106%	79%	160%	73%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KTotal distributions of $1.44 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $1.274 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,648,260
Gross unrealized depreciation	(1,555,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 41,093,040

Tax cost	$ 234,775,352

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,132,287 and $80,972,829, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 109
Service Class 2	8,000
$ 8,109

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 41,849
Service Class	76
Service Class 2	2,340
Investor Class	90,441
$ 134,706

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,173 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $210 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,587. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 1,155,945
Service Class	-	1,953
Service Class 2	-	47,170
Investor Class	-	1,089,280
Total	$ -	$ 2,294,348
From net realized gain
Initial Class	$ 1,398,897	$ 8,562,059
Service Class	2,578	16,366
Service Class 2	71,010	441,871
Investor Class	1,350,492	8,513,759
Total	$ 2,822,977	$ 17,534,055

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	702,534	1,950,146	$ 10,771,974	$ 28,708,696
Reinvestment of distributions	95,488	668,363	1,398,897	9,718,004
Shares redeemed	(613,233)	(1,608,838)	(9,391,511)	(23,715,531)
Net increase (decrease)	184,789	1,009,671	$ 2,779,360	$ 14,711,169
Service Class
Shares sold	11	845	$ 172	$ 12,321
Reinvestment of distributions	176	1,260	2,578	18,319
Shares redeemed	(256)	(4,799)	(3,983)	(75,686)
Net increase (decrease)	(69)	(2,694)	$ (1,233)	$ (45,046)
Service Class 2
Shares sold	137,033	196,960	$ 2,074,627	$ 2,818,674
Reinvestment of distributions	4,890	33,938	71,010	489,041
Shares redeemed	(121,348)	(142,285)	(1,888,720)	(2,062,350)
Net increase (decrease)	20,575	88,613	$ 256,917	$ 1,245,365
Investor Class
Shares sold	1,886,044	2,819,642	$ 28,982,677	$ 41,243,193
Reinvestment of distributions	92,247	661,366	1,350,492	9,603,039
Shares redeemed	(448,196)	(1,081,471)	(6,777,510)	(15,728,682)
Net increase (decrease)	1,530,095	2,399,537	$ 23,555,659	$ 35,117,550

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the VIP Freedom 2020 Portfolio was the owner of record of approximately 16% of the total outstanding shares of the Fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund. In addition, the investment adviser or its affiliates were the owners of record of 45% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0814
1.761034.113

Fidelity® Variable Insurance Products:

High Income Portfolio - Class R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.68%
Actual		$ 1,000.00	$ 1,050.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.78%
Actual		$ 1,000.00	$ 1,048.50	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,047.90	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R	.68%
Actual		$ 1,000.00	$ 1,048.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R	.78%
Actual		$ 1,000.00	$ 1,047.00	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2R	.93%
Actual		$ 1,000.00	$ 1,046.10	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.71%
Actual		$ 1,000.00	$ 1,048.40	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Alcatel-Lucent U.S.A., Inc.	2.3	1.2
Clear Channel Communications, Inc.	2.0	0.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.7	1.5
SLM Corp.	1.7	1.0
APX Group, Inc.	1.6	1.2
	9.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.7	12.9
Telecommunications	9.2	7.3
Diversified Financial Services	7.7	6.0
Technology	7.4	9.0
Healthcare	6.4	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
BBB 1.0%	BBB 1.1%
BB 34.1%	BB 35.8%
B 43.0%	B 43.2%
CCC,CC,C 17.0%	CCC,CC,C 14.7%
Not Rated 1.4%	Not Rated 0.6%
Equities 0.4%	Equities 0.0%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Nonconvertible Bonds 84.3%		Nonconvertible Bonds 89.3%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.0%
	Bank Loan Obligations 11.0%		Bank Loan Obligations 5.8%
	Other Investments 1.2%		Other Investments 0.3%
	Common Stocks 0.0%†		Common Stocks 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
* Foreign investments	22.0%	** Foreign investments	20.8%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
Aerospace - 0.9%
TransDigm, Inc.:
5.5% 10/15/20	$ 7,785,000	$ 7,912,674
6% 7/15/22 (d)	1,545,000	1,587,488
6.5% 7/15/24 (d)	1,520,000	1,582,700
Triumph Group, Inc.:
4.875% 4/1/21	2,210,000	2,204,475
5.25% 6/1/22 (d)	655,000	656,638
		13,943,975
Air Transportation - 3.2%
Air Canada:
6.625% 5/15/18 (d)	4,995,000	5,170,824
7.75% 4/15/21 (d)	4,185,000	4,446,563
Allegiant Travel Co. 5.5% 7/15/19	495,000	503,044
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	480,502	497,319
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,687,460	3,090,578
5.5% 4/29/22	2,867,570	2,996,611
6.125% 4/29/18 (d)	520,000	556,400
9.25% 5/10/17	592,300	666,337
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (d)	1,985,000	2,123,950
6.75% 5/23/17	1,985,000	2,123,950
8.021% 8/10/22	1,462,738	1,711,403
8.954% 8/10/14	1,144,613	1,153,197
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	536,518	606,909
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	3,306,063
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,680,863
Series 2013-1 Class B, 5.375% 5/15/23	710,000	734,850
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,348,273	2,583,101
9.75% 1/15/17	1,469,384	1,682,444
12% 1/15/16 (d)	392,683	444,714
United Continental Holdings, Inc.:
6% 12/1/20	4,505,000	4,707,725
6% 7/15/26	4,610,000	4,494,750
6% 7/15/28	3,050,000	2,935,625
6.375% 6/1/18	300,000	324,000
		50,541,220
Automotive - 2.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	575,000	603,750
6.25% 3/15/21	6,980,000	7,503,500

	Principal Amount	Value
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	$ 8,460,000	$ 9,189,675
Dana Holding Corp.:
6% 9/15/23	1,085,000	1,150,100
6.75% 2/15/21	1,710,000	1,844,663
General Motors Co. 3.5% 10/2/18 (d)	2,455,000	2,510,238
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,670,000	2,710,050
4.75% 8/15/17	2,270,000	2,414,713
Schaeffler Finance BV 4.25% 5/15/21 (d)	2,350,000	2,354,113
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	4,625,000	4,873,594
		35,154,396
Banks & Thrifts - 0.9%
Ally Financial, Inc. 4.75% 9/10/18	2,050,000	2,175,563
GMAC LLC 8% 12/31/18	2,465,000	2,927,188
Ocwen Financial Corp. 6.625% 5/15/19 (d)	3,325,000	3,433,063
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,865,000	3,922,337
6% 12/19/23	385,000	416,046
Synovus Financial Corp.:
5.125% 6/15/17	395,000	411,788
7.875% 2/15/19	628,000	719,060
		14,005,045
Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	14,607,550
9% 12/15/19	2,255,000	2,404,394
10% 1/15/18 (d)	5,510,000	5,324,038
Starz LLC/Starz Finance Corp. 5% 9/15/19	4,990,000	5,195,838
		27,531,820
Building Materials - 2.0%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,965,200
6.875% 8/15/18 (d)	4,490,000	4,656,130
Building Materials Holding Corp. 9% 9/15/18 (d)	4,410,000	4,751,775
CEMEX Finance LLC 6% 4/1/24 (d)	2,170,000	2,259,513
CEMEX S.A.B. de CV 6.5% 12/10/19 (d)	1,365,000	1,462,256
HD Supply, Inc. 7.5% 7/15/20	7,655,000	8,363,088
Headwaters, Inc.:
7.25% 1/15/19 (d)	905,000	957,038
7.625% 4/1/19	2,525,000	2,695,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Masco Corp. 5.95% 3/15/22	$ 1,815,000	$ 2,005,575
U.S. Concrete, Inc. 8.5% 12/1/18 (d)	1,160,000	1,255,700
		32,371,713
Cable TV - 2.4%
Altice S.A. 7.75% 5/15/22 (d)	4,515,000	4,819,763
Cablevision Systems Corp. 7.75% 4/15/18	740,000	836,200
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,607,188
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	4,290,000	4,273,913
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	710,000	718,875
DISH DBS Corp. 4.25% 4/1/18	1,705,000	1,773,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,095,000	1,220,925
Numericable Group SA:
4.875% 5/15/19 (d)	2,630,000	2,699,038
6% 5/15/22 (d)	4,540,000	4,721,600
6.25% 5/15/24 (d)	895,000	934,156
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	2,615,000	2,798,050
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (d)(g)	375,000	384,844
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	7,920,000	8,553,600
		37,341,352
Capital Goods - 0.3%
Belden, Inc. 5.25% 7/15/24 (d)	400,000	403,000
J.B. Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,260,875
		4,663,875
Chemicals - 2.2%
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	4,374,000	4,712,985
LSB Industries, Inc. 7.75% 8/1/19	1,785,000	1,909,950
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,140,000	3,285,225
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,850,000	2,956,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	14,895,000	16,049,363
Tronox Finance LLC 6.375% 8/15/20	4,935,000	5,095,388
		34,009,786

	Principal Amount	Value
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	$ 5,415,000	$ 5,117,175
Containers - 3.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (d)(g)	3,230,212	3,419,179
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (d)	1,080,000	1,108,519
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2132% 12/15/19 (d)(f)(g)	3,830,000	3,820,425
6% 6/30/21 (d)(f)	655,000	655,393
6.25% 1/31/19 (d)	910,000	932,750
6.75% 1/31/21 (d)	1,055,000	1,089,288
7% 11/15/20 (d)	874,412	905,016
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (d)	2,525,000	2,588,125
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)(g)	2,242,276	2,315,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,240,000	8,025,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,330,000	10,898,150
8.5% 5/15/18 (c)	6,290,000	6,580,913
9.875% 8/15/19	5,310,000	5,880,825
		48,219,493
Diversified Financial Services - 6.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75% 5/15/19 (d)	3,220,000	3,244,150
4.5% 5/15/21 (d)	3,105,000	3,159,338
Aircastle Ltd.:
4.625% 12/15/18	1,245,000	1,282,350
5.125% 3/15/21	2,800,000	2,898,000
6.25% 12/1/19	1,740,000	1,905,300
6.75% 4/15/17	1,735,000	1,925,850
CIT Group, Inc.:
3.875% 2/19/19	2,525,000	2,532,323
5.25% 3/15/18	1,790,000	1,922,013
5.5% 2/15/19 (d)	2,850,000	3,088,688
CNH Industrial Capital LLC 3.375% 7/15/19 (d)	4,005,000	3,974,963
Cogent Communications Finance, Inc. 5.625% 4/15/21 (d)	1,125,000	1,116,563
FLY Leasing Ltd. 6.75% 12/15/20	4,590,000	4,888,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	685,000	692,706
4.875% 3/15/19	7,080,000	7,292,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22	$ 9,400,000	$ 9,846,500
6% 8/1/20	8,415,000	9,014,569
ILFC E-Capital Trust I 5.21% 12/21/65 (d)(g)	6,955,000	6,789,819
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	5,260,000	5,283,144
International Lease Finance Corp.:
4.625% 4/15/21	2,020,000	2,085,650
5.875% 4/1/19	5,485,000	6,033,500
5.875% 8/15/22	3,480,000	3,801,900
SLM Corp.:
4.875% 6/17/19	3,775,000	3,890,515
5.5% 1/15/19	12,695,000	13,380,530
5.5% 1/25/23	4,900,000	4,857,125
8% 3/25/20	1,565,000	1,809,531
8.45% 6/15/18	1,560,000	1,846,650
		108,562,427
Diversified Media - 1.4%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	2,715,000	2,898,263
6.5% 11/15/22	4,990,000	5,376,725
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,630,000	4,884,650
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,525,000	4,558,938
5% 4/15/22 (d)(f)	910,000	916,825
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	3,610,000	3,727,325
		22,362,726
Electric Utilities - 3.2%
Atlantic Power Corp. 9% 11/15/18	8,740,000	9,155,150
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (d)	400,000	400,000
NRG Energy, Inc.:
6.25% 7/15/22 (d)	3,810,000	4,057,650
6.25% 5/1/24 (d)	4,745,000	4,958,525
7.625% 1/15/18	2,660,000	3,052,350
NSG Holdings II, LLC 7.75% 12/15/25 (d)	13,550,000	14,634,000
The AES Corp.:
4.875% 5/15/23	3,475,000	3,440,250
7.375% 7/1/21	9,660,000	11,302,200
		51,000,125

	Principal Amount	Value
Energy - 10.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 4,265,000	$ 4,494,244
4.875% 3/15/24	1,005,000	1,061,531
Approach Resources, Inc. 7% 6/15/21	1,535,000	1,600,238
Basic Energy Services, Inc. 7.75% 2/15/19	615,000	651,900
Chesapeake Energy Corp.:
4.875% 4/15/22	2,615,000	2,706,525
6.125% 2/15/21	4,515,000	5,056,800
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	658,050
6.125% 7/15/22	1,745,000	1,928,225
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)	1,175,000	1,236,688
7.75% 4/1/19	2,315,000	2,482,838
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,140,000	5,422,700
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,734,875
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	10,435,000	11,139,363
Energy Partners Ltd. 8.25% 2/15/18	4,350,000	4,654,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,015,000	4,526,913
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	995,000	1,058,431
9.375% 5/1/20	8,685,000	9,944,325
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,312,000	3,461,040
Exterran Holdings, Inc. 7.25% 12/1/18	6,220,000	6,562,100
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	6,300,000	6,363,000
6% 10/1/22 (d)	1,770,000	1,796,550
Forbes Energy Services Ltd. 9% 6/15/19	5,725,000	5,939,688
Gibson Energy, Inc. 6.75% 7/15/21 (d)	3,635,000	3,934,888
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)(f)	1,675,000	1,675,000
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,880,000	1,875,300
5.875% 4/1/20	1,240,000	1,283,400
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (d)	1,270,000	1,304,925
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125% 7/15/19 (d)(f)	$ 1,325,000	$ 1,328,313
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	6,070,000	6,578,363
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,890,000	1,918,350
7.5% 11/1/19	9,295,000	9,829,463
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (d)	5,550,000	5,924,625
Rice Energy, Inc. 6.25% 5/1/22 (d)	7,825,000	8,020,625
Rosetta Resources, Inc.:
5.625% 5/1/21	3,715,000	3,821,806
5.875% 6/1/24	940,000	977,600
Samson Investment Co. 10.75% 2/15/20 (d)	3,580,000	3,772,425
SemGroup Corp. 7.5% 6/15/21	2,775,000	3,038,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,445,000	2,429,719
5.25% 5/1/23	4,876,000	5,095,420
6.375% 8/1/22	592,000	643,800
6.875% 2/1/21	2,840,000	3,074,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	855,000	912,713
Western Refining, Inc. 6.25% 4/1/21	7,485,000	7,821,825
Whiting Petroleum Corp.:
5% 3/15/19	4,610,000	4,852,025
5.75% 3/15/21	4,815,000	5,272,425
		170,866,459
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	2,970,000	3,073,950
Environmental - 0.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	5,875,000	6,330,313
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	6,065,000	6,398,575
		12,728,888
Food & Drug Retail - 1.1%
JBS Investments GmbH:
7.25% 4/3/24 (d)	1,815,000	1,887,600
7.75% 10/28/20 (d)	3,740,000	4,001,800
Minerva Luxmbourg SA 7.75% 1/31/23 (d)	2,430,000	2,600,100
SUPERVALU, Inc. 6.75% 6/1/21	8,560,000	8,816,800
		17,306,300

	Principal Amount	Value
Food/Beverage/Tobacco - 2.0%
DS Waters of America, Inc. 10% 9/1/21 (d)	$ 1,485,000	$ 1,659,488
ESAL GmbH 6.25% 2/5/23 (d)	11,480,000	11,307,800
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (d)	4,705,000	5,034,350
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (d)	1,825,000	1,820,438
7.25% 6/1/21 (d)	2,930,000	3,142,425
8.25% 2/1/20 (d)	6,670,000	7,236,950
Post Holdings, Inc. 6% 12/15/22 (d)	905,000	923,100
		31,124,551
Gaming - 2.6%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (d)	2,845,000	2,887,675
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	1,735,000	1,791,388
5.375% 11/1/23 (d)	1,310,000	1,359,125
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (d)	9,965,000	10,463,250
MCE Finance Ltd. 5% 2/15/21 (d)	6,645,000	6,711,450
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)	3,150,000	3,291,750
11% 10/1/21 (d)	3,140,000	3,375,500
Scientific Games Corp. 6.625% 5/15/21 (d)	7,235,000	7,162,650
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	1,490,000	1,493,725
Wynn Macau Ltd. 5.25% 10/15/21 (d)	1,970,000	2,024,175
		40,560,688
Healthcare - 5.3%
Community Health Systems, Inc.:
5.125% 8/15/18	3,535,000	3,707,331
5.125% 8/1/21 (d)	1,125,000	1,153,125
6.875% 2/1/22 (d)	5,405,000	5,729,300
8% 11/15/19	8,020,000	8,781,900
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,417,500
8.75% 3/15/18	165,000	177,375
9.875% 4/15/18	2,425,000	2,619,000
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (d)	2,960,000	3,226,400
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (d)	2,245,000	2,329,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA Holdings, Inc.:
3.75% 3/15/19	$ 3,820,000	$ 3,853,425
5% 3/15/24	2,360,000	2,392,615
8% 10/1/18	4,350,000	5,143,875
HealthSouth Corp. 7.25% 10/1/18	3,588,000	3,749,460
MPH Acquisition Holdings LLC 6.625% 4/1/22 (d)	800,000	838,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,828,550
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	4,565,000	4,793,250
Tenet Healthcare Corp.:
5% 3/1/19 (d)	2,265,000	2,296,144
6% 10/1/20	5,420,000	5,880,700
6.25% 11/1/18	1,435,000	1,592,850
8.125% 4/1/22	12,170,000	14,086,775
Valeant Pharmaceuticals International:
6.75% 8/15/18 (d)	4,195,000	4,520,113
6.875% 12/1/18 (d)	2,315,000	2,422,069
		83,538,945
Homebuilders/Real Estate - 3.2%
CBRE Group, Inc. 6.625% 10/15/20	945,000	1,002,881
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,690,619
3.75% 3/1/19	2,530,000	2,542,650
4.375% 9/15/22	1,675,000	1,660,344
Howard Hughes Corp. 6.875% 10/1/21 (d)	2,870,000	3,070,900
KB Home 4.75% 5/15/19	3,190,000	3,213,925
Lennar Corp.:
4.125% 12/1/18	3,605,000	3,681,606
4.5% 6/15/19	3,290,000	3,368,138
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)	1,960,000	1,955,100
Standard Pacific Corp. 8.375% 5/15/18	13,040,000	15,387,200
Toll Brothers Finance Corp.:
4% 12/31/18	3,350,000	3,450,500
4.375% 4/15/23	5,520,000	5,423,400
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (d)	990,000	992,475
5.875% 6/15/24 (d)	725,000	745,844
William Lyon Homes, Inc. 5.75% 4/15/19 (d)	640,000	656,000
		50,841,582
Hotels - 0.2%
Playa Resorts Holding BV 8% 8/15/20 (d)	3,665,000	3,949,038

	Principal Amount	Value
Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (d)	$ 680,000	$ 676,600
NCL Corp. Ltd. 5% 2/15/18	5,690,000	5,874,925
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	6,347,250
7.5% 10/15/27	595,000	682,346
		13,581,121
Metals/Mining - 2.1%
CONSOL Energy, Inc. 5.875% 4/15/22 (d)	5,200,000	5,447,000
Imperial Metals Corp. 7% 3/15/19 (d)	320,000	327,673
Murray Energy Corp.:
8.625% 6/15/21 (d)	3,870,000	4,189,275
9.5% 12/5/20 (d)	3,380,000	3,777,150
New Gold, Inc. 6.25% 11/15/22 (d)	7,295,000	7,586,800
Peabody Energy Corp.:
6.25% 11/15/21	2,530,000	2,520,513
7.875% 11/1/26	1,268,000	1,333,492
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)	2,925,000	3,071,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (d)	2,845,000	2,880,563
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (d)(g)	1,610,000	1,344,350
		32,478,066
Paper - 0.3%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	4,920,000	5,473,500
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (d)	965,000	965,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	8,095,000	9,289,013
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,319,900
7% 2/15/22	1,100,000	1,212,750
7.25% 5/15/18	1,473,000	1,704,998
Time, Inc. 5.75% 4/15/22 (d)	1,145,000	1,156,450
		16,648,111
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,549,463
Services - 4.4%
APX Group, Inc.:
6.375% 12/1/19	12,190,000	12,647,125
8.75% 12/1/20	9,955,000	10,104,325
8.75% 12/1/20 (d)	2,375,000	2,410,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Audatex North America, Inc. 6% 6/15/21 (d)	$ 5,355,000	$ 5,716,463
Bankrate, Inc. 6.125% 8/15/18 (d)	2,580,000	2,738,025
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (d)	2,370,000	2,529,975
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (d)	4,640,000	4,953,200
FTI Consulting, Inc. 6.75% 10/1/20	3,715,000	3,965,763
Garda World Security Corp.:
7.25% 11/15/21 (d)	2,200,000	2,312,750
7.25% 11/15/21 (d)	715,000	751,644
Hertz Corp.:
4.25% 4/1/18	3,145,000	3,223,625
6.25% 10/15/22	5,315,000	5,627,256
The Geo Group, Inc. 5.875% 1/15/22	7,310,000	7,675,500
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (g)	4,340,000	4,530,960
		69,187,236
Shipping - 1.3%
Aguila 3 SA 7.875% 1/31/18 (d)	4,595,000	4,847,725
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	4,055,000	4,237,475
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	7,410,000	7,632,300
8.125% 2/15/19	1,465,000	1,540,081
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (d)	1,575,000	1,638,000
		19,895,581
Steel - 1.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	8,990,000	9,169,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	1,635,000	1,749,450
11.25% 10/15/18	5,515,000	6,149,225
Steel Dynamics, Inc. 6.125% 8/15/19	7,280,000	7,917,000
		24,985,475
Super Retail - 0.5%
Best Buy Co., Inc. 5% 8/1/18	5,280,000	5,544,000
JC Penney Corp., Inc. 7.4% 4/1/37	3,230,000	2,802,309
		8,346,309
Technology - 5.9%
Activision Blizzard, Inc. 5.625% 9/15/21 (d)	2,440,000	2,629,100

	Principal Amount	Value
ADT Corp.:
4.125% 4/15/19	$ 3,790,000	$ 3,790,758
4.125% 6/15/23	1,305,000	1,203,863
6.25% 10/15/21	3,545,000	3,757,700
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (d)	3,385,000	3,596,563
7% 7/1/24 (d)	1,720,000	1,756,550
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.75% 5/15/17 (d)	3,500,000	3,521,875
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	6,115,000	6,290,806
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (d)(g)	2,505,000	2,442,375
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,400,000	3,298,000
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	1,615,000	1,639,225
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (d)(g)	735,000	751,538
Lucent Technologies, Inc.:
6.45% 3/15/29	7,815,000	7,736,850
6.5% 1/15/28	3,265,000	3,232,350
Micron Technology, Inc. 5.875% 2/15/22 (d)	1,190,000	1,276,275
Nuance Communications, Inc. 5.375% 8/15/20 (d)	10,783,000	11,160,405
NXP BV/NXP Funding LLC 3.75% 6/1/18 (d)	12,835,000	12,867,088
Seagate HDD Cayman 4.75% 1/1/25 (d)	2,430,000	2,411,775
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (d)	4,745,000	4,412,850
VeriSign, Inc. 4.625% 5/1/23	3,295,000	3,255,131
Viasystems, Inc. 7.875% 5/1/19 (d)	4,410,000	4,663,575
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,995,000	3,365,631
10.25% 7/15/19 (d)	315,000	353,981
13.375% 10/15/19	2,705,000	3,131,038
		92,545,302
Telecommunications - 8.8%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (d)	8,465,000	8,740,113
6.75% 11/15/20 (d)	11,270,000	12,002,550
8.875% 1/1/20 (d)	6,325,000	7,163,063
Altice Financing SA:
6.5% 1/15/22 (d)	685,000	729,525
7.875% 12/15/19 (d)	4,180,000	4,575,010
Altice Finco SA 9.875% 12/15/20 (d)	5,890,000	6,788,225
Columbus International, Inc. 7.375% 3/30/21 (d)	5,000,000	5,387,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Crown Castle International Corp. 4.875% 4/15/22	$ 4,740,000	$ 4,899,975
Digicel Group Ltd.:
6% 4/15/21 (d)	5,265,000	5,436,113
7% 2/15/20 (d)	295,000	311,225
7.125% 4/1/22 (d)	3,355,000	3,497,588
8.25% 9/1/17 (d)	5,395,000	5,550,376
8.25% 9/30/20 (d)	5,855,000	6,381,950
DigitalGlobe, Inc. 5.25% 2/1/21	9,505,000	9,409,950
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	4,580,000	4,934,950
Inmarsat Finance PLC 4.875% 5/15/22 (d)	2,580,000	2,605,800
Level 3 Financing, Inc. 3.8229% 1/15/18 (d)(g)	7,525,000	7,656,688
MasTec, Inc. 4.875% 3/15/23	2,875,000	2,831,875
SBA Communications Corp. 4.875% 7/15/22 (d)(f)	3,235,000	3,194,563
Sprint Capital Corp.:
6.875% 11/15/28	1,155,000	1,166,550
8.75% 3/15/32	3,650,000	4,215,750
Sprint Communications, Inc. 9% 11/15/18 (d)	6,240,000	7,566,000
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	4,055,000	4,257,750
6.464% 4/28/19	2,610,000	2,747,025
TW Telecom Holdings, Inc.:
5.375% 10/1/22	2,815,000	3,078,906
6.375% 9/1/23	1,535,000	1,746,063
Wind Acquisition Finance SA:
4.75% 7/15/20 (d)(f)	3,835,000	3,863,954
7.25% 2/15/18 (d)	2,770,000	2,926,505
7.375% 4/23/21 (d)	4,080,000	4,355,400
		138,020,942
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	3,490,000	3,638,325
TOTAL NONCONVERTIBLE BONDS (Cost $1,274,868,992)		1,328,164,960
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g) (Cost $0)	9,496	6,647
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(d) (Cost $1,273,881)	1	$ 136,000
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $5,739,857)	236,106	5,796,402
Bank Loan Obligations - 11.0%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (g)	$ 1,770,000	1,763,363
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	950,225	950,225
Chrysler Group LLC term loan 3.25% 12/31/18 (g)	1,960,088	1,964,988
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/15/20 (h)	750,000	752,813
		3,668,026
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.8995% 1/30/19 (g)	9,165,000	9,119,175
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	985,050	985,050
		10,104,225
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (g)	3,120,000	3,104,712
Tranche 2LN, term loan 7.75% 4/1/22 (g)	625,000	629,688
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (g)	2,110,000	2,112,638
		5,847,038
Cable TV - 0.4%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (g)	3,860,752	3,812,492
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (g)	1,340,385	1,348,762
Tranche B 2LN, term loan 4.5% 5/8/20 (g)	1,159,615	1,166,863
		6,328,117
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 6/30/21 (h)	$ 4,125,000	$ 4,140,469
Tranche 2LN, term loan 6/30/22 (h)	1,585,000	1,590,944
		5,731,413
Containers - 0.5%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	1,561,088	1,555,233
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (g)	6,380,000	6,348,100
		7,903,333
Diversified Financial Services - 0.8%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (g)	2,400,000	2,400,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (g)	5,650,000	5,812,438
TransUnion LLC Tranche B, term loan 4% 4/9/21 (g)	4,124,663	4,124,663
		12,337,101
Electric Utilities - 0.1%
Bayonne Energy Center, LLC Tranche B, term loan 6/30/21 (h)	590,000	594,425
Southwire LLC, Tranche B, term loan 3.2538% 2/10/21 (g)	1,321,688	1,318,383
		1,912,808
Energy - 0.9%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	3,645,000	3,605,379
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	5,774,951	5,962,637
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	591,111	592,589
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	4,175,035	4,159,379
		14,319,984
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (g)	892,260	891,145
Gaming - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	600,000	598,500
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (g)	337,803	344,559

	Principal Amount	Value
5.5% 11/21/19 (g)	$ 144,773	$ 147,668
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (g)	1,004,950	1,004,950
		2,095,677
Healthcare - 1.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (g)	3,725,663	3,716,348
Grifols, S.A. Tranche B, term loan 3.1495% 2/27/21 (g)	6,299,213	6,299,213
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (g)	2,081,636	2,073,830
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (g)	1,885,000	1,903,850
Tranche B 1LN, term loan 4.25% 1/28/21 (g)	3,340,538	3,353,065
		17,346,306
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	1,135,048	1,135,048
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	4,213,620	4,203,086
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	1,248,385	1,246,887
		5,449,973
Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (g)	325,000	327,844
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (g)	987,813	992,753
		1,320,597
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (g)	2,416,738	2,410,696
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	5,414,088	5,454,693
		7,865,389
Publishing/Printing - 0.4%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (g)	6,876,563	6,988,307
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (g)	7,318,367	7,245,183
Bank Loan Obligations - continued
	Principal Amount	Value
Restaurants - continued
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (h)	$ 590,000	$ 590,738
Tranche B 2LN, term loan 6/30/21 (h)	660,000	650,100
		8,486,021
Services - 1.0%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	2,518,688	2,493,501
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	4,497,400	4,519,887
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	2,519,561	2,519,561
Tranche DD, term loan 4% 11/8/20 (g)	644,539	644,539
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (g)	3,635,000	3,571,388
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (g)	1,625,925	1,617,795
		15,366,671
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (g)	1,228,825	1,228,825
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (g)	1,020,000	1,030,200
Tranche B 1LN, term loan 4.5% 4/9/21 (g)	1,835,000	1,841,881
		2,872,081
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (g)	175,000	175,665
6% 5/22/18 (g)	3,092,191	3,119,248
		3,294,913
Technology - 1.5%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (g)	3,620,513	3,615,987
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (g)	2,572,075	2,581,849
First Data Corp. term loan 4.154% 3/24/18 (g)	6,685,000	6,693,356
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (g)	1,559,250	1,557,301
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	855,700	848,255

	Principal Amount	Value
NXP BV Tranche D, term loan 3.25% 1/11/20 (g)	$ 3,632,550	$ 3,609,847
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (g)	4,668,300	4,627,452
		23,534,047
Telecommunications - 0.4%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (g)	6,460,806	6,460,806
TOTAL BANK LOAN OBLIGATIONS (Cost $173,111,967)		174,251,214
Preferred Securities - 1.2%

Banks & Thrifts - 1.2%
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,612,138
Barclays PLC 8.25% (e)(g)	1,660,000	1,765,554
TOTAL PREFERRED SECURITIES (Cost $17,454,194)		19,377,692
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $53,167,314)	53,167,314	53,167,314
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,525,616,205)		1,580,900,229
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,141,103)
NET ASSETS - 100%		$ 1,575,759,126
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $604,624,350 or 38.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,947
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 5,796,402	$ 5,796,402	$ -	$ -
Telecommunication Services	136,000	-	-	136,000
Corporate Bonds	1,328,164,960	-	1,328,164,960	-
Commercial Mortgage Securities	6,647	-	-	6,647
Bank Loan Obligations	174,251,214	-	174,251,214	-
Preferred Securities	19,377,692	-	19,377,692	-
Money Market Funds	53,167,314	53,167,314	-	-
Total Investments in Securities:	$ 1,580,900,229	$ 58,963,716	$ 1,521,793,866	$ 142,647
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.0%
Luxembourg	4.5%
Canada	3.3%
Bermuda	2.4%
United Kingdom	2.1%
Netherlands	2.0%
Cayman Islands	1.4%
Austria	1.3%
Marshall Islands	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,472,448,891)	$ 1,527,732,915
Fidelity Central Funds (cost $53,167,314)	53,167,314
Total Investments (cost $1,525,616,205)		$ 1,580,900,229
Cash		121,752
Receivable for investments sold		10,549,686
Receivable for fund shares sold		714,715
Interest receivable		21,053,415
Distributions receivable from Fidelity Central Funds		3,818
Other receivables		137,473
Total assets		1,613,481,088

Liabilities
Payable for investments purchased Regular delivery	$ 16,595,012
Delayed delivery	15,452,817
Payable for fund shares redeemed	4,672,392
Accrued management fee	738,656
Distribution and service plan fees payable	63,211
Other affiliated payables	150,533
Other payables and accrued expenses	49,341
Total liabilities		37,721,962

Net Assets		$ 1,575,759,126
Net Assets consist of:
Paid in capital		$ 1,521,529,831
Undistributed net investment income		41,644,356
Accumulated undistributed net realized gain (loss) on investments		(42,699,085)
Net unrealized appreciation (depreciation) on investments		55,284,024
Net Assets		$ 1,575,759,126

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($593,973,023 ÷ 97,607,165 shares)	$ 6.09

Service Class: Net Asset Value, offering price and redemption price per share ($67,041,962 ÷ 11,086,833 shares)	$ 6.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($247,599,002 ÷ 41,914,323 shares)	$ 5.91

Initial Class R: Net Asset Value, offering price and redemption price per share ($30,027,218 ÷ 4,954,355 shares)	$ 6.06

Service Class R: Net Asset Value, offering price and redemption price per share ($59,916,190 ÷ 9,966,600 shares)	$ 6.01

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,473,497 ÷ 927,021 shares)	$ 5.90

Investor Class: Net Asset Value, offering price and redemption price per share ($571,728,234 ÷ 94,322,585 shares)	$ 6.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 682,872
Interest		45,506,318
Income from Fidelity Central Funds		27,947
Total income		46,217,137

Expenses
Management fee	$ 4,399,407
Transfer agent fees	639,387
Distribution and service plan fees	404,388
Accounting fees and expenses	264,343
Custodian fees and expenses	14,779
Independent trustees' compensation	3,220
Audit	46,099
Legal	11,569
Miscellaneous	6,716
Total expenses before reductions	5,789,908
Expense reductions	(712)	5,789,196
Net investment income (loss)		40,427,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,571,647
Change in net unrealized appreciation (depreciation) on investment securities		16,229,368
Net gain (loss)		32,801,015
Net increase (decrease) in net assets resulting from operations		$ 73,228,956

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,427,941	$ 80,845,745
Net realized gain (loss)	16,571,647	46,584,559
Change in net unrealized appreciation (depreciation)	16,229,368	(41,731,572)
Net increase (decrease) in net assets resulting from operations	73,228,956	85,698,732
Distributions to shareholders from net investment income	-	(86,921,876)
Share transactions - net increase (decrease)	(25,852,412)	16,318,361
Redemption fees	2,696	28,583
Total increase (decrease) in net assets	47,379,240	15,123,800

Net Assets
Beginning of period	1,528,379,886	1,513,256,086
End of period (including undistributed net investment income of $41,644,356 and undistributed net investment income of $1,216,415, respectively)	$ 1,575,759,126	$ 1,528,379,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.80	$ 5.81	$ 5.39	$ 5.57	$ 5.29	$ 3.96
Income from Investment Operations
Net investment income (loss)E	.155	.330	.361	.391	.439	.438
Net realized and unrealized gain (loss)	.135	.014	.405	(.171)	.288	1.298
Total from investment operations	.290	.344	.766	.220	.727	1.736
Distributions from net investment income	-	(.354)	(.346)	(.400)	(.448)	(.406)
Redemption fees added to paid in capitalE	-I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.09	$ 5.80	$ 5.81	$ 5.39	$ 5.57	$ 5.29
Total ReturnB, C, D	5.00%	5.95%	14.23%	4.03%	13.82%	43.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.68%	.68%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.68%	.68%	.69%	.69%	.70%
Expenses net of all reductions	.68%A	.68%	.68%	.69%	.69%	.70%
Net investment income (loss)	5.27%A	5.55%	6.22%	6.85%	7.84%	9.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 593,973	$ 587,376	$ 606,506	$ 561,514	$ 594,688	$ 608,802
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.77	$ 5.78	$ 5.36	$ 5.54	$ 5.26	$ 3.95
Income from Investment Operations
Net investment income (loss) E	.152	.323	.353	.384	.431	.429
Net realized and unrealized gain (loss)	.128	.015	.407	(.171)	.290	1.281
Total from investment operations	.280	.338	.760	.213	.721	1.710
Distributions from net investment income	-	(.348)	(.340)	(.393)	(.442)	(.400)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.05	$ 5.77	$ 5.78	$ 5.36	$ 5.54	$ 5.26
Total ReturnB, C, D	4.85%	5.87%	14.20%	3.93%	13.79%	43.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.78%	.78%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.79%	.78%	.80%
Expenses net of all reductions	.78%A	.77%	.78%	.79%	.78%	.80%
Net investment income (loss)	5.17%A	5.46%	6.13%	6.75%	7.74%	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,042	$ 68,982	$ 77,397	$ 91,573	$ 98,988	$ 103,511
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 5.66	$ 5.26	$ 5.45	$ 5.18	$ 3.89
Income from Investment Operations
Net investment income (loss) E	.144	.307	.338	.368	.417	.422
Net realized and unrealized gain (loss)	.126	.014	.396	(.170)	.287	1.264
Total from investment operations	.270	.321	.734	.198	.704	1.686
Distributions from net investment income	-	(.341)	(.334)	(.388)	(.435)	(.396)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 5.91	$ 5.64	$ 5.66	$ 5.26	$ 5.45	$ 5.18
Total ReturnB, C, D	4.79%	5.70%	13.97%	3.72%	13.67%	43.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.93%	.93%	.94%	.94%	.95%
Expenses net of fee waivers, if any	.93%A	.92%	.93%	.94%	.94%	.95%
Expenses net of all reductions	.93%A	.92%	.93%	.94%	.94%	.95%
Net investment income (loss)	5.01%A	5.31%	5.98%	6.60%	7.59%	8.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,599	$ 280,444	$ 281,065	$ 220,333	$ 182,465	$ 181,377
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.78	$ 5.79	$ 5.37	$ 5.55	$ 5.27	$ 3.95
Income from Investment Operations
Net investment income (loss) E	.155	.330	.360	.391	.439	.440
Net realized and unrealized gain (loss)	.125	.014	.407	(.171)	.288	1.286
Total from investment operations	.280	.344	.767	.220	.727	1.726
Distributions from net investment income	-	(.354)	(.347)	(.400)	(.448)	(.406)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.06	$ 5.78	$ 5.79	$ 5.37	$ 5.55	$ 5.27
Total ReturnB, C, D	4.84%	5.97%	14.30%	4.05%	13.88%	43.82%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.68%	.68%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.67%	.68%	.68%	.68%	.70%
Expenses net of all reductions	.68%A	.67%	.68%	.68%	.68%	.69%
Net investment income (loss)	5.27%A	5.56%	6.23%	6.85%	7.84%	9.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,027	$ 29,558	$ 35,605	$ 31,627	$ 34,946	$ 34,080
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.74	$ 5.75	$ 5.34	$ 5.52	$ 5.25	$ 3.94
Income from Investment Operations
Net investment income (loss)E	.151	.321	.352	.383	.433	.431
Net realized and unrealized gain (loss)	.119	.018	.400	(.167)	.280	1.280
Total from investment operations	.270	.339	.752	.216	.713	1.711
Distributions from net investment income	-	(.349)	(.342)	(.396)	(.444)	(.401)
Redemption fees added to paid in capitalE	-I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 6.01	$ 5.74	$ 5.75	$ 5.34	$ 5.52	$ 5.25
Total ReturnB, C, D	4.70%	5.92%	14.10%	3.99%	13.66%	43.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.78%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.78%	.78%	.80%
Expenses net of all reductions	.78%A	.77%	.78%	.78%	.78%	.80%
Net investment income (loss)	5.17%A	5.46%	6.13%	6.75%	7.74%	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,916	$ 58,042	$ 69,893	$ 63,557	$ 68,806	$ 47,873
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 5.65	$ 5.26	$ 5.45	$ 5.17	$ 3.89
Income from Investment Operations
Net investment income (loss) E	.144	.307	.340	.369	.415	.416
Net realized and unrealized gain (loss)	.116	.023	.390	(.175)	.293	1.257
Total from investment operations	.260	.330	.730	.194	.708	1.673
Distributions from net investment income	-	(.340)	(.340)	(.384)	(.429)	(.393)
Redemption fees added to paid in capital E	- I	-I	-I	-I	.001	-I
Net asset value, end of period	$ 5.90	$ 5.64	$ 5.65	$ 5.26	$ 5.45	$ 5.17
Total ReturnB, C, D	4.61%	5.87%	13.90%	3.64%	13.79%	43.13%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.93%	.93%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.93%A	.92%	.93%	.93%	.93%	.95%
Expenses net of all reductions	.93%A	.92%	.93%	.93%	.93%	.94%
Net investment income (loss)	5.02%A	5.31%	5.98%	6.60%	7.59%	8.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,473	$ 4,348	$ 4,019	$ 1,350	$ 1,543	$ 2,016
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 5.78	$ 5.79	$ 5.37	$ 5.56	$ 5.27	$ 3.96
Income from Investment Operations
Net investment income (loss) E	.154	.327	.358	.388	.437	.441
Net realized and unrealized gain (loss)	.126	.016	.407	(.180)	.298	1.274
Total from investment operations	.280	.343	.765	.208	.735	1.715
Distributions from net investment income	-	(.353)	(.345)	(.398)	(.446)	(.405)
Redemption fees added to paid in capitalE	- I	- I	- I	- I	.001	- I
Net asset value, end of period	$ 6.06	$ 5.78	$ 5.79	$ 5.37	$ 5.56	$ 5.27
Total ReturnB, C, D	4.84%	5.95%	14.26%	3.82%	14.04%	43.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.71%	.71%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.71%A	.71%	.71%	.72%	.72%	.73%
Expenses net of all reductions	.71%A	.71%	.71%	.72%	.72%	.73%
Net investment income (loss)	5.23%A	5.52%	6.20%	6.82%	7.81%	8.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,728	$ 499,630	$ 438,772	$ 284,370	$ 244,738	$ 182,806
Portfolio turnover rateG	88%A	85%	55%	79%	81%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,891,397
Gross unrealized depreciation	(3,274,562)
Net unrealized appreciation (depreciation) on securities and other investments	$ 56,616,835

Tax cost	$ 1,524,283,394

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (58,936,967)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $693,723,735 and $656,051,187, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 33,804
Service Class 2	335,152
Service Class R	29,673
Service Class 2 R	5,759
$ 404,388

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 209,711
Service Class	23,752
Service Class 2	93,470
Initial Class R	10,106
Service Class R	20,194
Service Class 2R	1,567
Investor Class	280,587
$ 639,387

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,410 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $712.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 33,473,820
Service Class	-	3,969,791
Service Class 2	-	16,115,842
Initial Class R	-	1,722,419
Service Class R	-	3,349,920
Service Class 2R	-	230,462
Investor Class	-	28,059,622
Total	$ -	$ 86,921,876

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	5,135,576	14,039,906	$ 30,535,505	$ 83,416,151
Reinvestment of distributions	-	5,790,037	-	33,473,820
Shares redeemed	(8,717,004)	(23,058,485)	(51,764,852)	(136,983,639)
Net increase (decrease)	(3,581,428)	(3,228,542)	$ (21,229,347)	$ (20,093,668)
Service Class
Shares sold	154,718	929,486	$ 917,055	$ 5,521,007
Reinvestment of distributions	-	690,233	-	3,969,791
Shares redeemed	(1,021,066)	(3,064,824)	(6,019,674)	(18,085,383)
Net increase (decrease)	(866,348)	(1,445,105)	$ (5,102,619)	$ (8,594,585)
Service Class 2
Shares sold	4,283,437	20,103,362	$ 24,787,533	$ 116,574,992
Reinvestment of distributions	-	2,866,946	-	16,115,842
Shares redeemed	(12,076,406)	(22,951,503)	(69,884,631)	(132,172,105)
Net increase (decrease)	(7,792,969)	18,805	$ (45,097,098)	$ 518,729
Initial Class R
Shares sold	187,809	852,998	$ 1,113,381	$ 5,061,609
Reinvestment of distributions	-	298,955	-	1,722,419
Shares redeemed	(346,271)	(2,192,612)	(2,044,567)	(12,973,240)
Net increase (decrease)	(158,462)	(1,040,659)	$ (931,186)	$ (6,189,212)
Service Class R
Shares sold	302,302	5,190,571	$ 1,768,937	$ 30,731,567
Reinvestment of distributions	-	585,519	-	3,349,920
Shares redeemed	(452,284)	(7,823,949)	(2,663,456)	(46,022,233)
Net increase (decrease)	(149,982)	(2,047,859)	$ (894,519)	$ (11,940,746)
Service Class 2R
Shares sold	389,193	995,220	$ 2,251,939	$ 5,809,165
Reinvestment of distributions	-	40,999	-	230,462
Shares redeemed	(233,183)	(976,234)	(1,329,887)	(5,617,855)
Net increase (decrease)	156,010	59,985	$ 922,052	$ 421,772
Investor Class
Shares sold	10,936,048	25,574,430	$ 64,457,540	$ 151,658,997
Reinvestment of distributions	-	4,870,500	-	28,059,622
Shares redeemed	(3,012,061)	(19,845,132)	(17,977,235)	(117,522,548)
Net increase (decrease)	7,923,987	10,599,798	$ 46,480,305	$ 62,196,071

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHIR-SANN-0814
1.833449.108

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.54%
Actual		$ 1,000.00	$ 1,078.70	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71
Service Class	.64%
Actual		$ 1,000.00	$ 1,078.10	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class 2.79%
Actual		$ 1,000.00	$ 1,077.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R	.79%
Actual		$ 1,000.00	$ 1,077.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Investor Class	.62%
Actual		$ 1,000.00	$ 1,078.50	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	4.1
Chevron Corp.	3.1	3.0
Cisco Systems, Inc.	2.5	2.3
MetLife, Inc.	2.4	2.4
General Electric Co.	2.3	2.7
Johnson & Johnson	2.1	1.9
Procter & Gamble Co.	2.0	2.1
Wells Fargo & Co.	1.8	3.1
Exxon Mobil Corp.	1.8	2.6
Verizon Communications, Inc.	1.8	1.4
	23.8
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	22.2
Energy	15.5	14.2
Information Technology	12.7	11.9
Consumer Staples	10.2	9.4
Industrials	9.5	10.5
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 93.4%		Stocks 94.6%
	Bonds 3.6%		Bonds 3.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
	Other Investments 0.0%†		Other Investments 0.1%
* Foreign investments	10.5%	** Foreign investments	12.2%
* Written options	(0.1)%	** Written options	(0.1)%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.2%
Gentex Corp.	492,457	$ 14,325,574
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	588,999	27,252,984
McDonald's Corp. (i)	621,000	62,559,540
Texas Roadhouse, Inc. Class A	550,397	14,310,322
Yum! Brands, Inc. (i)	391,100	31,757,320
		135,880,166
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	127,200	15,325,056
Media - 1.7%
Comcast Corp. Class A	1,607,743	86,303,644
Sinclair Broadcast Group, Inc. Class A	766,104	26,622,114
		112,925,758
Multiline Retail - 1.7%
Kohl's Corp.	702,275	36,995,847
Target Corp.	1,322,160	76,619,172
		113,615,019
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A (e)	381,419	16,496,372
Foot Locker, Inc.	344,485	17,472,279
PetSmart, Inc. (e)	162,600	9,723,480
Staples, Inc.	944,036	10,233,350
		53,925,481
TOTAL CONSUMER DISCRETIONARY		445,997,054
CONSUMER STAPLES - 10.1%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	419,800	31,132,368
PepsiCo, Inc.	290,057	25,913,692
The Coca-Cola Co.	1,877,541	79,532,637
		136,578,697
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	474,300	35,747,991
Wal-Mart Stores, Inc.	400,578	30,071,390
Walgreen Co.	426,007	31,579,899
		97,399,280
Food Products - 0.8%
B&G Foods, Inc. Class A	181,113	5,920,584
Kellogg Co.	737,857	48,477,205
		54,397,789
Household Products - 2.0%
Procter & Gamble Co.	1,677,919	131,867,654
Tobacco - 3.7%
Altria Group, Inc. (i)	1,774,896	74,439,138
British American Tobacco PLC sponsored ADR	258,117	30,736,572

	Shares	Value
Japan Tobacco, Inc.	98,500	$ 3,591,518
Lorillard, Inc.	1,165,715	71,073,644
Philip Morris International, Inc. (i)	413,484	34,860,836
Reynolds American, Inc.	557,300	33,633,055
		248,334,763
TOTAL CONSUMER STAPLES		668,578,183
ENERGY - 15.0%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	496,176	27,572,500
National Oilwell Varco, Inc.	363,706	29,951,189
Noble Corp.	796,165	26,719,297
Schlumberger Ltd.	312,302	36,836,021
		121,079,007
Oil, Gas & Consumable Fuels - 13.2%
Access Midstream Partners LP	232,400	14,769,020
Anadarko Petroleum Corp.	320,786	35,116,443
Apache Corp.	548,868	55,227,098
Cameco Corp. (e)	472,100	9,260,159
Canadian Natural Resources Ltd. (e)	921,500	42,342,107
Chevron Corp.	1,551,180	202,506,549
CONSOL Energy, Inc.	642,535	29,601,587
EV Energy Partners LP	600,024	23,772,951
Exxon Mobil Corp.	1,166,669	117,460,235
Foresight Energy LP	227,800	4,624,340
Gazprom OAO sponsored ADR (Reg. S)	349,500	3,045,893
Holly Energy Partners LP	302,944	10,418,244
HollyFrontier Corp.	152,485	6,662,070
Imperial Oil Ltd.	330,100	17,395,176
Legacy Reserves LP	303,301	9,475,123
Markwest Energy Partners LP	664,329	47,552,670
Occidental Petroleum Corp.	399,187	40,968,562
Royal Dutch Shell PLC Class A sponsored ADR	363,029	29,902,699
Scorpio Tankers, Inc.	327,173	3,327,349
Suncor Energy, Inc.	1,240,500	52,896,069
The Williams Companies, Inc.	1,783,249	103,802,924
Williams Partners LP	155,800	8,458,382
		868,585,650
TOTAL ENERGY		989,664,657
FINANCIALS - 23.2%
Banks - 9.5%
Bank of America Corp.	690,800	10,617,596
CIT Group, Inc. (i)	187,438	8,577,163
Citigroup, Inc.	878,900	41,396,190
Comerica, Inc.	268,748	13,480,400
FirstMerit Corp.	434,121	8,573,890
JPMorgan Chase & Co.	4,523,164	260,624,709
M&T Bank Corp.	497,591	61,726,164
PNC Financial Services Group, Inc.	182,500	16,251,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	1,042,321	$ 21,298,908
U.S. Bancorp	1,436,638	62,235,158
Valley National Bancorp (e)	583,100	5,778,521
Wells Fargo & Co.	2,236,486	117,549,704
		628,110,028
Capital Markets - 5.7%
Apollo Global Management LLC Class A	415,450	11,516,274
Apollo Investment Corp.	2,303,063	19,829,372
Ares Capital Corp.	834,895	14,911,225
Ares Management LP	294,400	5,646,592
Ashmore Group PLC	2,159,042	13,671,443
BlackRock, Inc. Class A (i)	95,157	30,412,177
Carlyle Group LP	364,900	12,392,004
Charles Schwab Corp.	505,969	13,625,745
Greenhill & Co., Inc.	141,703	6,978,873
Invesco Ltd.	357,900	13,510,725
KKR & Co. LP	4,306,421	104,775,223
Morgan Stanley, Inc.	973,375	31,469,214
State Street Corp.	397,902	26,762,889
The Blackstone Group LP	2,125,526	71,077,589
		376,579,345
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	241,617	30,579,048
TPG Specialty Lending, Inc.	321,000	7,007,430
		37,586,478
Insurance - 4.8%
ACE Ltd.	523,311	54,267,351
Allied World Assurance Co. Holdings Ltd.	87,900	3,341,958
Brasil Insurance Participacoes e Administracao SA	1,383,500	6,731,217
esure Group PLC	1,575,600	7,186,124
MetLife, Inc.	2,810,170	156,133,045
Prudential Financial, Inc. (i)	296,662	26,334,686
The Chubb Corp.	346,000	31,890,820
The Travelers Companies, Inc.	352,245	33,135,687
		319,020,888
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	1,122,548	26,278,849
Annaly Capital Management, Inc.	2,059,609	23,541,331
CBL & Associates Properties, Inc.	719,900	13,678,100
Coresite Realty Corp.	266,347	8,808,095
First Potomac Realty Trust	1,231,757	16,160,652
Home Properties, Inc.	397,272	25,409,517
Piedmont Office Realty Trust, Inc. Class A	405,824	7,686,307
Retail Properties America, Inc.	962,132	14,797,590

	Shares	Value
Two Harbors Investment Corp.	1,464,834	$ 15,351,460
Ventas, Inc.	109,690	7,031,129
		158,743,030
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	257,800	4,802,814
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	323,608	4,792,634
TOTAL FINANCIALS		1,529,635,217
HEALTH CARE - 7.9%
Biotechnology - 0.4%
Amgen, Inc.	207,300	24,538,101
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	234,700	16,968,810
Covidien PLC	185,800	16,755,444
Meridian Bioscience, Inc.	40,052	826,673
St. Jude Medical, Inc.	105,946	7,336,761
		41,887,688
Health Care Providers & Services - 0.9%
Aetna, Inc.	106,864	8,664,533
Quest Diagnostics, Inc.	259,082	15,205,523
UnitedHealth Group, Inc.	434,523	35,522,255
		59,392,311
Pharmaceuticals - 6.0%
AbbVie, Inc.	122,724	6,926,543
Astellas Pharma, Inc.	1,581,900	20,802,881
AstraZeneca PLC sponsored ADR	415,740	30,893,639
Johnson & Johnson	1,313,768	137,446,408
Merck & Co., Inc.	1,331,794	77,044,283
Pfizer, Inc.	2,236,912	66,391,548
Sanofi SA	186,368	19,808,971
Teva Pharmaceutical Industries Ltd. sponsored ADR (i)	711,422	37,292,741
		396,607,014
TOTAL HEALTH CARE		522,425,114
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
United Technologies Corp.	448,371	51,764,432
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc. (i)	535,028	34,129,436
PostNL NV (a)	1,952,500	9,223,776
United Parcel Service, Inc. Class B	1,009,137	103,598,004
		146,951,216
Airlines - 0.1%
Copa Holdings SA Class A	22,200	3,165,054
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	421,308	12,573,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	402,500	$ 12,827,675
Republic Services, Inc.	1,643,826	62,416,073
		87,817,000
Construction & Engineering - 0.0%
MasTec, Inc. (a)	75,385	2,323,366
Electrical Equipment - 0.5%
Eaton Corp. PLC	138,200	10,666,276
Emerson Electric Co.	197,603	13,112,935
Hubbell, Inc. Class B	88,382	10,884,243
		34,663,454
Industrial Conglomerates - 2.3%
General Electric Co.	5,880,476	154,538,909
Machinery - 0.8%
Cummins, Inc. (i)	129,100	19,918,839
Stanley Black & Decker, Inc. (i)	389,453	34,201,762
		54,120,601
Professional Services - 0.5%
Acacia Research Corp.	524,326	9,306,787
Bureau Veritas SA	221,800	6,156,217
Michael Page International PLC	1,887,699	13,923,921
		29,386,925
Road & Rail - 0.4%
Union Pacific Corp.	227,954	22,738,412
Trading Companies & Distributors - 0.1%
Now, Inc.	90,926	3,292,430
TOTAL INDUSTRIALS		590,761,799
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	6,584,831	163,633,050
QUALCOMM, Inc.	335,039	26,535,089
		190,168,139
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	1,321,000	9,681,699
TE Connectivity Ltd.	410,561	25,389,092
		35,070,791
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	620,600	21,801,678
IT Services - 3.4%
Accenture PLC Class A	209,971	16,974,056
IBM Corp.	631,823	114,530,555
Paychex, Inc.	1,966,369	81,722,296
Xerox Corp.	1,059,532	13,180,578
		226,407,485

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc. (i)	2,455,100	$ 55,362,505
Broadcom Corp. Class A (i)	1,854,260	68,830,131
		124,192,636
Software - 1.8%
CA Technologies, Inc.	585,917	16,839,255
Microsoft Corp. (i)	2,380,624	99,272,021
		116,111,276
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	271,957	25,272,964
EMC Corp.	558,764	14,717,844
First Data Holdings, Inc. Class B (h)(k)	6,341,091	25,364,364
		65,355,172
TOTAL INFORMATION TECHNOLOGY		779,107,177
MATERIALS - 1.4%
Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc.	169,700	6,453,705
RPM International, Inc.	374,252	17,282,957
Tronox Ltd. Class A	200,000	5,380,000
		29,116,662
Metals & Mining - 0.9%
Commercial Metals Co.	754,827	13,066,055
Freeport-McMoRan Copper & Gold, Inc.	1,197,478	43,707,947
Goldcorp, Inc.	35,300	985,178
SunCoke Energy Partners LP	98,489	2,974,368
		60,733,548
TOTAL MATERIALS		89,850,210
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,743,393	61,646,376
Verizon Communications, Inc.	2,367,344	115,834,142
Verizon Communications, Inc. CDI	335,115	16,420,635
		193,901,153
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	9,595,380	32,070,452
TOTAL TELECOMMUNICATION SERVICES		225,971,605
UTILITIES - 3.2%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	819,271	45,690,744
Exelon Corp.	423,400	15,445,632
Hawaiian Electric Industries, Inc. (e)	563,987	14,280,151
Pinnacle West Capital Corp.	108,900	6,298,776
PPL Corp. (i)	1,227,547	43,614,745
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Southern Co.	1,439,177	$ 65,309,852
Xcel Energy, Inc.	678,494	21,867,862
		212,507,762
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	30,500	1,022,055
TOTAL UTILITIES		213,529,817
TOTAL COMMON STOCKS (Cost $4,543,417,274)		6,055,520,833
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	35,200	3,705,856
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (a)	32,000	3,404,800
Crown Castle International Corp. Series A, 4.50%	113,000	11,445,770
Weyerhaeuser Co. Series A, 6.375%	111,500	6,348,531
		21,199,101
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	29,880	9,408,017
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	81,200	5,293,428
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	49,807	3,234,965
Series E, 5.599%	158,600	10,653,162
		13,888,127
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	138,300	7,901,079
Dominion Resources, Inc.:
6.375% (a)	132,000	6,946,500

	Shares	Value
Series A, 6.125%	85,500	$ 4,929,075
Series B, 6.00%	99,000	5,743,980
		25,520,634
TOTAL UTILITIES		39,408,761
TOTAL CONVERTIBLE PREFERRED STOCKS		79,015,163
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (f)	19,863	19,913,279
Series A, 8.50%	155,954	4,307,449
		24,220,728
TOTAL PREFERRED STOCKS (Cost $89,580,008)		103,235,891
Corporate Bonds - 3.6%
		Principal Amount (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 2,070,000	4,136,274
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	10,277,856
			14,414,130
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		2,600,000	2,705,625
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		2,472,825	2,258,594
TOTAL CONSUMER DISCRETIONARY			19,378,349
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,151,265
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	3,177,038
Chesapeake Energy Corp. 2.5% 5/15/37		9,290,000	9,947,732
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		3,600,000	3,548,880
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		4,000,000	4,234,400
Ship Finance International Ltd. 3.25% 2/1/18		7,260,000	8,207,430
			30,266,745
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		$ 6,190,000	$ 6,584,613
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		4,760,000	7,854,000
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	13,398,217
TOTAL FINANCIALS			27,836,830
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Gilead Sciences, Inc. 1.625% 5/1/16		630,000	2,295,776
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		3,510,000	6,118,632
Health Care Providers & Services - 0.5%
HealthSouth Corp. 2% 12/1/43		10,178,000	11,107,251
Molina Healthcare, Inc. 1.125% 1/15/20		4,080,000	5,097,450
WellPoint, Inc. 2.75% 10/15/42		13,310,000	20,430,850
			36,635,551
Pharmaceuticals - 0.2%
Theravance, Inc. 2.125% 1/15/23		7,290,000	10,515,825
TOTAL HEALTH CARE			55,565,784
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (f)		2,780,000	2,490,972
MasTec, Inc. 4.25% 12/15/14		2,080,000	4,173,000
			6,663,972
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		6,710,000	7,154,873
TOTAL INDUSTRIALS			13,818,845

		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16		$ 12,210,000	$ 13,477,398
Liberty Interactive LLC 0.75% 3/30/43		3,250,000	4,367,350
			17,844,748
Semiconductors & Semiconductor Equipment - 0.5%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		5,020,000	5,227,326
GT Advanced Technologies, Inc.:
3% 10/1/17		9,240,000	22,972,950
3% 12/15/20		1,890,000	3,305,232
			31,505,508
Software - 0.1%
TiVo, Inc. 4% 3/15/16 (f)		8,310,000	11,018,229
TOTAL INFORMATION TECHNOLOGY			60,368,485
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 1.25% 7/15/14		5,130,000	5,130,000
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)		6,400,000	7,576,000
TOTAL CONVERTIBLE BONDS			219,941,038
Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		2,585,000	2,681,938
8.75% 12/1/20		6,530,000	6,627,950
			9,309,888
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,775,000	3,850,500
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	2,940,000
			6,790,500
TOTAL NONCONVERTIBLE BONDS			16,100,388
TOTAL CORPORATE BONDS (Cost $196,529,630)			236,041,426
Preferred Securities - 0.0%
		Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,931,534)	EUR	2,560,000	$ 3,987,034
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	221,223,706	$ 221,223,706
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	46,989,775	46,989,775
TOTAL MONEY MARKET FUNDS (Cost $268,213,481)		268,213,481
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $5,101,671,927)		6,666,998,665
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(74,153,276)
NET ASSETS - 100%		$ 6,592,845,389
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Altria Group, Inc.	9/20/14 - $43.00	8,874	$ 480,161	$ (545,751)
Applied Materials, Inc.	7/19/14 - $23.00	4,910	201,315	(220,950)
BlackRock, Inc. Class A	10/18/14 - $320.00	476	412,873	(597,380)
Broadcom Corp. Class A	8/16/14 - $41.00	6,119	348,185	(131,558)
C.H. Robinson Worldwide, Inc.	7/19/14 - $62.50	1,766	107,653	(278,145)
CIT Group, Inc.	7/19/14 - $50.00	937	99,695	(7,496)
Cummins, Inc.	9/20/14 - $165.00	646	214,726	(122,740)
McDonald's Corp.	9/20/14 - $105.00	3,105	315,523	(254,610)
Microsoft Corp.	7/19/14 - $42.00	3,690	273,829	(149,445)
Philip Morris International, Inc.	7/19/14 - $90.00	2,067	110,437	(12,402)
PPL Corp.	7/19/14 - $34.00	6,138	147,309	(951,390)
Prudential Financial, Inc.	9/20/14 - $95.00	1,483	218,604	(150,525)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	1,900	286,134	(598,500)
Teva Pharmaceutical Industries Ltd. sponsored ADR	7/19/14 - $55.00	2,348	120,943	(34,046)
Yum! Brands, Inc.	7/19/14 - $82.50	1,291	95,909	(130,391)
TOTAL WRITTEN OPTIONS			$ 3,433,296	$ (4,185,329)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,383,191 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $250,280,242.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,492,234 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
First Data Holdings, Inc. Class B	6/26/14	$ 25,364,364
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,720
Fidelity Securities Lending Cash Central Fund	203,103
Total	$ 276,823
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 445,997,054	$ 430,671,998	$ -	$ 15,325,056
Consumer Staples	672,284,039	668,692,521	3,591,518	-
Energy	989,664,657	989,664,657	-	-
Financials	1,575,055,046	1,532,544,652	37,707,580	4,802,814
Health Care	531,833,131	491,221,279	40,611,852	-
Industrials	596,055,227	596,055,227	-	-
Information Technology	779,107,177	744,061,114	9,681,699	25,364,364
Materials	89,850,210	89,850,210	-	-
Telecommunication Services	225,971,605	193,901,153	32,070,452	-
Utilities	252,938,578	231,149,372	21,789,206	-
Corporate Bonds	236,041,426	5,130,000	230,911,426	-
Preferred Securities	3,987,034	-	3,987,034	-
Money Market Funds	268,213,481	268,213,481	-	-
Total Investments in Securities:	$ 6,666,998,665	$ 6,241,155,664	$ 380,350,767	$ 45,492,234
Derivative Instruments:
Liabilities
Written Options	$ (4,185,329)	$ (4,185,329)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (4,185,329)
Total Value of Derivatives	$ -	$ (4,185,329)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	3.6%
Canada	2.0%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,347,915) - See accompanying schedule: Unaffiliated issuers (cost $4,833,458,446)	$ 6,398,785,184
Fidelity Central Funds (cost $268,213,481)	268,213,481
Total Investments (cost $5,101,671,927)		$ 6,666,998,665
Cash		670,471
Receivable for investments sold		7,977,365
Receivable for fund shares sold		1,500,122
Dividends receivable		12,051,599
Interest receivable		1,799,517
Distributions receivable from Fidelity Central Funds		65,285
Other receivables		417,293
Total assets		6,691,480,317

Liabilities
Payable for investments purchased Regular delivery	$ 13,152,309
Delayed delivery	25,364,364
Payable for fund shares redeemed	5,145,114
Accrued management fee	2,461,532
Distribution and service plan fees payable	408,835
Written options, at value (premium received $3,433,296)	4,185,329
Other affiliated payables	484,359
Other payables and accrued expenses	443,311
Collateral on securities loaned, at value	46,989,775
Total liabilities		98,634,928

Net Assets		$ 6,592,845,389
Net Assets consist of:
Paid in capital		$ 4,622,203,835
Undistributed net investment income		104,213,595
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,811,675
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,564,616,284
Net Assets		$ 6,592,845,389

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,996,200,038 ÷ 159,646,519 shares)	$ 25.03

Service Class: Net Asset Value, offering price and redemption price per share ($400,886,523 ÷ 16,084,395 shares)	$ 24.92

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,796,598,803 ÷ 73,159,936 shares)	$ 24.56

Service Class 2R: Net Asset Value, offering price and redemption price per share ($14,138,155 ÷ 579,329 shares)	$ 24.40

Investor Class: Net Asset Value, offering price and redemption price per share ($385,021,870 ÷ 15,440,845 shares)	$ 24.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 97,719,645
Special dividends		22,197,225
Interest		3,684,328
Income from Fidelity Central Funds		276,823
Total income		123,878,021

Expenses
Management fee	$ 14,329,873
Transfer agent fees	2,218,402
Distribution and service plan fees	2,385,787
Accounting and security lending fees	570,300
Custodian fees and expenses	67,001
Independent trustees' compensation	13,086
Appreciation in deferred trustee compensation account	156
Audit	47,756
Legal	8,341
Miscellaneous	29,680
Total expenses before reductions	19,670,382
Expense reductions	(77,956)	19,592,426
Net investment income (loss)		104,285,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	332,007,113
Foreign currency transactions	18,046
Written options	3,686,555
Total net realized gain (loss)		335,711,714
Change in net unrealized appreciation (depreciation) on: Investment securities	38,980,720
Assets and liabilities in foreign currencies	(34,261)
Written options	2,517,579
Total change in net unrealized appreciation (depreciation)		41,464,038
Net gain (loss)		377,175,752
Net increase (decrease) in net assets resulting from operations		$ 481,461,347

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,285,595	$ 144,508,656
Net realized gain (loss)	335,711,714	426,826,124
Change in net unrealized appreciation (depreciation)	41,464,038	930,403,753
Net increase (decrease) in net assets resulting from operations	481,461,347	1,501,738,533
Distributions to shareholders from net investment income	-	(147,533,373)
Distributions to shareholders from net realized gain	(22,861,605)	(403,959,921)
Total distributions	(22,861,605)	(551,493,294)
Share transactions - net increase (decrease)	(324,269,241)	(90,118,096)
Redemption fees	3,177	144
Total increase (decrease) in net assets	134,333,678	860,127,287

Net Assets
Beginning of period	6,458,511,711	5,598,384,424
End of period (including undistributed net investment income of $104,213,595 and distributions in excess of net investment income of $72,000, respectively)	$ 6,592,845,389	$ 6,458,511,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.29	$ 19.94	$ 18.69	$ 19.02	$ 16.81	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.40 H	.56	.59	.48	.30	.33
Net realized and unrealized gain (loss)	1.42	4.96	2.59	(.31)	2.24	3.64
Total from investment operations	1.82	5.52	3.18	.17	2.54	3.97
Distributions from net investment income	-	(.60)	(.63) I	(.50)	(.33)	(.34)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.17)	(1.93)	(.50)	(.33)	(.34)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 25.03	$ 23.29	$ 19.94	$ 18.69	$ 19.02	$ 16.81
Total Return B, C, D	7.87%	28.15%	17.31%	.97%	15.15%	30.21%
Ratios to Average Net Assets F, J
Expenses before reductions	.54%A	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54%A	.54%	.55%	.55%	.55%	.58%
Expenses net of all reductions	.54%A	.54%	.54%	.54%	.55%	.58%
Net investment income (loss)	3.36% A,H	2.43%	2.94%	2.48%	1.71%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,996,200	$ 3,947,728	$ 3,461,083	$ 3,345,762	$ 3,798,310	$ 3,771,733
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 19.87	$ 18.63	$ 18.96	$ 16.75	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.38 H	.53	.57	.46	.28	.31
Net realized and unrealized gain (loss)	1.42	4.94	2.57	(.31)	2.24	3.63
Total from investment operations	1.80	5.47	3.14	.15	2.52	3.94
Distributions from net investment income	-	(.57)	(.60) I	(.48)	(.31)	(.33)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.14)	(1.90)	(.48)	(.31)	(.33)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.92	$ 23.20	$ 19.87	$ 18.63	$ 18.96	$ 16.75
Total Return B, C, D	7.81%	28.01%	17.19%	.86%	15.09%	30.03%
Ratios to Average Net Assets F, J
Expenses before reductions	.64% A	.65%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.64% A	.64%	.65%	.66%	.65%	.68%
Expenses net of all reductions	.64% A	.64%	.64%	.64%	.65%	.68%
Net investment income (loss)	3.26% A,H	2.33%	2.84%	2.38%	1.61%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,887	$ 391,896	$ 350,493	$ 347,999	$ 414,431	$ 430,383
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.56%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.88	$ 19.62	$ 18.41	$ 18.75	$ 16.57	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.36 H	.49	.53	.42	.25	.29
Net realized and unrealized gain (loss)	1.40	4.88	2.55	(.31)	2.21	3.58
Total from investment operations	1.76	5.37	3.08	.11	2.46	3.87
Distributions from net investment income	-	(.54)	(.57) I	(.45)	(.28)	(.30)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.11)	(1.87)	(.45)	(.28)	(.30)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.56	$ 22.88	$ 19.62	$ 18.41	$ 18.75	$ 16.57
Total Return B, C, D	7.75%	27.83%	17.05%	.66%	14.92%	29.88%
Ratios to Average Net Assets F, J
Expenses before reductions	.79% A	.80%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.79%	.80%	.81%	.80%	.83%
Expenses net of all reductions	.79%A	.79%	.79%	.80%	.80%	.83%
Net investment income (loss)	3.11% A,H	2.18%	2.69%	2.23%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,796,599	$ 1,755,769	$ 1,560,856	$ 1,457,230	$ 1,619,356	$ 1,558,421
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.41%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 19.53	$ 18.34	$ 18.66	$ 16.49	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.36 H	.49	.53	.42	.25	.28
Net realized and unrealized gain (loss)	1.38	4.84	2.54	(.30)	2.20	3.58
Total from investment operations	1.74	5.33	3.07	.12	2.45	3.86
Distributions from net investment income	-	(.55)	(.58) I	(.44)	(.28)	(.30)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.12)	(1.88)	(.44)	(.28)	(.30)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.40	$ 22.74	$ 19.53	$ 18.34	$ 18.66	$ 16.49
Total Return B, C, D	7.71%	27.79%	17.05%	.70%	14.90%	29.95%
Ratios to Average Net Assets F, J
Expenses before reductions	.79% A	.79%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.79%	.80%	.80%	.80%	.83%
Expenses net of all reductions	.79% A	.79%	.79%	.79%	.80%	.83%
Net investment income (loss)	3.11% A,H	2.19%	2.69%	2.23%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,138	$ 11,980	$ 5,640	$ 3,956	$ 5,405	$ 5,259
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.41%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.21	$ 19.89	$ 18.64	$ 18.97	$ 16.77	$ 13.15
Income from Investment Operations
Net investment income (loss) E	.39 H	.54	.57	.46	.28	.31
Net realized and unrealized gain (loss)	1.42	4.93	2.59	(.31)	2.23	3.64
Total from investment operations	1.81	5.47	3.16	.15	2.51	3.95
Distributions from net investment income	-	(.58)	(.61) I	(.48)	(.31)	(.33)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.15)	(1.91)	(.48)	(.31)	(.33)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.94	$ 23.21	$ 19.89	$ 18.64	$ 18.97	$ 16.77
Total Return B, C, D	7.85%	27.99%	17.27%	.89%	15.04%	30.09%
Ratios to Average Net Assets F, J
Expenses before reductions	.62% A	.63%	.64%	.64%	.65%	.68%
Expenses net of fee waivers, if any	.62% A	.62%	.64%	.64%	.64%	.68%
Expenses net of all reductions	.62% A	.62%	.63%	.63%	.64%	.68%
Net investment income (loss)	3.28% A,H	2.35%	2.85%	2.39%	1.62%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,022	$ 351,139	$ 220,311	$ 178,499	$ 165,946	$ 147,358
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.58%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Equity-Income PortfolioSM (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,748,707,742
Gross unrealized depreciation	(186,062,280)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,562,645,462

Tax cost	$ 5,104,353,203

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $3,686,555 and a change in net unrealized appreciation (depreciation) of $2,517,579 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	31,690	$ 1,867,358
Options Opened	129,753	9,850,465
Options Exercised	(44,843)	(3,667,899)
Options Closed	(36,287)	(2,267,315)
Options Expired	(34,563)	(2,349,313)
Outstanding at end of period	45,750	$ 3,433,296

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,203,902,918 and $1,488,862,918, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 193,027
Service Class 2	2,176,525
Service Class 2R	16,235
$ 2,385,787

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,261,594
Service Class	125,924
Service Class 2	569,105
Service Class 2R	4,211
Investor Class	257,568
$ 2,218,402

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,795 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $240,540. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $203,103, including $413 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $77,950 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 92,568,520
Service Class	-	8,840,014
Service Class 2	-	37,705,026
Service Class 2R	-	258,073
Investor Class	-	8,161,740
Total	$ -	$ 147,533,373
From net realized gain
Initial Class	$ 13,890,337	$ 245,504,561
Service Class	1,381,568	24,485,710
Service Class 2	6,319,415	111,276,322
Service Class 2R	44,475	724,327
Investor Class	1,225,810	21,969,001
Total	$ 22,861,605	$ 403,959,921

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	2,016,326	5,939,757	$ 47,366,252	$ 136,791,018
Reinvestment of distributions	617,623	15,117,940	13,890,337	338,073,081
Shares redeemed	(12,485,353)	(25,104,941)	(292,066,622)	(577,075,155)
Net increase (decrease)	(9,851,404)	(4,047,244)	$ (230,810,033)	$ (102,211,056)
Service Class
Shares sold	335,848	522,521	$ 7,964,184	$ 11,868,622
Reinvestment of distributions	61,677	1,495,670	1,381,568	33,325,724
Shares redeemed	(1,203,357)	(2,763,995)	(28,165,433)	(62,879,133)
Net increase (decrease)	(805,832)	(745,804)	$ (18,819,681)	$ (17,684,787)
Service Class 2
Shares sold	2,382,698	5,862,575	$ 55,158,163	$ 132,392,944
Reinvestment of distributions	286,076	6,780,471	6,319,415	148,981,348
Shares redeemed	(6,248,901)	(15,448,401)	(145,105,211)	(348,570,665)
Net increase (decrease)	(3,580,127)	(2,805,355)	$ (83,627,633)	$ (67,196,373)
Service Class 2R
Shares sold	90,479	253,817	$ 2,071,086	$ 5,683,428
Reinvestment of distributions	2,026	44,961	44,475	982,400
Shares redeemed	(40,049)	(60,780)	(937,155)	(1,351,791)
Net increase (decrease)	52,456	237,998	$ 1,178,406	$ 5,314,037
Investor Class
Shares sold	1,174,683	3,800,857	$ 27,838,855	$ 86,969,508
Reinvestment of distributions	54,699	1,351,634	1,225,810	30,130,741
Shares redeemed	(916,798)	(1,103,166)	(21,254,965)	(25,440,166)
Net increase (decrease)	312,584	4,049,325	$ 7,809,700	$ 91,660,083

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0814
1.705693.116

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.54%
Actual		$ 1,000.00	$ 1,078.70	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71
Service Class	.64%
Actual		$ 1,000.00	$ 1,078.10	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class 2.79%
Actual		$ 1,000.00	$ 1,077.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R	.79%
Actual		$ 1,000.00	$ 1,077.10	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Investor Class	.62%
Actual		$ 1,000.00	$ 1,078.50	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	4.1
Chevron Corp.	3.1	3.0
Cisco Systems, Inc.	2.5	2.3
MetLife, Inc.	2.4	2.4
General Electric Co.	2.3	2.7
Johnson & Johnson	2.1	1.9
Procter & Gamble Co.	2.0	2.1
Wells Fargo & Co.	1.8	3.1
Exxon Mobil Corp.	1.8	2.6
Verizon Communications, Inc.	1.8	1.4
	23.8
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	22.2
Energy	15.5	14.2
Information Technology	12.7	11.9
Consumer Staples	10.2	9.4
Industrials	9.5	10.5
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 93.4%		Stocks 94.6%
	Bonds 3.6%		Bonds 3.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
	Other Investments 0.0%†		Other Investments 0.1%
* Foreign investments	10.5%	** Foreign investments	12.2%
* Written options	(0.1)%	** Written options	(0.1)%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.2%
Gentex Corp.	492,457	$ 14,325,574
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	588,999	27,252,984
McDonald's Corp. (i)	621,000	62,559,540
Texas Roadhouse, Inc. Class A	550,397	14,310,322
Yum! Brands, Inc. (i)	391,100	31,757,320
		135,880,166
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	127,200	15,325,056
Media - 1.7%
Comcast Corp. Class A	1,607,743	86,303,644
Sinclair Broadcast Group, Inc. Class A	766,104	26,622,114
		112,925,758
Multiline Retail - 1.7%
Kohl's Corp.	702,275	36,995,847
Target Corp.	1,322,160	76,619,172
		113,615,019
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A (e)	381,419	16,496,372
Foot Locker, Inc.	344,485	17,472,279
PetSmart, Inc. (e)	162,600	9,723,480
Staples, Inc.	944,036	10,233,350
		53,925,481
TOTAL CONSUMER DISCRETIONARY		445,997,054
CONSUMER STAPLES - 10.1%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	419,800	31,132,368
PepsiCo, Inc.	290,057	25,913,692
The Coca-Cola Co.	1,877,541	79,532,637
		136,578,697
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	474,300	35,747,991
Wal-Mart Stores, Inc.	400,578	30,071,390
Walgreen Co.	426,007	31,579,899
		97,399,280
Food Products - 0.8%
B&G Foods, Inc. Class A	181,113	5,920,584
Kellogg Co.	737,857	48,477,205
		54,397,789
Household Products - 2.0%
Procter & Gamble Co.	1,677,919	131,867,654
Tobacco - 3.7%
Altria Group, Inc. (i)	1,774,896	74,439,138
British American Tobacco PLC sponsored ADR	258,117	30,736,572

	Shares	Value
Japan Tobacco, Inc.	98,500	$ 3,591,518
Lorillard, Inc.	1,165,715	71,073,644
Philip Morris International, Inc. (i)	413,484	34,860,836
Reynolds American, Inc.	557,300	33,633,055
		248,334,763
TOTAL CONSUMER STAPLES		668,578,183
ENERGY - 15.0%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	496,176	27,572,500
National Oilwell Varco, Inc.	363,706	29,951,189
Noble Corp.	796,165	26,719,297
Schlumberger Ltd.	312,302	36,836,021
		121,079,007
Oil, Gas & Consumable Fuels - 13.2%
Access Midstream Partners LP	232,400	14,769,020
Anadarko Petroleum Corp.	320,786	35,116,443
Apache Corp.	548,868	55,227,098
Cameco Corp. (e)	472,100	9,260,159
Canadian Natural Resources Ltd. (e)	921,500	42,342,107
Chevron Corp.	1,551,180	202,506,549
CONSOL Energy, Inc.	642,535	29,601,587
EV Energy Partners LP	600,024	23,772,951
Exxon Mobil Corp.	1,166,669	117,460,235
Foresight Energy LP	227,800	4,624,340
Gazprom OAO sponsored ADR (Reg. S)	349,500	3,045,893
Holly Energy Partners LP	302,944	10,418,244
HollyFrontier Corp.	152,485	6,662,070
Imperial Oil Ltd.	330,100	17,395,176
Legacy Reserves LP	303,301	9,475,123
Markwest Energy Partners LP	664,329	47,552,670
Occidental Petroleum Corp.	399,187	40,968,562
Royal Dutch Shell PLC Class A sponsored ADR	363,029	29,902,699
Scorpio Tankers, Inc.	327,173	3,327,349
Suncor Energy, Inc.	1,240,500	52,896,069
The Williams Companies, Inc.	1,783,249	103,802,924
Williams Partners LP	155,800	8,458,382
		868,585,650
TOTAL ENERGY		989,664,657
FINANCIALS - 23.2%
Banks - 9.5%
Bank of America Corp.	690,800	10,617,596
CIT Group, Inc. (i)	187,438	8,577,163
Citigroup, Inc.	878,900	41,396,190
Comerica, Inc.	268,748	13,480,400
FirstMerit Corp.	434,121	8,573,890
JPMorgan Chase & Co.	4,523,164	260,624,709
M&T Bank Corp.	497,591	61,726,164
PNC Financial Services Group, Inc.	182,500	16,251,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Standard Chartered PLC (United Kingdom)	1,042,321	$ 21,298,908
U.S. Bancorp	1,436,638	62,235,158
Valley National Bancorp (e)	583,100	5,778,521
Wells Fargo & Co.	2,236,486	117,549,704
		628,110,028
Capital Markets - 5.7%
Apollo Global Management LLC Class A	415,450	11,516,274
Apollo Investment Corp.	2,303,063	19,829,372
Ares Capital Corp.	834,895	14,911,225
Ares Management LP	294,400	5,646,592
Ashmore Group PLC	2,159,042	13,671,443
BlackRock, Inc. Class A (i)	95,157	30,412,177
Carlyle Group LP	364,900	12,392,004
Charles Schwab Corp.	505,969	13,625,745
Greenhill & Co., Inc.	141,703	6,978,873
Invesco Ltd.	357,900	13,510,725
KKR & Co. LP	4,306,421	104,775,223
Morgan Stanley, Inc.	973,375	31,469,214
State Street Corp.	397,902	26,762,889
The Blackstone Group LP	2,125,526	71,077,589
		376,579,345
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	241,617	30,579,048
TPG Specialty Lending, Inc.	321,000	7,007,430
		37,586,478
Insurance - 4.8%
ACE Ltd.	523,311	54,267,351
Allied World Assurance Co. Holdings Ltd.	87,900	3,341,958
Brasil Insurance Participacoes e Administracao SA	1,383,500	6,731,217
esure Group PLC	1,575,600	7,186,124
MetLife, Inc.	2,810,170	156,133,045
Prudential Financial, Inc. (i)	296,662	26,334,686
The Chubb Corp.	346,000	31,890,820
The Travelers Companies, Inc.	352,245	33,135,687
		319,020,888
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	1,122,548	26,278,849
Annaly Capital Management, Inc.	2,059,609	23,541,331
CBL & Associates Properties, Inc.	719,900	13,678,100
Coresite Realty Corp.	266,347	8,808,095
First Potomac Realty Trust	1,231,757	16,160,652
Home Properties, Inc.	397,272	25,409,517
Piedmont Office Realty Trust, Inc. Class A	405,824	7,686,307
Retail Properties America, Inc.	962,132	14,797,590

	Shares	Value
Two Harbors Investment Corp.	1,464,834	$ 15,351,460
Ventas, Inc.	109,690	7,031,129
		158,743,030
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	257,800	4,802,814
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	323,608	4,792,634
TOTAL FINANCIALS		1,529,635,217
HEALTH CARE - 7.9%
Biotechnology - 0.4%
Amgen, Inc.	207,300	24,538,101
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	234,700	16,968,810
Covidien PLC	185,800	16,755,444
Meridian Bioscience, Inc.	40,052	826,673
St. Jude Medical, Inc.	105,946	7,336,761
		41,887,688
Health Care Providers & Services - 0.9%
Aetna, Inc.	106,864	8,664,533
Quest Diagnostics, Inc.	259,082	15,205,523
UnitedHealth Group, Inc.	434,523	35,522,255
		59,392,311
Pharmaceuticals - 6.0%
AbbVie, Inc.	122,724	6,926,543
Astellas Pharma, Inc.	1,581,900	20,802,881
AstraZeneca PLC sponsored ADR	415,740	30,893,639
Johnson & Johnson	1,313,768	137,446,408
Merck & Co., Inc.	1,331,794	77,044,283
Pfizer, Inc.	2,236,912	66,391,548
Sanofi SA	186,368	19,808,971
Teva Pharmaceutical Industries Ltd. sponsored ADR (i)	711,422	37,292,741
		396,607,014
TOTAL HEALTH CARE		522,425,114
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
United Technologies Corp.	448,371	51,764,432
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc. (i)	535,028	34,129,436
PostNL NV (a)	1,952,500	9,223,776
United Parcel Service, Inc. Class B	1,009,137	103,598,004
		146,951,216
Airlines - 0.1%
Copa Holdings SA Class A	22,200	3,165,054
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	421,308	12,573,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	402,500	$ 12,827,675
Republic Services, Inc.	1,643,826	62,416,073
		87,817,000
Construction & Engineering - 0.0%
MasTec, Inc. (a)	75,385	2,323,366
Electrical Equipment - 0.5%
Eaton Corp. PLC	138,200	10,666,276
Emerson Electric Co.	197,603	13,112,935
Hubbell, Inc. Class B	88,382	10,884,243
		34,663,454
Industrial Conglomerates - 2.3%
General Electric Co.	5,880,476	154,538,909
Machinery - 0.8%
Cummins, Inc. (i)	129,100	19,918,839
Stanley Black & Decker, Inc. (i)	389,453	34,201,762
		54,120,601
Professional Services - 0.5%
Acacia Research Corp.	524,326	9,306,787
Bureau Veritas SA	221,800	6,156,217
Michael Page International PLC	1,887,699	13,923,921
		29,386,925
Road & Rail - 0.4%
Union Pacific Corp.	227,954	22,738,412
Trading Companies & Distributors - 0.1%
Now, Inc.	90,926	3,292,430
TOTAL INDUSTRIALS		590,761,799
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	6,584,831	163,633,050
QUALCOMM, Inc.	335,039	26,535,089
		190,168,139
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	1,321,000	9,681,699
TE Connectivity Ltd.	410,561	25,389,092
		35,070,791
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	620,600	21,801,678
IT Services - 3.4%
Accenture PLC Class A	209,971	16,974,056
IBM Corp.	631,823	114,530,555
Paychex, Inc.	1,966,369	81,722,296
Xerox Corp.	1,059,532	13,180,578
		226,407,485

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc. (i)	2,455,100	$ 55,362,505
Broadcom Corp. Class A (i)	1,854,260	68,830,131
		124,192,636
Software - 1.8%
CA Technologies, Inc.	585,917	16,839,255
Microsoft Corp. (i)	2,380,624	99,272,021
		116,111,276
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	271,957	25,272,964
EMC Corp.	558,764	14,717,844
First Data Holdings, Inc. Class B (h)(k)	6,341,091	25,364,364
		65,355,172
TOTAL INFORMATION TECHNOLOGY		779,107,177
MATERIALS - 1.4%
Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc.	169,700	6,453,705
RPM International, Inc.	374,252	17,282,957
Tronox Ltd. Class A	200,000	5,380,000
		29,116,662
Metals & Mining - 0.9%
Commercial Metals Co.	754,827	13,066,055
Freeport-McMoRan Copper & Gold, Inc.	1,197,478	43,707,947
Goldcorp, Inc.	35,300	985,178
SunCoke Energy Partners LP	98,489	2,974,368
		60,733,548
TOTAL MATERIALS		89,850,210
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,743,393	61,646,376
Verizon Communications, Inc.	2,367,344	115,834,142
Verizon Communications, Inc. CDI	335,115	16,420,635
		193,901,153
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	9,595,380	32,070,452
TOTAL TELECOMMUNICATION SERVICES		225,971,605
UTILITIES - 3.2%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	819,271	45,690,744
Exelon Corp.	423,400	15,445,632
Hawaiian Electric Industries, Inc. (e)	563,987	14,280,151
Pinnacle West Capital Corp.	108,900	6,298,776
PPL Corp. (i)	1,227,547	43,614,745
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Southern Co.	1,439,177	$ 65,309,852
Xcel Energy, Inc.	678,494	21,867,862
		212,507,762
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	30,500	1,022,055
TOTAL UTILITIES		213,529,817
TOTAL COMMON STOCKS (Cost $4,543,417,274)		6,055,520,833
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	35,200	3,705,856
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25% (a)	32,000	3,404,800
Crown Castle International Corp. Series A, 4.50%	113,000	11,445,770
Weyerhaeuser Co. Series A, 6.375%	111,500	6,348,531
		21,199,101
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	29,880	9,408,017
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	81,200	5,293,428
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	49,807	3,234,965
Series E, 5.599%	158,600	10,653,162
		13,888,127
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	138,300	7,901,079
Dominion Resources, Inc.:
6.375% (a)	132,000	6,946,500

	Shares	Value
Series A, 6.125%	85,500	$ 4,929,075
Series B, 6.00%	99,000	5,743,980
		25,520,634
TOTAL UTILITIES		39,408,761
TOTAL CONVERTIBLE PREFERRED STOCKS		79,015,163
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (f)	19,863	19,913,279
Series A, 8.50%	155,954	4,307,449
		24,220,728
TOTAL PREFERRED STOCKS (Cost $89,580,008)		103,235,891
Corporate Bonds - 3.6%
		Principal Amount (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 2,070,000	4,136,274
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	10,277,856
			14,414,130
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		2,600,000	2,705,625
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		2,472,825	2,258,594
TOTAL CONSUMER DISCRETIONARY			19,378,349
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,151,265
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	3,177,038
Chesapeake Energy Corp. 2.5% 5/15/37		9,290,000	9,947,732
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		3,600,000	3,548,880
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		4,000,000	4,234,400
Ship Finance International Ltd. 3.25% 2/1/18		7,260,000	8,207,430
			30,266,745
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		$ 6,190,000	$ 6,584,613
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		4,760,000	7,854,000
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	13,398,217
TOTAL FINANCIALS			27,836,830
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Gilead Sciences, Inc. 1.625% 5/1/16		630,000	2,295,776
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		3,510,000	6,118,632
Health Care Providers & Services - 0.5%
HealthSouth Corp. 2% 12/1/43		10,178,000	11,107,251
Molina Healthcare, Inc. 1.125% 1/15/20		4,080,000	5,097,450
WellPoint, Inc. 2.75% 10/15/42		13,310,000	20,430,850
			36,635,551
Pharmaceuticals - 0.2%
Theravance, Inc. 2.125% 1/15/23		7,290,000	10,515,825
TOTAL HEALTH CARE			55,565,784
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (f)		2,780,000	2,490,972
MasTec, Inc. 4.25% 12/15/14		2,080,000	4,173,000
			6,663,972
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		6,710,000	7,154,873
TOTAL INDUSTRIALS			13,818,845

		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16		$ 12,210,000	$ 13,477,398
Liberty Interactive LLC 0.75% 3/30/43		3,250,000	4,367,350
			17,844,748
Semiconductors & Semiconductor Equipment - 0.5%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		5,020,000	5,227,326
GT Advanced Technologies, Inc.:
3% 10/1/17		9,240,000	22,972,950
3% 12/15/20		1,890,000	3,305,232
			31,505,508
Software - 0.1%
TiVo, Inc. 4% 3/15/16 (f)		8,310,000	11,018,229
TOTAL INFORMATION TECHNOLOGY			60,368,485
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 1.25% 7/15/14		5,130,000	5,130,000
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)		6,400,000	7,576,000
TOTAL CONVERTIBLE BONDS			219,941,038
Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		2,585,000	2,681,938
8.75% 12/1/20		6,530,000	6,627,950
			9,309,888
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,775,000	3,850,500
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	2,940,000
			6,790,500
TOTAL NONCONVERTIBLE BONDS			16,100,388
TOTAL CORPORATE BONDS (Cost $196,529,630)			236,041,426
Preferred Securities - 0.0%
		Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,931,534)	EUR	2,560,000	$ 3,987,034
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	221,223,706	$ 221,223,706
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	46,989,775	46,989,775
TOTAL MONEY MARKET FUNDS (Cost $268,213,481)		268,213,481
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $5,101,671,927)		6,666,998,665
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(74,153,276)
NET ASSETS - 100%		$ 6,592,845,389
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Altria Group, Inc.	9/20/14 - $43.00	8,874	$ 480,161	$ (545,751)
Applied Materials, Inc.	7/19/14 - $23.00	4,910	201,315	(220,950)
BlackRock, Inc. Class A	10/18/14 - $320.00	476	412,873	(597,380)
Broadcom Corp. Class A	8/16/14 - $41.00	6,119	348,185	(131,558)
C.H. Robinson Worldwide, Inc.	7/19/14 - $62.50	1,766	107,653	(278,145)
CIT Group, Inc.	7/19/14 - $50.00	937	99,695	(7,496)
Cummins, Inc.	9/20/14 - $165.00	646	214,726	(122,740)
McDonald's Corp.	9/20/14 - $105.00	3,105	315,523	(254,610)
Microsoft Corp.	7/19/14 - $42.00	3,690	273,829	(149,445)
Philip Morris International, Inc.	7/19/14 - $90.00	2,067	110,437	(12,402)
PPL Corp.	7/19/14 - $34.00	6,138	147,309	(951,390)
Prudential Financial, Inc.	9/20/14 - $95.00	1,483	218,604	(150,525)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	1,900	286,134	(598,500)
Teva Pharmaceutical Industries Ltd. sponsored ADR	7/19/14 - $55.00	2,348	120,943	(34,046)
Yum! Brands, Inc.	7/19/14 - $82.50	1,291	95,909	(130,391)
TOTAL WRITTEN OPTIONS			$ 3,433,296	$ (4,185,329)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,383,191 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $250,280,242.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,492,234 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
First Data Holdings, Inc. Class B	6/26/14	$ 25,364,364
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,720
Fidelity Securities Lending Cash Central Fund	203,103
Total	$ 276,823
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 445,997,054	$ 430,671,998	$ -	$ 15,325,056
Consumer Staples	672,284,039	668,692,521	3,591,518	-
Energy	989,664,657	989,664,657	-	-
Financials	1,575,055,046	1,532,544,652	37,707,580	4,802,814
Health Care	531,833,131	491,221,279	40,611,852	-
Industrials	596,055,227	596,055,227	-	-
Information Technology	779,107,177	744,061,114	9,681,699	25,364,364
Materials	89,850,210	89,850,210	-	-
Telecommunication Services	225,971,605	193,901,153	32,070,452	-
Utilities	252,938,578	231,149,372	21,789,206	-
Corporate Bonds	236,041,426	5,130,000	230,911,426	-
Preferred Securities	3,987,034	-	3,987,034	-
Money Market Funds	268,213,481	268,213,481	-	-
Total Investments in Securities:	$ 6,666,998,665	$ 6,241,155,664	$ 380,350,767	$ 45,492,234
Derivative Instruments:
Liabilities
Written Options	$ (4,185,329)	$ (4,185,329)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (4,185,329)
Total Value of Derivatives	$ -	$ (4,185,329)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	3.6%
Canada	2.0%
Switzerland	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,347,915) - See accompanying schedule: Unaffiliated issuers (cost $4,833,458,446)	$ 6,398,785,184
Fidelity Central Funds (cost $268,213,481)	268,213,481
Total Investments (cost $5,101,671,927)		$ 6,666,998,665
Cash		670,471
Receivable for investments sold		7,977,365
Receivable for fund shares sold		1,500,122
Dividends receivable		12,051,599
Interest receivable		1,799,517
Distributions receivable from Fidelity Central Funds		65,285
Other receivables		417,293
Total assets		6,691,480,317

Liabilities
Payable for investments purchased Regular delivery	$ 13,152,309
Delayed delivery	25,364,364
Payable for fund shares redeemed	5,145,114
Accrued management fee	2,461,532
Distribution and service plan fees payable	408,835
Written options, at value (premium received $3,433,296)	4,185,329
Other affiliated payables	484,359
Other payables and accrued expenses	443,311
Collateral on securities loaned, at value	46,989,775
Total liabilities		98,634,928

Net Assets		$ 6,592,845,389
Net Assets consist of:
Paid in capital		$ 4,622,203,835
Undistributed net investment income		104,213,595
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,811,675
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,564,616,284
Net Assets		$ 6,592,845,389

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,996,200,038 ÷ 159,646,519 shares)	$ 25.03

Service Class: Net Asset Value, offering price and redemption price per share ($400,886,523 ÷ 16,084,395 shares)	$ 24.92

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,796,598,803 ÷ 73,159,936 shares)	$ 24.56

Service Class 2R: Net Asset Value, offering price and redemption price per share ($14,138,155 ÷ 579,329 shares)	$ 24.40

Investor Class: Net Asset Value, offering price and redemption price per share ($385,021,870 ÷ 15,440,845 shares)	$ 24.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 97,719,645
Special dividends		22,197,225
Interest		3,684,328
Income from Fidelity Central Funds		276,823
Total income		123,878,021

Expenses
Management fee	$ 14,329,873
Transfer agent fees	2,218,402
Distribution and service plan fees	2,385,787
Accounting and security lending fees	570,300
Custodian fees and expenses	67,001
Independent trustees' compensation	13,086
Appreciation in deferred trustee compensation account	156
Audit	47,756
Legal	8,341
Miscellaneous	29,680
Total expenses before reductions	19,670,382
Expense reductions	(77,956)	19,592,426
Net investment income (loss)		104,285,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	332,007,113
Foreign currency transactions	18,046
Written options	3,686,555
Total net realized gain (loss)		335,711,714
Change in net unrealized appreciation (depreciation) on: Investment securities	38,980,720
Assets and liabilities in foreign currencies	(34,261)
Written options	2,517,579
Total change in net unrealized appreciation (depreciation)		41,464,038
Net gain (loss)		377,175,752
Net increase (decrease) in net assets resulting from operations		$ 481,461,347

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,285,595	$ 144,508,656
Net realized gain (loss)	335,711,714	426,826,124
Change in net unrealized appreciation (depreciation)	41,464,038	930,403,753
Net increase (decrease) in net assets resulting from operations	481,461,347	1,501,738,533
Distributions to shareholders from net investment income	-	(147,533,373)
Distributions to shareholders from net realized gain	(22,861,605)	(403,959,921)
Total distributions	(22,861,605)	(551,493,294)
Share transactions - net increase (decrease)	(324,269,241)	(90,118,096)
Redemption fees	3,177	144
Total increase (decrease) in net assets	134,333,678	860,127,287

Net Assets
Beginning of period	6,458,511,711	5,598,384,424
End of period (including undistributed net investment income of $104,213,595 and distributions in excess of net investment income of $72,000, respectively)	$ 6,592,845,389	$ 6,458,511,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.29	$ 19.94	$ 18.69	$ 19.02	$ 16.81	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.40 H	.56	.59	.48	.30	.33
Net realized and unrealized gain (loss)	1.42	4.96	2.59	(.31)	2.24	3.64
Total from investment operations	1.82	5.52	3.18	.17	2.54	3.97
Distributions from net investment income	-	(.60)	(.63) I	(.50)	(.33)	(.34)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.17)	(1.93)	(.50)	(.33)	(.34)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 25.03	$ 23.29	$ 19.94	$ 18.69	$ 19.02	$ 16.81
Total Return B, C, D	7.87%	28.15%	17.31%	.97%	15.15%	30.21%
Ratios to Average Net Assets F, J
Expenses before reductions	.54%A	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54%A	.54%	.55%	.55%	.55%	.58%
Expenses net of all reductions	.54%A	.54%	.54%	.54%	.55%	.58%
Net investment income (loss)	3.36% A,H	2.43%	2.94%	2.48%	1.71%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,996,200	$ 3,947,728	$ 3,461,083	$ 3,345,762	$ 3,798,310	$ 3,771,733
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 19.87	$ 18.63	$ 18.96	$ 16.75	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.38 H	.53	.57	.46	.28	.31
Net realized and unrealized gain (loss)	1.42	4.94	2.57	(.31)	2.24	3.63
Total from investment operations	1.80	5.47	3.14	.15	2.52	3.94
Distributions from net investment income	-	(.57)	(.60) I	(.48)	(.31)	(.33)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.14)	(1.90)	(.48)	(.31)	(.33)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.92	$ 23.20	$ 19.87	$ 18.63	$ 18.96	$ 16.75
Total Return B, C, D	7.81%	28.01%	17.19%	.86%	15.09%	30.03%
Ratios to Average Net Assets F, J
Expenses before reductions	.64% A	.65%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.64% A	.64%	.65%	.66%	.65%	.68%
Expenses net of all reductions	.64% A	.64%	.64%	.64%	.65%	.68%
Net investment income (loss)	3.26% A,H	2.33%	2.84%	2.38%	1.61%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,887	$ 391,896	$ 350,493	$ 347,999	$ 414,431	$ 430,383
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.56%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.88	$ 19.62	$ 18.41	$ 18.75	$ 16.57	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.36 H	.49	.53	.42	.25	.29
Net realized and unrealized gain (loss)	1.40	4.88	2.55	(.31)	2.21	3.58
Total from investment operations	1.76	5.37	3.08	.11	2.46	3.87
Distributions from net investment income	-	(.54)	(.57) I	(.45)	(.28)	(.30)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.11)	(1.87)	(.45)	(.28)	(.30)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.56	$ 22.88	$ 19.62	$ 18.41	$ 18.75	$ 16.57
Total Return B, C, D	7.75%	27.83%	17.05%	.66%	14.92%	29.88%
Ratios to Average Net Assets F, J
Expenses before reductions	.79% A	.80%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.79%	.80%	.81%	.80%	.83%
Expenses net of all reductions	.79%A	.79%	.79%	.80%	.80%	.83%
Net investment income (loss)	3.11% A,H	2.18%	2.69%	2.23%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,796,599	$ 1,755,769	$ 1,560,856	$ 1,457,230	$ 1,619,356	$ 1,558,421
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.41%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.74	$ 19.53	$ 18.34	$ 18.66	$ 16.49	$ 12.93
Income from Investment Operations
Net investment income (loss) E	.36 H	.49	.53	.42	.25	.28
Net realized and unrealized gain (loss)	1.38	4.84	2.54	(.30)	2.20	3.58
Total from investment operations	1.74	5.33	3.07	.12	2.45	3.86
Distributions from net investment income	-	(.55)	(.58) I	(.44)	(.28)	(.30)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.12)	(1.88)	(.44)	(.28)	(.30)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.40	$ 22.74	$ 19.53	$ 18.34	$ 18.66	$ 16.49
Total Return B, C, D	7.71%	27.79%	17.05%	.70%	14.90%	29.95%
Ratios to Average Net Assets F, J
Expenses before reductions	.79% A	.79%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.79%	.80%	.80%	.80%	.83%
Expenses net of all reductions	.79% A	.79%	.79%	.79%	.80%	.83%
Net investment income (loss)	3.11% A,H	2.19%	2.69%	2.23%	1.46%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,138	$ 11,980	$ 5,640	$ 3,956	$ 5,405	$ 5,259
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.41%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.21	$ 19.89	$ 18.64	$ 18.97	$ 16.77	$ 13.15
Income from Investment Operations
Net investment income (loss) E	.39 H	.54	.57	.46	.28	.31
Net realized and unrealized gain (loss)	1.42	4.93	2.59	(.31)	2.23	3.64
Total from investment operations	1.81	5.47	3.16	.15	2.51	3.95
Distributions from net investment income	-	(.58)	(.61) I	(.48)	(.31)	(.33)
Distributions from net realized gain	(.08)	(1.57)	(1.30) I	-	-	-
Total distributions	(.08)	(2.15)	(1.91)	(.48)	(.31)	(.33)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 24.94	$ 23.21	$ 19.89	$ 18.64	$ 18.97	$ 16.77
Total Return B, C, D	7.85%	27.99%	17.27%	.89%	15.04%	30.09%
Ratios to Average Net Assets F, J
Expenses before reductions	.62% A	.63%	.64%	.64%	.65%	.68%
Expenses net of fee waivers, if any	.62% A	.62%	.64%	.64%	.64%	.68%
Expenses net of all reductions	.62% A	.62%	.63%	.63%	.64%	.68%
Net investment income (loss)	3.28% A,H	2.35%	2.85%	2.39%	1.62%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,022	$ 351,139	$ 220,311	$ 178,499	$ 165,946	$ 147,358
Portfolio turnover rate G	39% A	32%	48%	96%	29%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.58%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Equity-Income PortfolioSM (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,748,707,742
Gross unrealized depreciation	(186,062,280)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,562,645,462

Tax cost	$ 5,104,353,203

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $3,686,555 and a change in net unrealized appreciation (depreciation) of $2,517,579 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	31,690	$ 1,867,358
Options Opened	129,753	9,850,465
Options Exercised	(44,843)	(3,667,899)
Options Closed	(36,287)	(2,267,315)
Options Expired	(34,563)	(2,349,313)
Outstanding at end of period	45,750	$ 3,433,296

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,203,902,918 and $1,488,862,918, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 193,027
Service Class 2	2,176,525
Service Class 2R	16,235
$ 2,385,787

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,261,594
Service Class	125,924
Service Class 2	569,105
Service Class 2R	4,211
Investor Class	257,568
$ 2,218,402

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,795 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,852 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $240,540. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $203,103, including $413 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $77,950 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 92,568,520
Service Class	-	8,840,014
Service Class 2	-	37,705,026
Service Class 2R	-	258,073
Investor Class	-	8,161,740
Total	$ -	$ 147,533,373
From net realized gain
Initial Class	$ 13,890,337	$ 245,504,561
Service Class	1,381,568	24,485,710
Service Class 2	6,319,415	111,276,322
Service Class 2R	44,475	724,327
Investor Class	1,225,810	21,969,001
Total	$ 22,861,605	$ 403,959,921

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	2,016,326	5,939,757	$ 47,366,252	$ 136,791,018
Reinvestment of distributions	617,623	15,117,940	13,890,337	338,073,081
Shares redeemed	(12,485,353)	(25,104,941)	(292,066,622)	(577,075,155)
Net increase (decrease)	(9,851,404)	(4,047,244)	$ (230,810,033)	$ (102,211,056)
Service Class
Shares sold	335,848	522,521	$ 7,964,184	$ 11,868,622
Reinvestment of distributions	61,677	1,495,670	1,381,568	33,325,724
Shares redeemed	(1,203,357)	(2,763,995)	(28,165,433)	(62,879,133)
Net increase (decrease)	(805,832)	(745,804)	$ (18,819,681)	$ (17,684,787)
Service Class 2
Shares sold	2,382,698	5,862,575	$ 55,158,163	$ 132,392,944
Reinvestment of distributions	286,076	6,780,471	6,319,415	148,981,348
Shares redeemed	(6,248,901)	(15,448,401)	(145,105,211)	(348,570,665)
Net increase (decrease)	(3,580,127)	(2,805,355)	$ (83,627,633)	$ (67,196,373)
Service Class 2R
Shares sold	90,479	253,817	$ 2,071,086	$ 5,683,428
Reinvestment of distributions	2,026	44,961	44,475	982,400
Shares redeemed	(40,049)	(60,780)	(937,155)	(1,351,791)
Net increase (decrease)	52,456	237,998	$ 1,178,406	$ 5,314,037
Investor Class
Shares sold	1,174,683	3,800,857	$ 27,838,855	$ 86,969,508
Reinvestment of distributions	54,699	1,351,634	1,225,810	30,130,741
Shares redeemed	(916,798)	(1,103,166)	(21,254,965)	(25,440,166)
Net increase (decrease)	312,584	4,049,325	$ 7,809,700	$ 91,660,083

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0814
1.833447.108

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.83%
Actual		$ 1,000.00	$ 992.00	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class	.93%
Actual		$ 1,000.00	$ 991.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2	1.08%
Actual		$ 1,000.00	$ 990.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Initial Class R	.83%
Actual		$ 1,000.00	$ 992.00	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class R	.93%
Actual		$ 1,000.00	$ 991.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2R	1.08%
Actual		$ 1,000.00	$ 990.90	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Investor Class R	.91%
Actual		$ 1,000.00	$ 991.50	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2014
United Kingdom	18.5%
Japan	17.7%
France	9.0%
United States of America*	8.3%
Switzerland	7.6%
Germany	4.9%
Cayman Islands	4.8%
Denmark	3.0%
South Africa	2.9%
Other	23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2013
Japan	18.9%
United Kingdom	17.1%
United States of America*	8.0%
France	7.9%
Cayman Islands	7.9%
Switzerland	7.2%
Germany	5.5%
Sweden	3.2%
Ireland	3.1%
Other	21.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	98.1
Short-Term Investments and Net Other Assets (Liabilities)	0.2	1.9
Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	2.5	1.6
Nestle SA (Switzerland, Food Products)	2.3	2.2
Sanofi SA (France, Pharmaceuticals)	2.1	2.0
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.6	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	0.9
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.4	2.1
HSBC Holdings PLC (United Kingdom, Financials & Banks)	1.3	1.3
Naver Corp. (Korea (South), Internet Software & Services)	1.2	0.2
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.4
	16.7
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.3	27.2
Financials	18.2	18.8
Information Technology	15.0	15.0
Consumer Staples	12.8	11.4
Health Care	9.5	7.1
Industrials	6.1	7.3
Energy	5.1	3.1
Materials	5.1	5.6
Telecommunication Services	1.7	2.6

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 2.7%
AMP Ltd.	423,882	$ 2,118,408
BHP Billiton Ltd.	318,002	10,845,351
Carsales.com Ltd.	320,637	3,201,830
CSL Ltd.	161,275	10,120,542
Fortescue Metals Group Ltd.	258,379	1,059,827
G8 Education Ltd.	1,358,273	5,891,604
iSelect Ltd.	6,177,716	6,699,069
Macquarie Group Ltd.	99,742	5,608,304
Rio Tinto Ltd.	24,301	1,359,067
TOTAL AUSTRALIA		46,904,002
Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	1,246,535	6,945,023
Belgium - 1.0%
Ageas	66,760	2,663,361
Anheuser-Busch InBev SA NV	33,577	3,858,009
Hamon & Compagnie International SA (a)	62,254	1,299,125
KBC Groupe SA (a)	58,487	3,183,428
UCB SA	72,400	6,129,661
TOTAL BELGIUM		17,133,584
Bermuda - 0.7%
Clear Media Ltd.	2,035,000	1,950,874
Oriental Watch Holdings Ltd.	7,028,000	1,650,361
Signet Jewelers Ltd.	79,400	8,780,846
TOTAL BERMUDA		12,382,081
Brazil - 1.5%
Anhanguera Educacional Participacoes SA	579,300	4,824,223
BB Seguridade Participacoes SA	636,600	9,346,596
Cielo SA	583,180	12,009,364
TOTAL BRAZIL		26,180,183
British Virgin Islands - 0.5%
Gem Diamonds Ltd. (a)	931,919	2,280,687
Mail.Ru Group Ltd.:
GDR (a)(e)	6,600	232,650
GDR (Reg. S) (a)	200,099	7,053,490
TOTAL BRITISH VIRGIN ISLANDS		9,566,827
Canada - 0.4%
Entertainment One Ltd.	1,006,000	5,337,172
MDC Partners, Inc. Class A (sub. vtg.)	37,700	810,173
Performance Sports Group Ltd. (a)	55,161	949,118
TOTAL CANADA		7,096,463
Cayman Islands - 4.8%
58.com, Inc. ADR	84,000	4,541,040
Autohome, Inc. ADR Class A (d)	39,900	1,373,757
Baidu.com, Inc. sponsored ADR (a)	50,100	9,359,181
Biostime International Holdings Ltd.	1,233,500	6,843,582
Bitauto Holdings Ltd. ADR (a)	77,700	3,783,990

	Shares	Value
Cimc Enric Holdings Ltd.	1,596,000	$ 2,100,434
Ctrip.com International Ltd. sponsored ADR (a)	115,800	7,415,832
GCL-Poly Energy Holdings Ltd. (a)	19,483,000	6,510,757
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,773,637
Hengdeli Holdings Ltd. (d)	38,669,800	6,735,682
Home Inns & Hotels Management, Inc. sponsored ADR (a)	41,000	1,403,430
iKang Healthcare Group, Inc. sponsored ADR	11,500	199,410
Qunar Cayman Islands Ltd. sponsored ADR (d)	36,800	1,050,640
Shenguan Holdings Group Ltd.	2,636,000	1,112,165
SouFun Holdings Ltd. ADR (d)	429,900	4,208,721
Tencent Holdings Ltd.	1,290,000	19,673,565
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	143,000	4,698,980
TOTAL CAYMAN ISLANDS		83,784,803
China - 0.2%
TravelSky Technology Ltd. (H Shares)	3,969,000	3,651,292
Denmark - 3.0%
Danske Bank A/S	96,100	2,716,290
Novo Nordisk A/S:
Series B	80,625	3,721,083
Series B sponsored ADR	521,500	24,088,085
Pandora A/S	78,600	6,026,888
Vestas Wind Systems A/S (a)	330,100	16,653,989
TOTAL DENMARK		53,206,335
France - 9.0%
AXA SA	114,920	2,746,718
AXA SA sponsored ADR	135,400	3,246,892
Beneteau SA (a)	196,900	3,589,926
BNP Paribas SA	171,603	11,641,885
Bollore	6,457	4,190,904
Danone SA	178,815	13,296,408
Edenred SA (d)	118,359	3,589,018
Gameloft Se (a)	537,900	4,964,323
Havas SA	938,800	7,709,137
Iliad SA	19,126	5,781,273
LVMH Moet Hennessy - Louis Vuitton SA	95,996	18,507,783
Pernod Ricard SA (d)	80,600	9,679,061
Safran SA	71,900	4,707,514
Sanofi SA	139,290	14,805,071
Sanofi SA sponsored ADR	404,222	21,492,484
Societe Generale Series A	86,251	4,518,049
Solocal Group SA (a)(d)	3,037,680	2,994,837
Total SA	298,200	21,574,679
TOTAL FRANCE		159,035,962
Germany - 3.5%
adidas AG	78,800	7,981,425
Allianz SE	85,343	14,244,926
Axel Springer Verlag AG	116,600	7,176,734
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	141,478	$ 19,982,819
Commerzbank AG (a)	55,520	872,750
CTS Eventim AG	182,524	5,209,793
Deutsche Bank AG	74,681	2,624,663
Linde AG	15,087	3,208,285
TOTAL GERMANY		61,301,395
Greece - 0.2%
Greek Organization of Football Prognostics SA	192,500	3,426,673
Hong Kong - 1.3%
AIA Group Ltd.	2,299,400	11,555,743
Television Broadcasts Ltd.	1,741,000	11,310,300
TOTAL HONG KONG		22,866,043
India - 0.2%
INFO Edge India Ltd.	90,742	1,018,241
Just Dial Ltd.	85,554	2,082,227
TOTAL INDIA		3,100,468
Ireland - 2.2%
C&C Group PLC	3,139,300	19,537,335
Glanbia PLC	451,000	6,805,448
Kingspan Group PLC (United Kingdom)	461,800	7,771,492
Paddy Power PLC (Ireland)	69,200	4,548,267
TOTAL IRELAND		38,662,542
Isle of Man - 0.3%
Playtech Ltd.	436,355	4,603,886
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	4,101,288
Sarine Technologies Ltd.	1,024,000	2,110,578
TOTAL ISRAEL		6,211,866
Italy - 2.3%
Assicurazioni Generali SpA	158,500	3,474,715
Eni SpA	203,400	5,562,924
Eni SpA sponsored ADR (d)	67,900	3,727,710
Intesa Sanpaolo SpA	3,425,600	10,569,102
Lottomatica SpA (d)	82,800	2,023,798
Prada SpA	993,000	7,027,515
Tod's SpA (d)	58,771	7,480,163
TOTAL ITALY		39,865,927
Japan - 17.7%
Cosmos Pharmaceutical Corp.	111,300	11,746,711
Daiwa Securities Group, Inc.	490,000	4,245,496
DENSO Corp.	87,400	4,175,150
Dentsu, Inc.	431,700	17,580,906
East Japan Railway Co.	43,300	3,411,697
Enigmo, Inc. (a)(d)	141,000	8,612,631
Fuji Media Holdings, Inc.	161,900	2,815,421

	Shares	Value
Fujitsu Ltd.	526,000	$ 3,941,238
Hitachi Ltd.	1,572,000	11,521,295
Honda Motor Co. Ltd.	277,700	9,690,277
Hoya Corp.	170,400	5,665,429
Infomart Corp.	52,700	1,218,973
Japan Tobacco, Inc.	329,000	11,996,035
JTEKT Corp.	219,800	3,708,657
Keyence Corp.	31,120	13,608,394
Mitsubishi Corp.	357,000	7,430,750
Mitsubishi Electric Corp.	750,000	9,264,555
Mitsubishi UFJ Financial Group, Inc.	2,681,700	16,462,198
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	331,200	2,036,880
MS&AD Insurance Group Holdings, Inc.	177,500	4,289,970
NEC Corp.	897,000	2,862,783
NEXT Co. Ltd. (d)	1,040,400	8,746,395
Nomura Holdings, Inc.	505,000	3,577,071
Nomura Holdings, Inc. sponsored ADR	57,600	404,928
Olympus Corp. (a)	131,200	4,514,114
OMRON Corp.	152,800	6,443,513
ORIX Corp.	1,254,900	20,807,244
Pigeon Corp.	35,100	1,851,516
Rakuten, Inc.	2,222,200	28,731,038
Shinsei Bank Ltd.	679,000	1,529,353
Ship Healthcare Holdings, Inc.	121,900	4,277,945
SoftBank Corp.	332,000	24,741,629
Sumitomo Mitsui Financial Group, Inc.	314,400	13,191,257
Suzuki Motor Corp.	128,100	4,018,699
THK Co. Ltd.	158,500	3,736,720
Tokio Marine Holdings, Inc.	136,600	4,496,019
Toshiba Corp.	672,000	3,141,219
Toyota Motor Corp.	314,000	18,800,003
Toyota Motor Corp. sponsored ADR	23,600	2,823,976
TOTAL JAPAN		312,118,085
Korea (South) - 1.9%
Korea Express Co. Ltd. (a)	48,772	5,807,338
Naver Corp.	26,582	21,932,777
Samsung Electronics Co. Ltd.	4,728	6,176,300
TOTAL KOREA (SOUTH)		33,916,415
Netherlands - 1.0%
AEGON NV	259,400	2,262,863
ASML Holding NV (d)	31,411	2,929,704
ING Groep NV (Certificaten Van Aandelen) (a)	577,484	8,103,536
Yandex NV (a)	100,100	3,567,564
TOTAL NETHERLANDS		16,863,667
New Zealand - 0.1%
EBOS Group Ltd.	225,407	1,991,313
Common Stocks - continued
	Shares	Value
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	$ 1,156,012
Nigerian Breweries PLC	1,827,733	1,929,130
TOTAL NIGERIA		3,085,142
Norway - 1.0%
DNB ASA	447,800	8,191,130
Schibsted ASA (B Shares)	164,400	8,563,268
Statoil ASA	14,100	433,418
Statoil ASA sponsored ADR (d)	30,700	946,481
TOTAL NORWAY		18,134,297
Philippines - 0.6%
Alliance Global Group, Inc.	9,464,300	6,313,149
Melco Crown Philippines Resort (a)	18,428,700	4,841,098
TOTAL PHILIPPINES		11,154,247
South Africa - 2.9%
Clicks Group Ltd.	931,242	5,560,307
Life Healthcare Group Holdings Ltd.	621,600	2,425,029
Naspers Ltd. Class N	368,600	43,393,246
TOTAL SOUTH AFRICA		51,378,582
Spain - 1.6%
Atresmedia Corporacion de Medios de Comunicacion SA	547,000	7,834,614
Banco Bilbao Vizcaya Argentaria SA	592,060	7,546,055
Banco Santander SA (Spain)	342,941	3,583,481
Grifols SA ADR	171,300	7,545,765
Mediaset Espana Comunicacion, S.A. (a)	154,500	1,802,041
TOTAL SPAIN		28,311,956
Sweden - 2.0%
Eniro AB (a)	526,500	3,545,959
Investment AB Kinnevik (B Shares)	205,100	8,742,355
Nordea Bank AB	608,800	8,592,294
Svenska Cellulosa AB (SCA) (B Shares)	439,000	11,438,948
Swedbank AB (A Shares)	102,432	2,716,578
TOTAL SWEDEN		35,036,134
Switzerland - 7.6%
Compagnie Financiere Richemont SA Series A	184,902	19,401,366
Credit Suisse Group AG	324,618	9,231,967
Credit Suisse Group AG sponsored ADR (d)	61,252	1,737,719
Julius Baer Group Ltd.	55,980	2,307,881
Nestle SA	520,059	40,297,787
Sika AG (Bearer)	1,800	7,359,946
Swatch Group AG (Bearer)	29,240	17,656,766
Swiss Re Ltd.	46,826	4,166,183
Syngenta AG (Switzerland)	38,450	14,205,324
UBS AG	591,162	10,838,669

	Shares	Value
UBS AG (NY Shares)	184,900	$ 3,387,368
Zurich Insurance Group AG	11,638	3,507,936
TOTAL SWITZERLAND		134,098,912
Taiwan - 0.5%
Addcn Technology Co. Ltd.	292,000	4,164,097
MediaTek, Inc.	323,000	5,460,373
TOTAL TAIWAN		9,624,470
Thailand - 0.2%
Thai Beverage PCL	7,953,000	3,954,495
United Kingdom - 18.5%
Al Noor Hospitals Group PLC	121,600	2,126,846
Anglo American PLC ADR	96,800	1,187,736
AstraZeneca PLC (United Kingdom)	226,455	16,847,724
Aviva PLC	329,400	2,873,943
Barclays PLC	2,571,808	9,368,524
Barclays PLC sponsored ADR	199,250	2,911,043
BG Group PLC	408,438	8,632,660
BHP Billiton PLC	415,946	13,521,993
BP PLC	881,993	7,766,765
Brammer PLC	1,085,200	8,482,813
Burberry Group PLC	391,000	9,923,604
Dechra Pharmaceuticals PLC	159,300	1,972,449
Diageo PLC	524,328	16,699,375
Dunelm Group PLC	464,300	6,634,935
Exova Group Ltd. PLC (a)	87,610	368,842
Foxtons Group PLC	435,300	2,237,152
GlaxoSmithKline PLC	447,200	11,906,788
Hays PLC	1,328,400	3,321,472
HSBC Holdings PLC:
(United Kingdom)	929,678	9,431,656
sponsored ADR	252,732	12,838,786
Informa PLC	395,290	3,240,432
ITV PLC	3,573,900	10,899,376
Johnson Matthey PLC	164,298	8,716,568
Lloyds Banking Group PLC (a)	11,728,444	14,907,713
M&C Saatchi PLC	691,900	3,057,984
Moneysupermarket.com Group PLC	1,165,300	3,755,256
Perform Group PLC (a)	726,600	2,872,493
Poundland Group PLC (a)	168,154	912,259
Prudential PLC	220,034	5,041,299
Reckitt Benckiser Group PLC	111,600	9,740,604
Rightmove PLC	89,900	3,298,648
Rio Tinto PLC	142,915	7,716,591
Rio Tinto PLC sponsored ADR (d)	34,900	1,894,372
Rolls-Royce Group PLC	322,708	5,903,900
Royal Bank of Scotland Group PLC (a)	255,480	1,435,854
Royal Dutch Shell PLC:
Class A (United Kingdom)	632,388	26,132,007
Class B (United Kingdom)	421,575	18,321,697
Royal Mail PLC	117,700	1,005,145
SABMiller PLC	351,000	20,351,764
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	271,168	$ 5,541,078
Sthree PLC	229,400	1,526,214
Taylor Wimpey PLC	1,623,100	3,166,662
Travis Perkins PLC	198,400	5,561,694
William Hill PLC	2,030,644	11,398,801
TOTAL UNITED KINGDOM		325,453,517
United States of America - 8.1%
BlackRock, Inc. Class A	17,000	5,433,200
Boston Beer Co., Inc. Class A (a)	15,000	3,352,800
Dunkin' Brands Group, Inc.	125,900	5,767,479
eBay, Inc. (a)	122,700	6,142,362
Facebook, Inc. Class A (a)	183,600	12,354,444
Gilead Sciences, Inc. (a)	73,000	6,052,430
Google, Inc.:
Class A (a)	15,200	8,886,984
Class C (a)	15,200	8,744,256
JD.com, Inc. sponsored ADR (d)	13,100	373,481
Lorillard, Inc.	89,900	5,481,203
MercadoLibre, Inc. (d)	49,400	4,712,760
Monsanto Co.	60,503	7,547,144
Monster Beverage Corp. (a)	88,400	6,279,052
Nimble Storage, Inc.	2,600	79,872
priceline.com, Inc. (a)	8,360	10,057,080
Sprouts Farmers Market LLC (d)	194,900	6,377,128
Tiffany & Co., Inc.	114,700	11,498,675
TripAdvisor, Inc. (a)	40,700	4,422,462
Trulia, Inc. (a)(d)	77,800	3,686,164
Visa, Inc. Class A	56,400	11,884,044
Yahoo!, Inc. (a)	133,000	4,672,290
Zillow, Inc. (a)(d)	57,800	8,261,354
TOTAL UNITED STATES OF AMERICA		142,066,664
TOTAL COMMON STOCKS (Cost $1,366,229,709)		1,733,113,251
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value
Germany - 1.4%
Sartorius AG (non-vtg.)	39,500	$ 4,764,555
Volkswagen AG	75,447	19,814,777
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,922,010)		24,579,332
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.11% (b)	10,434,547	10,434,547
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	53,642,810	53,642,810
TOTAL MONEY MARKET FUNDS (Cost $64,077,357)		64,077,357
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,442,229,076)	1,821,769,940
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(59,593,315)
NET ASSETS - 100%	$ 1,762,176,625
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,650 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,910
Fidelity Securities Lending Cash Central Fund	499,695
Total	$ 513,605
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 460,271,634	$ 365,713,745	$ 94,557,889	$ -
Consumer Staples	223,446,163	123,700,322	99,745,841	-
Energy	93,098,341	13,306,851	79,791,490	-
Financials	319,108,509	138,445,650	180,662,859	-
Health Care	169,663,093	113,590,368	56,072,725	-
Industrials	111,407,219	80,713,621	30,693,598	-
Information Technology	259,553,171	205,678,915	53,874,256	-
Materials	90,621,551	44,332,292	46,289,259	-
Telecommunication Services	30,522,902	5,781,273	24,741,629	-
Money Market Funds	64,077,357	64,077,357	-	-
Total Investments in Securities:	$ 1,821,769,940	$ 1,155,340,394	$ 666,429,546	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 25,825,529
Level 2 to Level 1	$ 12,155,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,147,397) - See accompanying schedule: Unaffiliated issuers (cost $1,378,151,719)	$ 1,757,692,583
Fidelity Central Funds (cost $64,077,357)	64,077,357
Total Investments (cost $1,442,229,076)		$ 1,821,769,940
Foreign currency held at value (cost $430,550)		431,670
Receivable for investments sold
Regular delivery		5,097,917
Delayed delivery		74,006
Receivable for fund shares sold		1,188,415
Dividends receivable		3,768,287
Distributions receivable from Fidelity Central Funds		37,671
Other receivables		270,857
Total assets		1,832,638,763

Liabilities
Payable to custodian bank	$ 47,362
Payable for investments purchased	13,757,749
Payable for fund shares redeemed	939,189
Accrued management fee	1,028,014
Distribution and service plan fees payable	95,480
Other affiliated payables	183,569
Other payables and accrued expenses	767,965
Collateral on securities loaned, at value	53,642,810
Total liabilities		70,462,138

Net Assets		$ 1,762,176,625
Net Assets consist of:
Paid in capital		$ 1,589,220,253
Undistributed net investment income		21,931,616
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(228,519,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		379,544,496
Net Assets		$ 1,762,176,625

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($799,512,809 ÷ 39,055,285 shares)	$ 20.47

Service Class: Net Asset Value, offering price and redemption price per share ($114,937,059 ÷ 5,639,824 shares)	$ 20.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($299,186,359 ÷ 14,757,646 shares)	$ 20.27

Initial Class R: Net Asset Value, offering price and redemption price per share ($98,704,702 ÷ 4,833,748 shares)	$ 20.42

Service Class R: Net Asset Value, offering price and redemption price per share ($51,715,232 ÷ 2,542,252 shares)	$ 20.34

Service Class 2R: Net Asset Value, offering price and redemption price per share ($92,365,437 ÷ 4,602,357 shares)	$ 20.07

Investor Class R: Net Asset Value, offering price and redemption price per share ($305,755,027 ÷ 14,986,428 shares)	$ 20.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 25,178,482
Special dividends		6,439,828
Income from Fidelity Central Funds		513,605
Income before foreign taxes withheld		32,131,915
Less foreign taxes withheld		(2,273,089)
Total income		29,858,826

Expenses
Management fee	$ 6,132,519
Transfer agent fees	706,618
Distribution and service plan fees	574,384
Accounting and security lending fees	395,079
Custodian fees and expenses	90,223
Independent trustees' compensation	3,564
Appreciation in deferred trustee compensation account	9
Audit	38,897
Legal	4,326
Miscellaneous	7,519
Total expenses before reductions	7,953,138
Expense reductions	(12,251)	7,940,887
Net investment income (loss)		21,917,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,997,781
Foreign currency transactions	(79,593)
Total net realized gain (loss)		85,918,188
Change in net unrealized appreciation (depreciation) on: Investment securities	(124,141,310)
Assets and liabilities in foreign currencies	31
Total change in net unrealized appreciation (depreciation)		(124,141,279)
Net gain (loss)		(38,223,091)
Net increase (decrease) in net assets resulting from operations		$ (16,305,152)

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,917,939	$ 20,795,086
Net realized gain (loss)	85,918,188	93,790,660
Change in net unrealized appreciation (depreciation)	(124,141,279)	309,754,327
Net increase (decrease) in net assets resulting from operations	(16,305,152)	424,340,073
Distributions to shareholders from net investment income	-	(20,735,911)
Distributions to shareholders from net realized gain	(437,196)	(6,041,894)
Total distributions	(437,196)	(26,777,805)
Share transactions - net increase (decrease)	(29,136,090)	(86,109,747)
Redemption fees	16,712	19,250
Total increase (decrease) in net assets	(45,861,726)	311,471,771

Net Assets
Beginning of period	1,808,038,351	1,496,566,580
End of period (including undistributed net investment income of $21,931,616 and undistributed net investment income of $13,677, respectively)	$ 1,762,176,625	$ 1,808,038,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 16.09	$ 13.63	$ 16.77	$ 15.05	$ 12.17
Income from Investment Operations
Net investment income (loss) E	.26 H	.25	.29	.26	.21	.28
Net realized and unrealized gain (loss)	(.42)	4.63	2.53	(3.14)	1.76	2.93
Total from investment operations	(.16)	4.88	2.82	(2.88)	1.97	3.21
Distributions from net investment income	-	(.26)	(.30) I	(.23)	(.22)	(.29)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.33)	(.36)	(.26)	(.25)	(.33)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.47	$ 20.64	$ 16.09	$ 13.63	$ 16.77	$ 15.05
Total Return B, C, D	(.80)%	30.44%	20.74%	(17.16)%	13.11%	26.53%
Ratios to Average Net Assets F, J
Expenses before reductions	.83% A	.84%	.85%	.85%	.86%	.88%
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.83%	.84%
Net investment income (loss)	2.58% A, H	1.41%	1.94%	1.59%	1.41%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 799,513	$ 829,382	$ 659,258	$ 598,862	$ 779,501	$ 758,018
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 16.02	$ 13.58	$ 16.70	$ 14.99	$ 12.12
Income from Investment Operations
Net investment income (loss) E	.25 H	.24	.28	.24	.19	.26
Net realized and unrealized gain (loss)	(.42)	4.61	2.50	(3.12)	1.75	2.93
Total from investment operations	(.17)	4.85	2.78	(2.88)	1.94	3.19
Distributions from net investment income	-	(.24)	(.29) I	(.21)	(.20)	(.28)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.31)	(.34) L	(.24)	(.23)	(.32)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.38	$ 20.56	$ 16.02	$ 13.58	$ 16.70	$ 14.99
Total Return B, C, D	(.85)%	30.38%	20.54%	(17.23)%	12.99%	26.44%
Ratios to Average Net Assets F, J
Expenses before reductions	.93% A	.94%	.95%	.95%	.96%	.98%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.95%	.95%	.98%
Expenses net of all reductions	.93% A	.93%	.93%	.93%	.93%	.94%
Net investment income (loss)	2.48% A, H	1.31%	1.84%	1.49%	1.31%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,937	$ 118,920	$ 110,468	$ 108,921	$ 162,394	$ 171,252
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.47	$ 15.95	$ 13.52	$ 16.62	$ 14.92	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.23 H	.21	.25	.21	.17	.24
Net realized and unrealized gain (loss)	(.42)	4.59	2.50	(3.09)	1.74	2.91
Total from investment operations	(.19)	4.80	2.75	(2.88)	1.91	3.15
Distributions from net investment income	-	(.21)	(.26) I	(.19)	(.18)	(.26)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.28)	(.32)	(.22)	(.21)	(.30)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.27	$ 20.47	$ 15.95	$ 13.52	$ 16.62	$ 14.92
Total Return B, C, D	(.95)%	30.17%	20.38%	(17.34)%	12.83%	26.22%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.09%	1.10%	1.10%	1.11%	1.12%
Expenses net of fee waivers, if any	1.08% A	1.09%	1.10%	1.10%	1.10%	1.12%
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.08%	1.08%	1.09%
Net investment income (loss)	2.33% A, H	1.16%	1.69%	1.34%	1.16%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,186	$ 316,863	$ 349,364	$ 342,206	$ 461,033	$ 457,971
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.59	$ 16.05	$ 13.60	$ 16.73	$ 15.02	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.26 H	.25	.29	.26	.21	.28
Net realized and unrealized gain (loss)	(.42)	4.62	2.52	(3.13)	1.75	2.93
Total from investment operations	(.16)	4.87	2.81	(2.87)	1.96	3.21
Distributions from net investment income	-	(.26)	(.30) I	(.23)	(.22)	(.29)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.33)	(.36)	(.26)	(.25)	(.33)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.42	$ 20.59	$ 16.05	$ 13.60	$ 16.73	$ 15.02
Total Return B, C, D	(.80)%	30.45%	20.71%	(17.14)%	13.07%	26.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.83% A	.84%	.85%	.85%	.86%	.88%
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.83%	.84%
Net investment income (loss)	2.58% A, H	1.41%	1.94%	1.59%	1.41%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,705	$ 104,016	$ 88,587	$ 85,922	$ 122,655	$ 128,689
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 16.00	$ 13.56	$ 16.68	$ 14.97	$ 12.10
Income from Investment Operations
Net investment income (loss) E	.25 H	.24	.28	.24	.19	.27
Net realized and unrealized gain (loss)	(.42)	4.59	2.51	(3.12)	1.75	2.92
Total from investment operations	(.17)	4.83	2.79	(2.88)	1.94	3.19
Distributions from net investment income	-	(.24)	(.29) I	(.21)	(.20)	(.28)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.31)	(.35)	(.24)	(.23)	(.32)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.34	$ 20.52	$ 16.00	$ 13.56	$ 16.68	$ 14.97
Total Return B, C, D	(.85)%	30.30%	20.58%	(17.24)%	13.01%	26.49%
Ratios to Average Net Assets F, J
Expenses before reductions	.93% A	.94%	.94%	.95%	.96%	.97%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.94%	.95%	.97%
Expenses net of all reductions	.93% A	.92%	.93%	.93%	.93%	.94%
Net investment income (loss)	2.49% A, H	1.31%	1.84%	1.49%	1.31%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,715	$ 54,146	$ 45,774	$ 43,414	$ 60,617	$ 66,014
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.74%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 15.80	$ 13.40	$ 16.48	$ 14.80	$ 11.98
Income from Investment Operations
Net investment income (loss) E	.23 H	.21	.25	.21	.17	.25
Net realized and unrealized gain (loss)	(.41)	4.54	2.47	(3.07)	1.73	2.87
Total from investment operations	(.18)	4.75	2.72	(2.86)	1.90	3.12
Distributions from net investment income	-	(.22)	(.26) I	(.19)	(.19)	(.26)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.29)	(.32)	(.22)	(.22)	(.30)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.07	$ 20.26	$ 15.80	$ 13.40	$ 16.48	$ 14.80
Total Return B, C, D	(.91)%	30.15%	20.36%	(17.33)%	12.82%	26.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.09%	1.09%	1.10%	1.11%	1.12%
Expenses net of fee waivers, if any	1.08% A	1.08%	1.09%	1.09%	1.10%	1.12%
Expenses net of all reductions	1.08% A	1.07%	1.08%	1.08%	1.08%	1.09%
Net investment income (loss)	2.34% A, H	1.16%	1.69%	1.34%	1.16%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,365	$ 90,537	$ 67,674	$ 58,968	$ 69,393	$ 64,200
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.58	$ 16.04	$ 13.60	$ 16.73	$ 15.01	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.25 H	.24	.28	.24	.20	.27
Net realized and unrealized gain (loss)	(.42)	4.62	2.51	(3.12)	1.76	2.92
Total from investment operations	(.17)	4.86	2.79	(2.88)	1.96	3.19
Distributions from net investment income	-	(.25)	(.29) I	(.22)	(.21)	(.28)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.32)	(.35)	(.25)	(.24)	(.32)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.40	$ 20.58	$ 16.04	$ 13.60	$ 16.73	$ 15.01
Total Return B, C, D	(.85)%	30.40%	20.54%	(17.22)%	13.07%	26.42%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	.92%	.93%	.93%	.95%	.97%
Expenses net of fee waivers, if any	.91% A	.92%	.93%	.93%	.94%	.97%
Expenses net of all reductions	.91% A	.91%	.92%	.91%	.92%	.94%
Net investment income (loss)	2.50% A, H	1.33%	1.85%	1.51%	1.32%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,755	$ 294,173	$ 175,442	$ 152,810	$ 177,984	$ 148,806
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 451,469,915
Gross unrealized depreciation	(93,633,181)
Net unrealized appreciation (depreciation) on securities and other investments	$ 357,836,734

Tax cost	$ 1,463,933,206

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (12,503,833)
2017	(280,447,470)
Total capital loss carryforward	$ (292,951,303)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of, other than short-term securities, aggregated $377,863,411 and $354,112,786, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

In July 2014, the Board of Trustees approved an amendment to the management contract reducing the individual fund fee rate from .45% to .424%. The new individual fund fee rate will be effective August 1, 2014.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 57,385
Service Class 2	378,894
Service Class R	25,993
Service Class 2 R	112,112
$ 574,384

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 268,692
Service Class	38,681
Service Class 2	101,851
Initial Class R	33,377
Service Class R	16,834
Service Class 2R	29,063
Investor Class R	218,120
$ 706,618

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,521 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviseror an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,603 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,511,053. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $499,695, including $3,908 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,245 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 9,994,667
Service Class	-	1,357,229
Service Class 2	-	3,168,706
Initial Class R	-	1,290,936
Service Class R	-	628,888
Service Class 2R	-	959,606
Investor Class R	-	3,335,879
Total	$ -	$ 20,735,911
From net realized gain
Initial Class	$ 197,461	$ 2,739,851
Service Class	28,825	403,194
Service Class 2	77,133	1,092,127
Initial Class R	25,187	353,886
Service Class R	13,104	185,274
Service Class 2R	22,313	312,532
Investor Class R	73,173	955,030
Total	$ 437,196	$ 6,041,894

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,943,977	5,801,817	$ 39,196,145	$ 107,662,358
Reinvestment of distributions	9,761	649,058	197,461	12,734,518
Shares redeemed	(3,072,895)	(7,255,257)	(61,773,250)	(129,071,396)
Net increase (decrease)	(1,119,157)	(804,382)	$ (22,379,644)	$ (8,674,520)
Service Class
Shares sold	255,695	428,272	$ 5,137,279	$ 7,746,361
Reinvestment of distributions	1,431	90,093	28,825	1,760,423
Shares redeemed	(400,728)	(1,628,602)	(8,081,148)	(28,843,970)
Net increase (decrease)	(143,602)	(1,110,237)	$ (2,915,044)	$ (19,337,186)
Service Class 2
Shares sold	652,145	1,340,055	$ 13,054,385	$ 23,878,028
Reinvestment of distributions	3,847	218,953	77,133	4,260,833
Shares redeemed	(1,377,420)	(7,981,874)	(27,384,896)	(142,365,692)
Net increase (decrease)	(721,428)	(6,422,866)	$ (14,253,378)	$ (114,226,831)
Initial Class R
Shares sold	159,238	435,761	$ 3,206,373	$ 8,137,230
Reinvestment of distributions	1,248	84,048	25,187	1,644,822
Shares redeemed	(377,859)	(988,816)	(7,571,228)	(17,709,460)
Net increase (decrease)	(217,373)	(469,007)	$ (4,339,668)	$ (7,927,408)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Service Class R
Shares sold	122,764	215,668	$ 2,457,608	$ 3,976,622
Reinvestment of distributions	652	41,731	13,104	814,162
Shares redeemed	(219,300)	(480,725)	(4,374,971)	(8,684,273)
Net increase (decrease)	(95,884)	(223,326)	$ (1,904,259)	$ (3,893,489)
Service Class 2R
Shares sold	373,173	635,014	$ 7,378,612	$ 11,565,664
Reinvestment of distributions	1,124	66,051	22,313	1,272,138
Shares redeemed	(239,801)	(515,803)	(4,751,014)	(9,082,206)
Net increase (decrease)	134,496	185,262	$ 2,649,911	$ 3,755,596
Investor Class R
Shares sold	1,341,521	4,240,579	$ 26,947,608	$ 79,414,168
Reinvestment of distributions	3,628	219,372	73,173	4,290,909
Shares redeemed	(650,791)	(1,102,402)	(13,014,789)	(19,510,986)
Net increase (decrease)	694,358	3,357,549	$ 14,005,992	$ 64,194,091

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 19% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0814
1.705696.116

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Initial Class	.83%
Actual		$ 1,000.00	$ 992.00	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class	.93%
Actual		$ 1,000.00	$ 991.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2	1.08%
Actual		$ 1,000.00	$ 990.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Initial Class R	.83%
Actual		$ 1,000.00	$ 992.00	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class R	.93%
Actual		$ 1,000.00	$ 991.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2R	1.08%
Actual		$ 1,000.00	$ 990.90	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Investor Class R	.91%
Actual		$ 1,000.00	$ 991.50	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2014
United Kingdom	18.5%
Japan	17.7%
France	9.0%
United States of America*	8.3%
Switzerland	7.6%
Germany	4.9%
Cayman Islands	4.8%
Denmark	3.0%
South Africa	2.9%
Other	23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2013
Japan	18.9%
United Kingdom	17.1%
United States of America*	8.0%
France	7.9%
Cayman Islands	7.9%
Switzerland	7.2%
Germany	5.5%
Sweden	3.2%
Ireland	3.1%
Other	21.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	98.1
Short-Term Investments and Net Other Assets (Liabilities)	0.2	1.9
Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	2.5	1.6
Nestle SA (Switzerland, Food Products)	2.3	2.2
Sanofi SA (France, Pharmaceuticals)	2.1	2.0
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.6	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	0.9
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.4	2.1
HSBC Holdings PLC (United Kingdom, Financials & Banks)	1.3	1.3
Naver Corp. (Korea (South), Internet Software & Services)	1.2	0.2
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.4
	16.7
Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.3	27.2
Financials	18.2	18.8
Information Technology	15.0	15.0
Consumer Staples	12.8	11.4
Health Care	9.5	7.1
Industrials	6.1	7.3
Energy	5.1	3.1
Materials	5.1	5.6
Telecommunication Services	1.7	2.6

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 2.7%
AMP Ltd.	423,882	$ 2,118,408
BHP Billiton Ltd.	318,002	10,845,351
Carsales.com Ltd.	320,637	3,201,830
CSL Ltd.	161,275	10,120,542
Fortescue Metals Group Ltd.	258,379	1,059,827
G8 Education Ltd.	1,358,273	5,891,604
iSelect Ltd.	6,177,716	6,699,069
Macquarie Group Ltd.	99,742	5,608,304
Rio Tinto Ltd.	24,301	1,359,067
TOTAL AUSTRALIA		46,904,002
Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	1,246,535	6,945,023
Belgium - 1.0%
Ageas	66,760	2,663,361
Anheuser-Busch InBev SA NV	33,577	3,858,009
Hamon & Compagnie International SA (a)	62,254	1,299,125
KBC Groupe SA (a)	58,487	3,183,428
UCB SA	72,400	6,129,661
TOTAL BELGIUM		17,133,584
Bermuda - 0.7%
Clear Media Ltd.	2,035,000	1,950,874
Oriental Watch Holdings Ltd.	7,028,000	1,650,361
Signet Jewelers Ltd.	79,400	8,780,846
TOTAL BERMUDA		12,382,081
Brazil - 1.5%
Anhanguera Educacional Participacoes SA	579,300	4,824,223
BB Seguridade Participacoes SA	636,600	9,346,596
Cielo SA	583,180	12,009,364
TOTAL BRAZIL		26,180,183
British Virgin Islands - 0.5%
Gem Diamonds Ltd. (a)	931,919	2,280,687
Mail.Ru Group Ltd.:
GDR (a)(e)	6,600	232,650
GDR (Reg. S) (a)	200,099	7,053,490
TOTAL BRITISH VIRGIN ISLANDS		9,566,827
Canada - 0.4%
Entertainment One Ltd.	1,006,000	5,337,172
MDC Partners, Inc. Class A (sub. vtg.)	37,700	810,173
Performance Sports Group Ltd. (a)	55,161	949,118
TOTAL CANADA		7,096,463
Cayman Islands - 4.8%
58.com, Inc. ADR	84,000	4,541,040
Autohome, Inc. ADR Class A (d)	39,900	1,373,757
Baidu.com, Inc. sponsored ADR (a)	50,100	9,359,181
Biostime International Holdings Ltd.	1,233,500	6,843,582
Bitauto Holdings Ltd. ADR (a)	77,700	3,783,990

	Shares	Value
Cimc Enric Holdings Ltd.	1,596,000	$ 2,100,434
Ctrip.com International Ltd. sponsored ADR (a)	115,800	7,415,832
GCL-Poly Energy Holdings Ltd. (a)	19,483,000	6,510,757
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,773,637
Hengdeli Holdings Ltd. (d)	38,669,800	6,735,682
Home Inns & Hotels Management, Inc. sponsored ADR (a)	41,000	1,403,430
iKang Healthcare Group, Inc. sponsored ADR	11,500	199,410
Qunar Cayman Islands Ltd. sponsored ADR (d)	36,800	1,050,640
Shenguan Holdings Group Ltd.	2,636,000	1,112,165
SouFun Holdings Ltd. ADR (d)	429,900	4,208,721
Tencent Holdings Ltd.	1,290,000	19,673,565
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	143,000	4,698,980
TOTAL CAYMAN ISLANDS		83,784,803
China - 0.2%
TravelSky Technology Ltd. (H Shares)	3,969,000	3,651,292
Denmark - 3.0%
Danske Bank A/S	96,100	2,716,290
Novo Nordisk A/S:
Series B	80,625	3,721,083
Series B sponsored ADR	521,500	24,088,085
Pandora A/S	78,600	6,026,888
Vestas Wind Systems A/S (a)	330,100	16,653,989
TOTAL DENMARK		53,206,335
France - 9.0%
AXA SA	114,920	2,746,718
AXA SA sponsored ADR	135,400	3,246,892
Beneteau SA (a)	196,900	3,589,926
BNP Paribas SA	171,603	11,641,885
Bollore	6,457	4,190,904
Danone SA	178,815	13,296,408
Edenred SA (d)	118,359	3,589,018
Gameloft Se (a)	537,900	4,964,323
Havas SA	938,800	7,709,137
Iliad SA	19,126	5,781,273
LVMH Moet Hennessy - Louis Vuitton SA	95,996	18,507,783
Pernod Ricard SA (d)	80,600	9,679,061
Safran SA	71,900	4,707,514
Sanofi SA	139,290	14,805,071
Sanofi SA sponsored ADR	404,222	21,492,484
Societe Generale Series A	86,251	4,518,049
Solocal Group SA (a)(d)	3,037,680	2,994,837
Total SA	298,200	21,574,679
TOTAL FRANCE		159,035,962
Germany - 3.5%
adidas AG	78,800	7,981,425
Allianz SE	85,343	14,244,926
Axel Springer Verlag AG	116,600	7,176,734
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	141,478	$ 19,982,819
Commerzbank AG (a)	55,520	872,750
CTS Eventim AG	182,524	5,209,793
Deutsche Bank AG	74,681	2,624,663
Linde AG	15,087	3,208,285
TOTAL GERMANY		61,301,395
Greece - 0.2%
Greek Organization of Football Prognostics SA	192,500	3,426,673
Hong Kong - 1.3%
AIA Group Ltd.	2,299,400	11,555,743
Television Broadcasts Ltd.	1,741,000	11,310,300
TOTAL HONG KONG		22,866,043
India - 0.2%
INFO Edge India Ltd.	90,742	1,018,241
Just Dial Ltd.	85,554	2,082,227
TOTAL INDIA		3,100,468
Ireland - 2.2%
C&C Group PLC	3,139,300	19,537,335
Glanbia PLC	451,000	6,805,448
Kingspan Group PLC (United Kingdom)	461,800	7,771,492
Paddy Power PLC (Ireland)	69,200	4,548,267
TOTAL IRELAND		38,662,542
Isle of Man - 0.3%
Playtech Ltd.	436,355	4,603,886
Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	4,101,288
Sarine Technologies Ltd.	1,024,000	2,110,578
TOTAL ISRAEL		6,211,866
Italy - 2.3%
Assicurazioni Generali SpA	158,500	3,474,715
Eni SpA	203,400	5,562,924
Eni SpA sponsored ADR (d)	67,900	3,727,710
Intesa Sanpaolo SpA	3,425,600	10,569,102
Lottomatica SpA (d)	82,800	2,023,798
Prada SpA	993,000	7,027,515
Tod's SpA (d)	58,771	7,480,163
TOTAL ITALY		39,865,927
Japan - 17.7%
Cosmos Pharmaceutical Corp.	111,300	11,746,711
Daiwa Securities Group, Inc.	490,000	4,245,496
DENSO Corp.	87,400	4,175,150
Dentsu, Inc.	431,700	17,580,906
East Japan Railway Co.	43,300	3,411,697
Enigmo, Inc. (a)(d)	141,000	8,612,631
Fuji Media Holdings, Inc.	161,900	2,815,421

	Shares	Value
Fujitsu Ltd.	526,000	$ 3,941,238
Hitachi Ltd.	1,572,000	11,521,295
Honda Motor Co. Ltd.	277,700	9,690,277
Hoya Corp.	170,400	5,665,429
Infomart Corp.	52,700	1,218,973
Japan Tobacco, Inc.	329,000	11,996,035
JTEKT Corp.	219,800	3,708,657
Keyence Corp.	31,120	13,608,394
Mitsubishi Corp.	357,000	7,430,750
Mitsubishi Electric Corp.	750,000	9,264,555
Mitsubishi UFJ Financial Group, Inc.	2,681,700	16,462,198
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	331,200	2,036,880
MS&AD Insurance Group Holdings, Inc.	177,500	4,289,970
NEC Corp.	897,000	2,862,783
NEXT Co. Ltd. (d)	1,040,400	8,746,395
Nomura Holdings, Inc.	505,000	3,577,071
Nomura Holdings, Inc. sponsored ADR	57,600	404,928
Olympus Corp. (a)	131,200	4,514,114
OMRON Corp.	152,800	6,443,513
ORIX Corp.	1,254,900	20,807,244
Pigeon Corp.	35,100	1,851,516
Rakuten, Inc.	2,222,200	28,731,038
Shinsei Bank Ltd.	679,000	1,529,353
Ship Healthcare Holdings, Inc.	121,900	4,277,945
SoftBank Corp.	332,000	24,741,629
Sumitomo Mitsui Financial Group, Inc.	314,400	13,191,257
Suzuki Motor Corp.	128,100	4,018,699
THK Co. Ltd.	158,500	3,736,720
Tokio Marine Holdings, Inc.	136,600	4,496,019
Toshiba Corp.	672,000	3,141,219
Toyota Motor Corp.	314,000	18,800,003
Toyota Motor Corp. sponsored ADR	23,600	2,823,976
TOTAL JAPAN		312,118,085
Korea (South) - 1.9%
Korea Express Co. Ltd. (a)	48,772	5,807,338
Naver Corp.	26,582	21,932,777
Samsung Electronics Co. Ltd.	4,728	6,176,300
TOTAL KOREA (SOUTH)		33,916,415
Netherlands - 1.0%
AEGON NV	259,400	2,262,863
ASML Holding NV (d)	31,411	2,929,704
ING Groep NV (Certificaten Van Aandelen) (a)	577,484	8,103,536
Yandex NV (a)	100,100	3,567,564
TOTAL NETHERLANDS		16,863,667
New Zealand - 0.1%
EBOS Group Ltd.	225,407	1,991,313
Common Stocks - continued
	Shares	Value
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	$ 1,156,012
Nigerian Breweries PLC	1,827,733	1,929,130
TOTAL NIGERIA		3,085,142
Norway - 1.0%
DNB ASA	447,800	8,191,130
Schibsted ASA (B Shares)	164,400	8,563,268
Statoil ASA	14,100	433,418
Statoil ASA sponsored ADR (d)	30,700	946,481
TOTAL NORWAY		18,134,297
Philippines - 0.6%
Alliance Global Group, Inc.	9,464,300	6,313,149
Melco Crown Philippines Resort (a)	18,428,700	4,841,098
TOTAL PHILIPPINES		11,154,247
South Africa - 2.9%
Clicks Group Ltd.	931,242	5,560,307
Life Healthcare Group Holdings Ltd.	621,600	2,425,029
Naspers Ltd. Class N	368,600	43,393,246
TOTAL SOUTH AFRICA		51,378,582
Spain - 1.6%
Atresmedia Corporacion de Medios de Comunicacion SA	547,000	7,834,614
Banco Bilbao Vizcaya Argentaria SA	592,060	7,546,055
Banco Santander SA (Spain)	342,941	3,583,481
Grifols SA ADR	171,300	7,545,765
Mediaset Espana Comunicacion, S.A. (a)	154,500	1,802,041
TOTAL SPAIN		28,311,956
Sweden - 2.0%
Eniro AB (a)	526,500	3,545,959
Investment AB Kinnevik (B Shares)	205,100	8,742,355
Nordea Bank AB	608,800	8,592,294
Svenska Cellulosa AB (SCA) (B Shares)	439,000	11,438,948
Swedbank AB (A Shares)	102,432	2,716,578
TOTAL SWEDEN		35,036,134
Switzerland - 7.6%
Compagnie Financiere Richemont SA Series A	184,902	19,401,366
Credit Suisse Group AG	324,618	9,231,967
Credit Suisse Group AG sponsored ADR (d)	61,252	1,737,719
Julius Baer Group Ltd.	55,980	2,307,881
Nestle SA	520,059	40,297,787
Sika AG (Bearer)	1,800	7,359,946
Swatch Group AG (Bearer)	29,240	17,656,766
Swiss Re Ltd.	46,826	4,166,183
Syngenta AG (Switzerland)	38,450	14,205,324
UBS AG	591,162	10,838,669

	Shares	Value
UBS AG (NY Shares)	184,900	$ 3,387,368
Zurich Insurance Group AG	11,638	3,507,936
TOTAL SWITZERLAND		134,098,912
Taiwan - 0.5%
Addcn Technology Co. Ltd.	292,000	4,164,097
MediaTek, Inc.	323,000	5,460,373
TOTAL TAIWAN		9,624,470
Thailand - 0.2%
Thai Beverage PCL	7,953,000	3,954,495
United Kingdom - 18.5%
Al Noor Hospitals Group PLC	121,600	2,126,846
Anglo American PLC ADR	96,800	1,187,736
AstraZeneca PLC (United Kingdom)	226,455	16,847,724
Aviva PLC	329,400	2,873,943
Barclays PLC	2,571,808	9,368,524
Barclays PLC sponsored ADR	199,250	2,911,043
BG Group PLC	408,438	8,632,660
BHP Billiton PLC	415,946	13,521,993
BP PLC	881,993	7,766,765
Brammer PLC	1,085,200	8,482,813
Burberry Group PLC	391,000	9,923,604
Dechra Pharmaceuticals PLC	159,300	1,972,449
Diageo PLC	524,328	16,699,375
Dunelm Group PLC	464,300	6,634,935
Exova Group Ltd. PLC (a)	87,610	368,842
Foxtons Group PLC	435,300	2,237,152
GlaxoSmithKline PLC	447,200	11,906,788
Hays PLC	1,328,400	3,321,472
HSBC Holdings PLC:
(United Kingdom)	929,678	9,431,656
sponsored ADR	252,732	12,838,786
Informa PLC	395,290	3,240,432
ITV PLC	3,573,900	10,899,376
Johnson Matthey PLC	164,298	8,716,568
Lloyds Banking Group PLC (a)	11,728,444	14,907,713
M&C Saatchi PLC	691,900	3,057,984
Moneysupermarket.com Group PLC	1,165,300	3,755,256
Perform Group PLC (a)	726,600	2,872,493
Poundland Group PLC (a)	168,154	912,259
Prudential PLC	220,034	5,041,299
Reckitt Benckiser Group PLC	111,600	9,740,604
Rightmove PLC	89,900	3,298,648
Rio Tinto PLC	142,915	7,716,591
Rio Tinto PLC sponsored ADR (d)	34,900	1,894,372
Rolls-Royce Group PLC	322,708	5,903,900
Royal Bank of Scotland Group PLC (a)	255,480	1,435,854
Royal Dutch Shell PLC:
Class A (United Kingdom)	632,388	26,132,007
Class B (United Kingdom)	421,575	18,321,697
Royal Mail PLC	117,700	1,005,145
SABMiller PLC	351,000	20,351,764
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	271,168	$ 5,541,078
Sthree PLC	229,400	1,526,214
Taylor Wimpey PLC	1,623,100	3,166,662
Travis Perkins PLC	198,400	5,561,694
William Hill PLC	2,030,644	11,398,801
TOTAL UNITED KINGDOM		325,453,517
United States of America - 8.1%
BlackRock, Inc. Class A	17,000	5,433,200
Boston Beer Co., Inc. Class A (a)	15,000	3,352,800
Dunkin' Brands Group, Inc.	125,900	5,767,479
eBay, Inc. (a)	122,700	6,142,362
Facebook, Inc. Class A (a)	183,600	12,354,444
Gilead Sciences, Inc. (a)	73,000	6,052,430
Google, Inc.:
Class A (a)	15,200	8,886,984
Class C (a)	15,200	8,744,256
JD.com, Inc. sponsored ADR (d)	13,100	373,481
Lorillard, Inc.	89,900	5,481,203
MercadoLibre, Inc. (d)	49,400	4,712,760
Monsanto Co.	60,503	7,547,144
Monster Beverage Corp. (a)	88,400	6,279,052
Nimble Storage, Inc.	2,600	79,872
priceline.com, Inc. (a)	8,360	10,057,080
Sprouts Farmers Market LLC (d)	194,900	6,377,128
Tiffany & Co., Inc.	114,700	11,498,675
TripAdvisor, Inc. (a)	40,700	4,422,462
Trulia, Inc. (a)(d)	77,800	3,686,164
Visa, Inc. Class A	56,400	11,884,044
Yahoo!, Inc. (a)	133,000	4,672,290
Zillow, Inc. (a)(d)	57,800	8,261,354
TOTAL UNITED STATES OF AMERICA		142,066,664
TOTAL COMMON STOCKS (Cost $1,366,229,709)		1,733,113,251
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value
Germany - 1.4%
Sartorius AG (non-vtg.)	39,500	$ 4,764,555
Volkswagen AG	75,447	19,814,777
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,922,010)		24,579,332
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.11% (b)	10,434,547	10,434,547
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	53,642,810	53,642,810
TOTAL MONEY MARKET FUNDS (Cost $64,077,357)		64,077,357
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,442,229,076)	1,821,769,940
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(59,593,315)
NET ASSETS - 100%	$ 1,762,176,625
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,650 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,910
Fidelity Securities Lending Cash Central Fund	499,695
Total	$ 513,605
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 460,271,634	$ 365,713,745	$ 94,557,889	$ -
Consumer Staples	223,446,163	123,700,322	99,745,841	-
Energy	93,098,341	13,306,851	79,791,490	-
Financials	319,108,509	138,445,650	180,662,859	-
Health Care	169,663,093	113,590,368	56,072,725	-
Industrials	111,407,219	80,713,621	30,693,598	-
Information Technology	259,553,171	205,678,915	53,874,256	-
Materials	90,621,551	44,332,292	46,289,259	-
Telecommunication Services	30,522,902	5,781,273	24,741,629	-
Money Market Funds	64,077,357	64,077,357	-	-
Total Investments in Securities:	$ 1,821,769,940	$ 1,155,340,394	$ 666,429,546	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 25,825,529
Level 2 to Level 1	$ 12,155,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,147,397) - See accompanying schedule: Unaffiliated issuers (cost $1,378,151,719)	$ 1,757,692,583
Fidelity Central Funds (cost $64,077,357)	64,077,357
Total Investments (cost $1,442,229,076)		$ 1,821,769,940
Foreign currency held at value (cost $430,550)		431,670
Receivable for investments sold
Regular delivery		5,097,917
Delayed delivery		74,006
Receivable for fund shares sold		1,188,415
Dividends receivable		3,768,287
Distributions receivable from Fidelity Central Funds		37,671
Other receivables		270,857
Total assets		1,832,638,763

Liabilities
Payable to custodian bank	$ 47,362
Payable for investments purchased	13,757,749
Payable for fund shares redeemed	939,189
Accrued management fee	1,028,014
Distribution and service plan fees payable	95,480
Other affiliated payables	183,569
Other payables and accrued expenses	767,965
Collateral on securities loaned, at value	53,642,810
Total liabilities		70,462,138

Net Assets		$ 1,762,176,625
Net Assets consist of:
Paid in capital		$ 1,589,220,253
Undistributed net investment income		21,931,616
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(228,519,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		379,544,496
Net Assets		$ 1,762,176,625

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($799,512,809 ÷ 39,055,285 shares)	$ 20.47

Service Class: Net Asset Value, offering price and redemption price per share ($114,937,059 ÷ 5,639,824 shares)	$ 20.38

Service Class 2: Net Asset Value, offering price and redemption price per share ($299,186,359 ÷ 14,757,646 shares)	$ 20.27

Initial Class R: Net Asset Value, offering price and redemption price per share ($98,704,702 ÷ 4,833,748 shares)	$ 20.42

Service Class R: Net Asset Value, offering price and redemption price per share ($51,715,232 ÷ 2,542,252 shares)	$ 20.34

Service Class 2R: Net Asset Value, offering price and redemption price per share ($92,365,437 ÷ 4,602,357 shares)	$ 20.07

Investor Class R: Net Asset Value, offering price and redemption price per share ($305,755,027 ÷ 14,986,428 shares)	$ 20.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 25,178,482
Special dividends		6,439,828
Income from Fidelity Central Funds		513,605
Income before foreign taxes withheld		32,131,915
Less foreign taxes withheld		(2,273,089)
Total income		29,858,826

Expenses
Management fee	$ 6,132,519
Transfer agent fees	706,618
Distribution and service plan fees	574,384
Accounting and security lending fees	395,079
Custodian fees and expenses	90,223
Independent trustees' compensation	3,564
Appreciation in deferred trustee compensation account	9
Audit	38,897
Legal	4,326
Miscellaneous	7,519
Total expenses before reductions	7,953,138
Expense reductions	(12,251)	7,940,887
Net investment income (loss)		21,917,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,997,781
Foreign currency transactions	(79,593)
Total net realized gain (loss)		85,918,188
Change in net unrealized appreciation (depreciation) on: Investment securities	(124,141,310)
Assets and liabilities in foreign currencies	31
Total change in net unrealized appreciation (depreciation)		(124,141,279)
Net gain (loss)		(38,223,091)
Net increase (decrease) in net assets resulting from operations		$ (16,305,152)

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,917,939	$ 20,795,086
Net realized gain (loss)	85,918,188	93,790,660
Change in net unrealized appreciation (depreciation)	(124,141,279)	309,754,327
Net increase (decrease) in net assets resulting from operations	(16,305,152)	424,340,073
Distributions to shareholders from net investment income	-	(20,735,911)
Distributions to shareholders from net realized gain	(437,196)	(6,041,894)
Total distributions	(437,196)	(26,777,805)
Share transactions - net increase (decrease)	(29,136,090)	(86,109,747)
Redemption fees	16,712	19,250
Total increase (decrease) in net assets	(45,861,726)	311,471,771

Net Assets
Beginning of period	1,808,038,351	1,496,566,580
End of period (including undistributed net investment income of $21,931,616 and undistributed net investment income of $13,677, respectively)	$ 1,762,176,625	$ 1,808,038,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 16.09	$ 13.63	$ 16.77	$ 15.05	$ 12.17
Income from Investment Operations
Net investment income (loss) E	.26 H	.25	.29	.26	.21	.28
Net realized and unrealized gain (loss)	(.42)	4.63	2.53	(3.14)	1.76	2.93
Total from investment operations	(.16)	4.88	2.82	(2.88)	1.97	3.21
Distributions from net investment income	-	(.26)	(.30) I	(.23)	(.22)	(.29)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.33)	(.36)	(.26)	(.25)	(.33)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.47	$ 20.64	$ 16.09	$ 13.63	$ 16.77	$ 15.05
Total Return B, C, D	(.80)%	30.44%	20.74%	(17.16)%	13.11%	26.53%
Ratios to Average Net Assets F, J
Expenses before reductions	.83% A	.84%	.85%	.85%	.86%	.88%
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.83%	.84%
Net investment income (loss)	2.58% A, H	1.41%	1.94%	1.59%	1.41%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 799,513	$ 829,382	$ 659,258	$ 598,862	$ 779,501	$ 758,018
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 16.02	$ 13.58	$ 16.70	$ 14.99	$ 12.12
Income from Investment Operations
Net investment income (loss) E	.25 H	.24	.28	.24	.19	.26
Net realized and unrealized gain (loss)	(.42)	4.61	2.50	(3.12)	1.75	2.93
Total from investment operations	(.17)	4.85	2.78	(2.88)	1.94	3.19
Distributions from net investment income	-	(.24)	(.29) I	(.21)	(.20)	(.28)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.31)	(.34) L	(.24)	(.23)	(.32)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.38	$ 20.56	$ 16.02	$ 13.58	$ 16.70	$ 14.99
Total Return B, C, D	(.85)%	30.38%	20.54%	(17.23)%	12.99%	26.44%
Ratios to Average Net Assets F, J
Expenses before reductions	.93% A	.94%	.95%	.95%	.96%	.98%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.95%	.95%	.98%
Expenses net of all reductions	.93% A	.93%	.93%	.93%	.93%	.94%
Net investment income (loss)	2.48% A, H	1.31%	1.84%	1.49%	1.31%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,937	$ 118,920	$ 110,468	$ 108,921	$ 162,394	$ 171,252
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.47	$ 15.95	$ 13.52	$ 16.62	$ 14.92	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.23 H	.21	.25	.21	.17	.24
Net realized and unrealized gain (loss)	(.42)	4.59	2.50	(3.09)	1.74	2.91
Total from investment operations	(.19)	4.80	2.75	(2.88)	1.91	3.15
Distributions from net investment income	-	(.21)	(.26) I	(.19)	(.18)	(.26)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.28)	(.32)	(.22)	(.21)	(.30)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.27	$ 20.47	$ 15.95	$ 13.52	$ 16.62	$ 14.92
Total Return B, C, D	(.95)%	30.17%	20.38%	(17.34)%	12.83%	26.22%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.09%	1.10%	1.10%	1.11%	1.12%
Expenses net of fee waivers, if any	1.08% A	1.09%	1.10%	1.10%	1.10%	1.12%
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.08%	1.08%	1.09%
Net investment income (loss)	2.33% A, H	1.16%	1.69%	1.34%	1.16%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,186	$ 316,863	$ 349,364	$ 342,206	$ 461,033	$ 457,971
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.59	$ 16.05	$ 13.60	$ 16.73	$ 15.02	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.26 H	.25	.29	.26	.21	.28
Net realized and unrealized gain (loss)	(.42)	4.62	2.52	(3.13)	1.75	2.93
Total from investment operations	(.16)	4.87	2.81	(2.87)	1.96	3.21
Distributions from net investment income	-	(.26)	(.30) I	(.23)	(.22)	(.29)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.33)	(.36)	(.26)	(.25)	(.33)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.42	$ 20.59	$ 16.05	$ 13.60	$ 16.73	$ 15.02
Total Return B, C, D	(.80)%	30.45%	20.71%	(17.14)%	13.07%	26.60%
Ratios to Average Net Assets F, J
Expenses before reductions	.83% A	.84%	.85%	.85%	.86%	.88%
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.88%
Expenses net of all reductions	.83% A	.83%	.83%	.83%	.83%	.84%
Net investment income (loss)	2.58% A, H	1.41%	1.94%	1.59%	1.41%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,705	$ 104,016	$ 88,587	$ 85,922	$ 122,655	$ 128,689
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 16.00	$ 13.56	$ 16.68	$ 14.97	$ 12.10
Income from Investment Operations
Net investment income (loss) E	.25 H	.24	.28	.24	.19	.27
Net realized and unrealized gain (loss)	(.42)	4.59	2.51	(3.12)	1.75	2.92
Total from investment operations	(.17)	4.83	2.79	(2.88)	1.94	3.19
Distributions from net investment income	-	(.24)	(.29) I	(.21)	(.20)	(.28)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.31)	(.35)	(.24)	(.23)	(.32)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.34	$ 20.52	$ 16.00	$ 13.56	$ 16.68	$ 14.97
Total Return B, C, D	(.85)%	30.30%	20.58%	(17.24)%	13.01%	26.49%
Ratios to Average Net Assets F, J
Expenses before reductions	.93% A	.94%	.94%	.95%	.96%	.97%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.94%	.95%	.97%
Expenses net of all reductions	.93% A	.92%	.93%	.93%	.93%	.94%
Net investment income (loss)	2.49% A, H	1.31%	1.84%	1.49%	1.31%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,715	$ 54,146	$ 45,774	$ 43,414	$ 60,617	$ 66,014
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.74%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 15.80	$ 13.40	$ 16.48	$ 14.80	$ 11.98
Income from Investment Operations
Net investment income (loss) E	.23 H	.21	.25	.21	.17	.25
Net realized and unrealized gain (loss)	(.41)	4.54	2.47	(3.07)	1.73	2.87
Total from investment operations	(.18)	4.75	2.72	(2.86)	1.90	3.12
Distributions from net investment income	-	(.22)	(.26) I	(.19)	(.19)	(.26)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.29)	(.32)	(.22)	(.22)	(.30)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.07	$ 20.26	$ 15.80	$ 13.40	$ 16.48	$ 14.80
Total Return B, C, D	(.91)%	30.15%	20.36%	(17.33)%	12.82%	26.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.09%	1.09%	1.10%	1.11%	1.12%
Expenses net of fee waivers, if any	1.08% A	1.08%	1.09%	1.09%	1.10%	1.12%
Expenses net of all reductions	1.08% A	1.07%	1.08%	1.08%	1.08%	1.09%
Net investment income (loss)	2.34% A, H	1.16%	1.69%	1.34%	1.16%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,365	$ 90,537	$ 67,674	$ 58,968	$ 69,393	$ 64,200
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.58	$ 16.04	$ 13.60	$ 16.73	$ 15.01	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.25 H	.24	.28	.24	.20	.27
Net realized and unrealized gain (loss)	(.42)	4.62	2.51	(3.12)	1.76	2.92
Total from investment operations	(.17)	4.86	2.79	(2.88)	1.96	3.19
Distributions from net investment income	-	(.25)	(.29) I	(.22)	(.21)	(.28)
Distributions from net realized gain	(.01)	(.07)	(.06) I	(.03)	(.03)	(.04)
Total distributions	(.01)	(.32)	(.35)	(.25)	(.24)	(.32)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.40	$ 20.58	$ 16.04	$ 13.60	$ 16.73	$ 15.01
Total Return B, C, D	(.85)%	30.40%	20.54%	(17.22)%	13.07%	26.42%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	.92%	.93%	.93%	.95%	.97%
Expenses net of fee waivers, if any	.91% A	.92%	.93%	.93%	.94%	.97%
Expenses net of all reductions	.91% A	.91%	.92%	.91%	.92%	.94%
Net investment income (loss)	2.50% A, H	1.33%	1.85%	1.51%	1.32%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,755	$ 294,173	$ 175,442	$ 152,810	$ 177,984	$ 148,806
Portfolio turnover rate G	41% A	34%	41%	45%	50%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.76%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 451,469,915
Gross unrealized depreciation	(93,633,181)
Net unrealized appreciation (depreciation) on securities and other investments	$ 357,836,734

Tax cost	$ 1,463,933,206

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (12,503,833)
2017	(280,447,470)
Total capital loss carryforward	$ (292,951,303)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of, other than short-term securities, aggregated $377,863,411 and $354,112,786, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

In July 2014, the Board of Trustees approved an amendment to the management contract reducing the individual fund fee rate from .45% to .424%. The new individual fund fee rate will be effective August 1, 2014.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 57,385
Service Class 2	378,894
Service Class R	25,993
Service Class 2 R	112,112
$ 574,384

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 268,692
Service Class	38,681
Service Class 2	101,851
Initial Class R	33,377
Service Class R	16,834
Service Class 2R	29,063
Investor Class R	218,120
$ 706,618

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,521 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviseror an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,603 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,511,053. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $499,695, including $3,908 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,245 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Initial Class	$ -	$ 9,994,667
Service Class	-	1,357,229
Service Class 2	-	3,168,706
Initial Class R	-	1,290,936
Service Class R	-	628,888
Service Class 2R	-	959,606
Investor Class R	-	3,335,879
Total	$ -	$ 20,735,911
From net realized gain
Initial Class	$ 197,461	$ 2,739,851
Service Class	28,825	403,194
Service Class 2	77,133	1,092,127
Initial Class R	25,187	353,886
Service Class R	13,104	185,274
Service Class 2R	22,313	312,532
Investor Class R	73,173	955,030
Total	$ 437,196	$ 6,041,894

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Initial Class
Shares sold	1,943,977	5,801,817	$ 39,196,145	$ 107,662,358
Reinvestment of distributions	9,761	649,058	197,461	12,734,518
Shares redeemed	(3,072,895)	(7,255,257)	(61,773,250)	(129,071,396)
Net increase (decrease)	(1,119,157)	(804,382)	$ (22,379,644)	$ (8,674,520)
Service Class
Shares sold	255,695	428,272	$ 5,137,279	$ 7,746,361
Reinvestment of distributions	1,431	90,093	28,825	1,760,423
Shares redeemed	(400,728)	(1,628,602)	(8,081,148)	(28,843,970)
Net increase (decrease)	(143,602)	(1,110,237)	$ (2,915,044)	$ (19,337,186)
Service Class 2
Shares sold	652,145	1,340,055	$ 13,054,385	$ 23,878,028
Reinvestment of distributions	3,847	218,953	77,133	4,260,833
Shares redeemed	(1,377,420)	(7,981,874)	(27,384,896)	(142,365,692)
Net increase (decrease)	(721,428)	(6,422,866)	$ (14,253,378)	$ (114,226,831)
Initial Class R
Shares sold	159,238	435,761	$ 3,206,373	$ 8,137,230
Reinvestment of distributions	1,248	84,048	25,187	1,644,822
Shares redeemed	(377,859)	(988,816)	(7,571,228)	(17,709,460)
Net increase (decrease)	(217,373)	(469,007)	$ (4,339,668)	$ (7,927,408)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Service Class R
Shares sold	122,764	215,668	$ 2,457,608	$ 3,976,622
Reinvestment of distributions	652	41,731	13,104	814,162
Shares redeemed	(219,300)	(480,725)	(4,374,971)	(8,684,273)
Net increase (decrease)	(95,884)	(223,326)	$ (1,904,259)	$ (3,893,489)
Service Class 2R
Shares sold	373,173	635,014	$ 7,378,612	$ 11,565,664
Reinvestment of distributions	1,124	66,051	22,313	1,272,138
Shares redeemed	(239,801)	(515,803)	(4,751,014)	(9,082,206)
Net increase (decrease)	134,496	185,262	$ 2,649,911	$ 3,755,596
Investor Class R
Shares sold	1,341,521	4,240,579	$ 26,947,608	$ 79,414,168
Reinvestment of distributions	3,628	219,372	73,173	4,290,909
Shares redeemed	(650,791)	(1,102,402)	(13,014,789)	(19,510,986)
Net increase (decrease)	694,358	3,357,549	$ 14,005,992	$ 64,194,091

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 19% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0814
1.774855.112

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period (April 9, 2014 to June 30, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value June 30, 2014	Expenses Paid During Period
Initial Class	.77%
Actual		$ 1,000.00	$ 1,005.00	$ 1.76C
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86D
Investor Class	.80%
Actual		$ 1,000.00	$ 1,005.00	$ 1.82C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 83/365 (to reflect the period April 9, 2014 to June 30, 2014).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets
DaVita HealthCare Partners, Inc.	2.2
The ServiceMaster Co.	2.2
Berry Plastics Corp.	2.1
Laureate Education, Inc.	2.1
Landmark Worldwide	1.8
10.4
Top Five Market Sectors as of June 30, 2014
% of fund's net assets
Containers	8.7
Healthcare	8.1
Technology	7.4
Services	6.1
Cable TV	6.0
Quality Diversification (% of fund's net assets)
As of June 30, 2014
BBB 1.4%
BB 21.1%
B 53.5%
CCC,CC,C 4.3%
Not Rated 8.4%
Short-Term Investments and Net Other Assets 11.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*
Bank Loan Obligations 87.0%
Nonconvertible Bonds 1.7%
Short-Term Investments and Net Other Assets (Liabilities) 11.3%
* Foreign investments	11.0%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 87.0%
	Principal Amount	Value
Aerospace - 1.4%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (d)	$ 498,734	$ 495,617
Tranche D, term loan 3.75% 6/4/21 (d)	465,000	463,256
		958,873
Air Transportation - 1.8%
Landmark Worldwide Tranche 1LN, term loan 10/25/19 (f)	1,250,000	1,251,563
Automotive - 0.9%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (d)	500,000	495,313
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/15/20 (f)	125,000	125,469
		620,782
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.8995% 1/30/19 (d)	500,000	497,500
Building Materials - 0.7%
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (d)	498,750	498,750
Cable TV - 6.0%
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (d)	498,741	492,195
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 6/30/21 (f)	60,000	60,000
Tranche 2LN, term loan 6/30/23 (f)	240,000	240,600
Mediacom Broadband LLC term loan 3.75% 6/30/21 (d)	1,000,000	1,001,250
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	592,450	596,153
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	512,550	515,753
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	1,250,000	1,242,188
Zayo Group LLC Tranche B, term loan 4% 7/2/19 (d)	19,949	19,974
		4,168,113
Capital Goods - 1.6%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (d)	80,000	80,500
Husky Injection Molding Systems Ltd. Tranche 1LN, term loan 6/30/21 (f)	1,000,000	1,003,750
Utex Industries, Inc. Tranche B 1LN, term loan 5% 5/22/21 (d)	35,000	35,396
		1,119,646

	Principal Amount	Value
Chemicals - 0.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 6/12/22 (f)	$ 20,000	$ 20,375
Tranche B 1LN, term loan 6/12/21 (f)	70,000	70,525
		90,900
Containers - 7.3%
Anchor Glass Container Corp. Tranche B, term loan 5/16/21 (f)	120,000	120,300
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	500,000	500,000
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	1,496,250	1,490,639
Consolidated Container Co. Tranche 2LN, term loan 9.75% 1/3/20 (d)	1,000,000	985,000
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	748,120	749,991
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (d)	500,000	497,500
U.S. Devices Prescription Co.:
Tranche 2LN, term loan 8% 5/2/22 (d)	250,000	250,625
Tranche B 1LN, term loan 4.25% 5/2/21 (d)	500,000	500,000
		5,094,055
Diversified Financial Services - 1.6%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	500,000	514,375
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	498,750	498,750
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (d)	110,000	110,413
		1,123,538
Diversified Media - 1.1%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (d)	250,000	250,000
Tranche B 1LN, term loan 4.5% 4/9/21 (d)	500,000	500,000
		750,000
Electric Utilities - 5.5%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (d)	1,000,000	1,001,250
Bayonne Energy Center, LLC Tranche B, term loan 6/30/21 (f)	240,000	241,800
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	498,741	489,389
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Electric Utilities - continued
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (d)	$ 115,000	$ 115,000
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	1,000,000	1,007,500
Topaz Power Holdings, LLC Tranche B, term loan 6.25% 2/26/20 (d)	491,279	491,279
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (d)	498,741	495,000
		3,841,218
Energy - 4.1%
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (d)	699,334	707,202
Tranche C, term loan 5.25% 3/14/21 (d)	48,913	49,463
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (d)	500,000	516,250
Floatel International Ltd. Tranche B, term loan 7.25% 6/27/20 (d)	159,600	160,997
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	500,000	508,750
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	154,612	154,032
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (d)	748,106	744,366
		2,841,060
Environmental - 2.9%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	498,734	496,864
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	500,000	501,875
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (d)	1,000,000	990,000
		1,988,739
Food & Drug Retail - 3.2%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	498,728	490,000
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (d)	1,000,000	1,011,250
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (d)	498,744	496,250
Stater Bros. Markets Tranche B, term loan 4.75% 5/12/21 (d)	250,000	251,250
		2,248,750
Food/Beverage/Tobacco - 1.4%
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (d)	498,741	501,234
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (d)	50,000	50,375

	Principal Amount	Value
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (d)	$ 255,000	$ 256,275
Tranche B 1LN, term loan 4.5% 6/30/21 (d)	135,000	135,675
		943,559
Gaming - 4.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	793,008	798,955
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	825,000	822,938
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (d)	498,747	506,438
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	498,747	493,759
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (d)	482,989	484,196
		3,106,286
Healthcare - 8.1%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	498,747	501,241
DaVita HealthCare Partners, Inc. Tranche B, term loan 6/24/21 (f)	1,500,000	1,503,742
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (d)	115,000	115,575
Tranche B 1LN, term loan 4.75% 4/23/21 (d)	90,000	90,113
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	453,892	455,027
ESH Hospitality, Inc. Tranche B, term loan 6/24/19 (f)	40,000	40,450
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9841% 5/1/18 (d)	557,066	557,066
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (d)	486,364	484,540
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (d)	500,000	496,250
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (d)	486,250	488,073
Polymer Group, Inc.:
term loan 12/19/19 (g)	15,181	15,219
Tranche B, term loan 5.25% 12/19/19 (d)	44,707	45,098
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	100,000	99,500
U.S. Renal Care, Inc. Tranche B 2LN, term loan 4.25% 7/3/19 (d)	748,116	749,986
		5,641,880
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 1.4%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	$ 1,000,000	$ 1,000,000
Hotels - 1.4%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (d)	478,448	478,448
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	480,952	480,952
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (d)	35,000	35,219
		994,619
Insurance - 0.7%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (d)	498,750	499,373
Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	85,000	85,744
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (d)	15,000	15,075
		100,819
Metals/Mining - 2.9%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (d)	455,000	453,294
Ameriforge Group, Inc. Tranche B 1LN, term loan 5% 1/25/20 (d)	498,750	502,491
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (d)	59,849	59,699
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	498,744	497,497
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (d)	500,000	482,500
		1,995,481
Paper - 0.4%
Otter Products, LLC Tranche B, term loan 5.75% 6/3/20 (d)	250,000	247,500
Publishing/Printing - 2.5%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	748,101	721,918
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (d)	496,855	505,550
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	498,744	499,679
		1,727,147

	Principal Amount	Value
Restaurants - 1.1%
CEC Entertainment, Inc. Tranche B, term loan 4.25% 2/14/21 (d)	$ 498,750	$ 496,880
TGI Friday's, Inc. Tranche B 1LN, term loan 6/30/20 (f)	240,000	240,300
		737,180
Services - 6.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	498,750	493,763
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	1,497,445	1,471,239
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (d)	750,000	750,000
The ServiceMaster Co. Tranche B, term loan 6/30/21 (f)	1,500,000	1,498,125
		4,213,127
Shipping - 2.2%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	498,744	496,898
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (d)	299,250	299,250
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (d)	748,120	748,120
		1,544,268
Super Retail - 4.7%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (d)	498,718	498,095
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (d)	498,747	499,059
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (d)	1,000,000	986,300
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	60,000	60,228
6% 5/22/18 (d)	748,111	754,657
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	498,771	498,771
		3,297,110
Technology - 7.4%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (d)	498,747	496,253
Carros U.S., LLC Tranche B, term loan 6/30/21 (f)	80,000	80,500
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	498,738	493,127
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (d)	249,375	250,934
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	998,747	1,002,542
First Data Corp. term loan 4.154% 3/24/18 (d)	500,000	500,625
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Technology - continued
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8% 6/17/22 (d)	$ 50,000	$ 49,938
Tranche B 1LN, term loan 5% 6/17/21 (d)	120,000	120,150
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	748,120	741,612
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	77,955	78,442
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (d)	748,125	746,255
TELX, Inc. Tranche B 1LN, term loan 4/9/20 (f)	500,000	500,625
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (d)	75,000	75,844
		5,136,847
Telecommunications - 3.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	498,747	509,969
Digicel International Finance Ltd. Tranche D-2, term loan 3/31/19 (f)	100,000	99,500
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (d)	500,000	499,400
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (d)	498,741	500,611
Securus Technologies Holdings, Inc. Tranche B 1LN, term loan 4.75% 4/30/20 (d)	498,744	500,614
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (d)	45,000	44,667
		2,154,761
TOTAL BANK LOAN OBLIGATIONS (Cost $60,364,642)		60,433,444
Nonconvertible Bonds - 1.7%

Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2132% 12/15/19 (b)(c)(d)	1,000,000	997,500
Electric Utilities - 0.1%
The AES Corp. 3.2411% 6/1/19 (d)	45,000	45,338
Energy - 0.0%
Chesapeake Energy Corp. 3.4786% 4/15/19 (d)	35,000	35,394

	Principal Amount	Value
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)(c)	$ 85,000	$ 85,425
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (b)	40,000	40,000
TOTAL NONCONVERTIBLE BONDS (Cost $1,204,888)		1,203,657
Money Market Funds - 27.8%
Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $19,309,871)	19,309,871	19,309,871
TOTAL INVESTMENT PORTFOLIO - 116.5% (Cost $80,879,401)	80,946,972
NET OTHER ASSETS (LIABILITIES) - (16.5)%	(11,444,841)
NET ASSETS - 100%	$ 69,502,131
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,122,925 or 1.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) The coupon rate will be determined upon settlement of the loan after period end.

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $15,181 and $15,219, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,993
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Loan Obligations	$ 60,433,444	$ -	$ 60,317,869	$ 115,575
Corporate Bonds	1,203,657	-	1,203,657	-
Money Market Funds	19,309,871	19,309,871	-	-
Total Investments in Securities:	$ 80,946,972	$ 19,309,871	$ 61,521,526	$ 115,575
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Canada	3.5%
United Kingdom	2.3%
Ireland	1.4%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,569,530)	$ 61,637,101
Fidelity Central Funds (cost $19,309,871)	19,309,871
Total Investments (cost $80,879,401)		$ 80,946,972
Cash		4,808,561
Receivable for investments sold		589,857
Receivable for fund shares sold		448,374
Interest receivable		209,036
Distributions receivable from Fidelity Central Funds		1,453
Other receivables		250
Total assets		87,004,503

Liabilities
Payable for investments purchased Regular delivery	$ 16,358,725
Delayed delivery	1,085,000
Payable for fund shares redeemed	4
Accrued management fee	29,021
Other affiliated payables	7,099
Other payables and accrued expenses	22,523
Total liabilities		17,502,372

Net Assets		$ 69,502,131
Net Assets consist of:
Paid in capital		$ 69,221,045
Undistributed net investment income		215,288
Accumulated undistributed net realized gain (loss) on investments		(1,773)
Net unrealized appreciation (depreciation) on investments		67,571
Net Assets		$ 69,502,131

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($11,136,753 ÷ 1,108,381 shares)	$ 10.05

Investor Class: Net Asset Value, offering price and redemption price per share ($58,365,378 ÷ 5,808,999 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period April 9, 2014 (commencement of operations) to June 30, 2014 (Unaudited)

Investment Income
Interest		$ 283,739
Income from Fidelity Central Funds		2,993
Total income		286,732

Expenses
Management fee	$ 50,397
Transfer agent fees	8,453
Accounting fees and expenses	4,416
Custodian fees and expenses	4,029
Independent trustees' compensation	19
Audit	19,472
Total expenses before reductions	86,786
Expense reductions	(15,342)	71,444
Net investment income (loss)		215,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,773)
Change in net unrealized appreciation (depreciation) on investment securities		67,571
Net gain (loss)		65,798
Net increase (decrease) in net assets resulting from operations		$ 281,086

Statement of Changes in Net Assets

For the period April 9, 2014 (commencement of operations) to June 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,288
Net realized gain (loss)	(1,773)
Change in net unrealized appreciation (depreciation)	67,571
Net increase (decrease) in net assets resulting from operations	281,086
Share transactions - net increase (decrease)	69,221,045
Total increase (decrease) in net assets	69,502,131

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $215,288)	$ 69,502,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2014 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.054
Net realized and unrealized gain (loss)	(.004)H
Total from investment operations	.050
Net asset value, end of period	$ 10.05
Total ReturnB, C, D	.50%
Ratios to Average Net Assets F, J
Expenses before reductions	.97%A
Expenses net of fee waivers, if any	.77%A
Expenses net of all reductions	.77%A
Net investment income (loss)	2.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,137
Portfolio turnover rateG	2%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 9, 2014 (commencement of operations) to June 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

Financial Highlights - Investor Class

Six months ended June 30, 2014I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.052
Net realized and unrealized gain (loss)	(.002)H
Total from investment operations	.050
Net asset value, end of period	$ 10.05
Total ReturnB, C, D	.50%
Ratios to Average Net Assets F, J
Expenses before reductions	.95%A
Expenses net of fee waivers, if any	.80%A
Expenses net of all reductions	.80%A
Net investment income (loss)	2.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,365
Portfolio turnover rateG	2%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 9, 2014 (commencement of operations) to June 30, 2014.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 180,077
Gross unrealized depreciation	(110,526)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,551

Tax cost	$ 80,877,421

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $62,237,965 and $662,902, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,650
Investor Class	6,803
$ 8,453

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2015.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	.77%	$ 4,741
Investor Class	.80%	10,601
		$ 15,342

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended June 30, 2014 A	Six months ended June 30, 2014 A
Initial Class
Shares sold	1,116,047	$ 11,161,922
Shares redeemed	(7,666)	(76,961)
Net increase (decrease)	1,108,381	$ 11,084,961
Investor Class
Shares sold	5,809,036	$ 58,136,460
Shares redeemed	(37)	(376)
Net increase (decrease)	5,808,999	$ 58,136,084

A For the period April 9, 2014 (commencement of operations) to June 30, 2014.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Floating Rate High Income Portfolio

On January 14, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund until April 30, 2015, to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

VIPFHI-SANN-0814
1.9859332.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014